File Nos. 33-16693
811-5295

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 33	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 33 [X]

(Check appropriate box or boxes.)

DREYFUS CASH MANAGEMENT PLUS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York , 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
----

X on June 1, 2008 pursuant to paragraph (b)
----

     60 days after filing pursuant to paragraph (a)(i)
----

    on (date) pursuant to paragraph (a)(i)
----

     75 days after filing pursuant to paragraph (a)(ii)
----

     on (date) pursuant to paragraph (a)(ii) of Rule 485
----

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
----

Dreyfus
Cash Management	Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2008

Contents

The Funds		Account Information

Introduction	1	Account Policies	39
Dreyfus Cash Management	2	Distributions and Taxes	43
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	44
Dreyfus Government		Instructions for Account Transactions	45
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury & Agency		See back cover.
Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Dreyfus California AMT-Free
Municipal Cash Management	29
Management	32

Financial Highlights	34

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider ten investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course,past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.96%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

5.14%	2.99%	3.73%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.95%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

5.13%	3.01%	3.77%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.85%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.93%	2.92%	3.66%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.81%.

Average annual total returns as of 12/31/07

		Since
		inception
1 Year	5 Years	(2/27/98)

4.89%	2.87%	3.57%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.62%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.76%	2.81%	3.52%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 15

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.61%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.34%	2.66%	3.41%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.68%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.40%	2.10%	2.42%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.68%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.44%	2.12%	2.48%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the samount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New York state and New York city personal income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.63%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.41%	2.09%	2.39%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

28

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 29

DREYFUS CALIFORNIA AMT-FREE CASH MANAGEMENT (continued)
MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a rel-atively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

30

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets
Management fees			0.20%

Rule 12b-1 fees			0.10%

Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% during the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 31

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund (except Dreyfus California AMT-Free Municipal Cash Management) paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007 through January 31, 2008, Dreyfus California AMT-Free Municipal Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

32

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Management 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Administrative shares for the fiscal periods indicated.“Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These fig-

ures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	0.50	.049	.031	.012	.009
Distributions:	Dividends from investment
	income — net	(0.50)	(.049)	(.031)	(.012)	(.009)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		5.08	4.96	3.18	1.21	.89

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30
Ratio of net investment income
to average net assets		4.93	4.88	3.14	1.20	.89

Net assets, end of period ($ in millions)		638	315	251	266	255

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.050	.048	.031	.012	.010

Distributions:	Dividends from investment
	income — net	(.050)	(.048)	(.031)	(.012)	(.010)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		5.08	4.95	3.19	1.22	.96

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30
Ratio of net investment income
to average net assets		4.94	4.85	3.13	1.13	.97

Net assets, end of period ($ in millions)		2,278	1,148	793	500	1,579

34

			Year Ended January 31,
Dreyfus Government Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.047	.048	.031	.012	.009

Distributions:	Dividends from investment
	income — net	(.047)	(.048)	(.031)	(.012)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.83	4.88	3.12	1.16	.93

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30
Ratio of net investment income
to average net assets		4.63	4.79	3.05	1.10	.93

Net assets, end of period ($ in millions)		693	320	240	313	900

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.047	.047	.030	.011	.008
Distributions:	Dividends from investment
	income — net	(.047)	(.047)	(.030)	(.011)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.80	4.85	3.08	1.11	.84

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		4.57	4.76	3.11	1.09	.81

Net assets, end of period ($ in millions)		307	314	210	200	130

Financial Highlights 35

FINANCIAL HIGHLIGHTS (continued)

			Year Ended January 31,
Dreyfus Treasury & Agency Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.045	.047	.030	.011	.008

Distributions:	Dividends from investment

	income — net	(.045)	(.047)	(.030)	(.011)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.61	4.79	3.00	1.09	.83

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		4.20	4.70	2.98	1.06	.83

Net assets, end of period ($ in millions)		758	141	87	49	20

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.041	.045	.028	.011	.008

Distributions:	Dividends from investment

	income — net	(.041)	(.045)	(.028)	(.011)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.18	4.59	2.86	1.07	.82

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		3.71	4.47	2.83	1.04	.83

Net assets, end of period ($ in millions)		438	5	26	39	97

36

			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.033	.032	.022	.010	.008

Distributions:	Dividends from investment

	income — net	(.033)	(.032)	(.022)	(.010)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.36	3.24	2.26	1.02	.80

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		3.29	3.19	2.25	1.04	.79

Net assets, end of period ($ in millions)		259	213	105	275	312

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.033	.032	.023	.010	.008

Distributions:	Dividends from investment

	income — net	(.033)	(.032)	(.023)	(.010)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.40	3.27	2.29	1.03	.83

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		3.32	3.23	2.24	.97	.82

Net assets, end of period ($ in millions)		294	291	137	129	108

Financial Highlights 37

FINANCIAL HIGHLIGHTS (continued)

			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.033	.032	.022	.010	.008

Distributions:	Dividends from investment

	income — net	(.033)	(.032)	(.022)	(.010)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.37	3.25	2.26	1.00	.79

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		3.31	3.21	2.23	1.02	.79

Net assets, end of period ($ in millions)		74	36	8	1	— [1]

[1] Amount represents less than $1 million.

					Period Ended
					January 31,

Dreyfus California AMT-Free Municipal Cash Management					2008 [1]

Per-Share Data ($):
Net asset value, beginning of period					1.00

Investment operations:	Investment income — net				.016

Distributions:	Dividends from investment

	income — net				(.016)

Net asset value, end of period					1.00

Total Return (%)					3.19 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets					.30 [2]

Ratio of net expenses to average net assets					.25 [2]

Ratio of net investment income to average net assets					3.05 [2]

Net assets, end of period ($ in millions)					— [3]

[1] From August 1, 2007 (commencement of operations) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

38

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

Account Information 39

ACCOUNT POLICIES (continued)

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

Initial	Additional

Administrative shares $10,000,000*	none

* The minimum initial investment in Administrative shares
is $10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund and Dreyfus Institutional Cash
Advantage Plus Fund (including in any class of a fund);
or (b) the investor has, in the opinion of Dreyfus
Investments Division, adequate intent and availability of
assets to reach a future level of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 share price.

40

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 41

ACCOUNT POLICIES (continued)

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

42

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management from California, and, as to Dreyfus New York Municipal Cash Management from New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California state and New York state and New York city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and NewYork issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

Account Information 43

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Administrative shares of any Dreyfus Cash Management fund, Administrative shares of any other Dreyfus Cash Management fund, or Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative shares of any Dreyfus Cash Management fund, in Administrative shares of any other Dreyfus Cash Management fund, or in Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

44

INSTRUCTIONS FOR **ACCOUNT TRANSACTIONS** (continued)

Via Computer Facilities

TO OPEN AN ACCOUNT

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter:

- account number
- fund number
- share class
- amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

- account number
- fund number
- share class
- amount to sell

Print a report of transactions for your records.

46

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Dreyfus
Cash Management	Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2008

Contents

The Funds		Account Information

Introduction	1	Account Policies	34
Dreyfus Cash Management	2	Distributions and Taxes	38
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	39
Dreyfus Government		Instructions for Account Transactions	40
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury & Agency		See back cover.
Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Dreyfus California AMT-Free
Municipal Cash Management	29
Management	32
Financial Highlights	33

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider ten investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.97%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

5.14%	2.99%	3.73%
* Based on the performance of the fund’s Administrative shares for peri-
ods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.96%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

5.13%	3.01%	3.77%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price: • interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.86%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

4.93%	2.92%	3.66%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instru-mentalities.The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.82%.

Average annual total returns as of 12/31/07
Agency shares*

		Since
		inception
1 Year	5 Years	(2/27/98)

4.89%	2.87%	3.57%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Agency shares*

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.63%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

4.76%	2.81%	3.52%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 15

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.61%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

4.34%	2.66%	3.41%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures for periods prior to October 1, 2007 shown have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.69%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

3.40%	2.10%	2.42%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price: • interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures for periods prior to October 1, 2007 shown have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.69%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

3.44%	2.12%	2.48%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New York state and New York city personal income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.64%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

3.41%	2.09%	2.39%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

28

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 29

DREYFUS CALIFORNIA AMT-FREE CASH MANAGEMENT (continued)
MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included for the fund in this section of the prospectus.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

30

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% for the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 31

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund, (except Dreyfus California AMT-Free Municipal Cash Management), paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007 through January 31, 2008, Dreyfus California AMT Tax-Free Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each such fund’s management agreement with Dreyfus is available in the relevant fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the prima-ry mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets.

BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Investors should contact their financial representatives for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

32

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Agency shares for the period from October 1, 2007 (commencement of initial offering) to January 31, 2008. Total return shows how much your investment in the would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Period Ended
		January 31,

Dreyfus Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.016

Distributions:	Dividends from investment

	income — net	(.016)

Net asset value, end of period		1.00

Total Return (%)		4.84 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		4.97 [2]

Net assets, end of period ($ in millions)		19

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

		Period Ended
		January 31,

Dreyfus Cash Management Plus, Inc.		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.016

Distributions:	Dividends from investment

	income — net	(.016)

Net asset value, end of period		1.00

Total Return (%)		4.81 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		4.98 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

Financial Highoights 33

FINANCIAL HIGHLIGHTS (continued)

		Period Ended
		January 31,

Dreyfus Government Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.014

Distributions:	Dividends from investment

	income — net	(.014)

Net asset value, end of period		1.00

Total Return (%)		4.30 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		4.67 [2]

Net assets, end of period ($ in millions)		2

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

		Period Ended
		January 31,

Dreyfus Government Prime Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.015

Distributions:	Dividends from investment

	income — net	(.015)

Net asset value, end of period		1.00

Total Return (%)		4.33 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		4.61 [2]

Net assets, end of period ($ in millions)		10

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

34

		Period Ended
		January 31,

Dreyfus Treasury & Agency Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.013

Distributions:	Dividends from investment

	income — net	(.013)

Net asset value, end of period		1.00

Total Return (%)		3.92 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		4.24 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

		Period Ended
		January 31,

Dreyfus Treasury Prime Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.011

Distributions:	Dividends from investment

	income — net	(.011)

Net asset value, end of period		1.00

Total Return (%)		3.38 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		3.75 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

Financial Highlights 35

FINANCIAL HIGHLIGHTS (continued)

		Period Ended
		January 31,

Dreyfus Tax Exempt Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.011

Distributions:	Dividends from investment

	income — net	(.011)

Net asset value, end of period		1.00

Total Return (%)		3.18 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		3.33 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

		Period Ended
		January 31,

Dreyfus Municipal Cash Management Plus		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.011

Distributions:	Dividends from investment

	income — net	(.011)

Net asset value, end of period		1.00

Total Return (%)		3.20 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		3.36 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

36

		Period Ended
		January 31,

Dreyfus New York Municipal Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.011

Distributions:	Dividends from investment

	income — net	(.011)

Net asset value, end of period		1.00

Total Return (%)		3.18 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		3.35 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

		Period Ended
		January 31,

Dreyfus California AMT-Free Municipal Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.010

Distributions:	Dividends from investment

	income — net	(.010)

Net asset value, end of period		1.00

Total Return (%)		3.09 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets		.26 [2]

Ratio of net expenses to average net assets		.21 [2]

Ratio of net investment income to average net assets		3.09 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 1, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

Financial Highlights 37

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Agency shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The fund offers other classes of shares, which are described in separate prospectuses.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m. for the taxable money market funds, 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

38

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

Initial	Additional

Agency shares $10,000,000*	none

* The minimum initial investment in Agency shares is
$10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund and Dreyfus Institutional Cash
Advantage Plus Fund (including in any class of a fund);
or (b) the investor has, in the opinion of Dreyfus
Investments Division, adequate intent and availability of
assets to reach a future level of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 39

ACCOUNT POLICIES (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

40

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund reserves the right to:

• refuse any purchase or exchange request that could adversely affect the fund or its operations • change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions • change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 41

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management from California, and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California state and New York state and New York city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to that state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

42

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Agency shares of any Dreyfus Cash Management fund, Agency shares of any other Dreyfus Cash Management fund. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Agency shares of any Dreyfus Cash Management fund, in Agency shares of any other Dreyfus Cash Management fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information	43

Dreyfus
Cash Management	Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2008

Contents

The Funds		Account Information

Introduction	1	Account Policies	39
Dreyfus Cash Management	2	Distributions and Taxes	43
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	44
Dreyfus Government		Instructions for Account Transactions	45
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury & Agency		See back cover.
Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Dreyfus California AMT-Free
Municipal Cash Management	29
Management	32

Financial Highlights	34

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider ten investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.98%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

5.24%	3.09%	3.83%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.98%.

Average annual total returns as of 12/31/07
1 Year	5 years	10 Years

5.23%	3.11%	3.87%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.87%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

5.03%	3.03%	3.76%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.84%.

Average annual total returns as of 12/31/07

		Since
		inception
1 Year	5 Years	(2/27/98)

5.00%	2.97%	3.67%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.65%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.86%	2.91%	3.63%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 15

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.63%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.44%	2.76%	3.51%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.71%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.50%	2.20%	2.53%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.71%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.54%	2.22%	2.58%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New York state and New York city personal income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.65%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.52%	2.20%	2.49%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

28

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 29

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT (continued)

MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a rel-atively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance is not included in this section of the prospectus.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

30

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets
Management fees	0.20%

Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% during the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 31

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund (except Dreyfus California AMT-Free Municipal Cash Management) paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007 through January 31, 2008, Dreyfus California AMT-Free Municipal Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

32

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees or paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Management 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Institutional shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available to investors upon request.

			Year Ended January 31,
Dreyfus Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.051	.050	.032	.013	.010

Distributions:	Dividends from investment
	income — net	(.051)	(.050)	(.032)	(.013)	(.010)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		5.18	5.07	3.28	1.31	.99

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		5.03	4.98	3.24	1.30	.99

Net assets, end of period ($ in millions)		18,983	11,063	9,484	9,283	9,507

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.051	.049	.032	.013	.011

Distributions:	Dividends from investment
	income — net	(.051)	(.049)	(.032)	(.013)	(.011)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		5.18	5.06	3.29	1.32	1.06

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		5.04	4.95	3.23	1.23	1.07

Net assets, end of period ($ in millions)		9,513	6,495	5,908	8,466	14,249

34

			Year Ended January 31,
Dreyfus Government Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.048	.049	.032	.013	.010

Distributions:	Dividends from investment
	income — net	(.048)	(.049)	(.032)	(.013)	(.010)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.93	4.99	3.23	1.26	1.03

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		4.73	4.89	3.15	1.20	1.03

Net assets, end of period ($ in millions)		9,303	3,118	2,842	3,571	5,409

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.048	.048	.031	.012	.009
Distributions:	Dividends from investment
	income — net	(.048)	(.048)	(.031)	(.012)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.91	4.95	3.18	1.21	.94

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		4.67	4.86	3.21	1.19	.91

Net assets, end of period ($ in millions)		2,327	1,005	773	537	415

Financial Highlights 35

FINANCIAL HIGHLIGHTS (continued)

			Year Ended January 31,
Dreyfus Treasury & Agency Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.046	.048	.031	.012	.009

Distributions:	Dividends from investment

	income — net	(.046)	(.048)	(.031)	(.012)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.71	4.89	3.10	1.19	.93

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		4.30	4.80	3.08	1.16	.93

Net assets, end of period ($ in millions)		12,891	3,429	3,017	2,351	3,312

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.042	.046	.029	.012	.009

Distributions:	Dividends from investment

	income — net	(.042)	(.046)	(.029)	(.012)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.28	4.68	2.96	1.17	.92

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		3.81	4.57	2.93	1.14	.93

Net assets, end of period ($ in millions)		5,373	1,043	1,487	1,333	1,785

36

			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.034	.033	.023	.011	.009

Distributions:	Dividends from investment

	income — net	(.034)	(.033)	(.023)	(.011)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.47	3.34	2.36	1.12	.90

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		3.39	3.29	2.35	1.14	.89

Net assets, end of period ($ in millions)		4,370	2,333	2,645	2,510	1,934

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.034	.033	.024	.011	.009

Distributions:	Dividends from investment

	income — net	(.034)	(.033)	(.024)	(.011)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.50	3.37	2.39	1.13	.93

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		3.42	3.33	2.34	1.07	.92

Net assets, end of period ($ in millions)		1,787	596	638	500	722

Financial Highlights 37

FINANCIAL HIGHLIGHTS (continued)

			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.034	.033	.023	.011	.009

Distributions:	Dividends from investment

	income — net	(.034)	(.033)	(.023)	(.011)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.47	3.36	2.36	1.10	.88

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		3.41	3.31	2.33	1.12	.89

Net assets, end of period ($ in millions)		458	377	343	336	308

		Period Ended
		January 31,

Dreyfus California AMT-Free Municipal Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.017

Distributions:	Dividends from investment

	income — net	(.017)

Net asset value, end of period		1.00

Total Return (%)		3.29 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets		.20 [2]

Ratio of net expenses to average net assets		.15 [2]

Ratio of net investment income to average net assets		3.15 [2]

Net assets, end of period ($ in millions)		115

[1] For August 1, 2007 (commencement of operations) to January 31, 2008.

[2] Annualized.

38

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

Account Information 39

ACCOUNT POLICIES (continued)

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional

Institutional shares	$10,000,000 *	none

*	The minimum initial investment in Institutional shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 share price.

40

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 41

ACCOUNT POLICIES (continued)

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

42

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management from California, and, as to Dreyfus New York Municipal Cash Management from New York state and New York city, personal income taxes, respectively. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California state and New York state and New York city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and NewYork issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

Account Information 43

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are avail-able).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of any Dreyfus Cash Management fund, in Institutional shares of any other Dreyfus Cash Management fund or in Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

44

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information 45

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption secu-
rity. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.
For information about Dreyfus, access our Internet site at www.dreyfus.com.

46

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For More Information

Dreyfus Cash Management SEC file number: 811-4175
Dreyfus Cash Management Plus, Inc. SEC file number: 811-5295
Dreyfus Government Cash Management A series of Dreyfus Government Cash Management Funds SEC file number: 811-3964
Dreyfus Government Prime Cash Management A series of Dreyfus Government Cash Management Funds SEC file number: 811-3964
Dreyfus Treasury & Agency Cash Management SEC file number: 811-4723
Dreyfus Treasury Prime Cash Management SEC file number: 811-5718
Dreyfus Tax Exempt Cash Management A series of Dreyfus Tax Exempt Cash Management Funds SEC file number: 811-3954
Dreyfus Municipal Cash Management Plus SEC file number: 811-6172
Dreyfus New York Municipal Cash Management SEC file number: 811-6395
Dreyfus California AMT-Free Municipal Cash Management A series of Dreyfus Tax Exempt Cash Management Funds SEC file number: 811-3954

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings daily as of the end of the previous business day, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:
By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621
By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.
By mail Write to: Dreyfus Investments Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2008 MBSC Securities Corporation

Dreyfus
Cash Management Funds

PROSPECTUS June 1, 2008

Investor Shares

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc.

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus California AMT-Free Municipal Cash Management

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents
The Funds		Account Information

Introduction	1	Account Policies	39
Dreyfus Cash Management	2	Distributions and Taxes	43
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	44
Dreyfus Government		Instructions for Account Transactions	45
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury & Agency		See back cover.
Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Dreyfus California AMT-Free
Municipal Cash Management	29
Management	32

Financial Highlights	34

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider ten investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.98%	2.84%	3.57%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guar- anteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.97%	2.85%	3.62%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your-shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.77%	2.77%	3.50%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. govern-

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the United States government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Average annual total returns as of 12/31/07

		Since
		inception
1 Year	5 Years	(2/27/98)

4.74%	2.72%	3.41%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.60%	2.66%	3.37%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 15

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

18

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Investor shares as of 3/31/08 was 0.57%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.18%	2.50%	3.25%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Investor shares as of 3/31/08 was 0.64%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.25%	1.94%	2.27%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Investor shares as of 3/31/08 was 0.64%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.28%	1.97%	2.33%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensi- tive to risks that are specific to investing primar- ily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements.Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable),from federal and New York state and New York city personal income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Investor shares as of 3/31/08 was 0.59%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.26%	1.94%	2.24%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

28

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 29

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT (continued)

MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a rel-atively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance is not included in this section of the prospectus.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

30

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets
Management fees			0.20%

Rule 12b-1 fees			0.25%

Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% during the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 31

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund (except Dreyfus California AMT-Free Municipal Cash Management) paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007, through January 31, 2008, Dreyfus California AMT-Free Municipal Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

32

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Management 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Investor shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.48	.047	.030	.011	.007

Distributions:	Dividends from investment
	income — net	(0.48)	(.047)	(.030)	(.011)	(.007)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.92	4.80	3.03	1.06	.74

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets		4.78	4.73	2.99	1.05	.74

Net assets, end of period ($ in millions)		3,194	1,590	1,238	1,068	1,254

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.048	.047	.030	.011	.008

Distributions:	Dividends from investment
	income — net	(.048)	(.047)	(.030)	(.011)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.92	4.80	3.03	1.07	.81

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets		4.79	4.70	2.98	.98	.82

Net assets, end of period ($ in millions)		1,802	1,658	1,275	1,058	1,203

34

			Year Ended January 31,
Dreyfus Government Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.046	.046	.029	.010	.008
Distributions:	Dividends from investment

	income — net	(.046)	(.046)	(.029)	(.010)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.67	4.72	2.97	1.01	.78

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		4.48	4.64	2.90	.95	.78

Net assets, end of period ($ in millions)		1,738	909	1,050	1,287	1,307

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.046	.046	.029	.010	.007

Distributions:	Dividends from investment

	income — net	(.046)	(.046)	(.029)	(.010)	(.007)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.65	4.69	2.92	.96	.69

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		4.42	4.61	2.96	.94	.66

Net assets, end of period ($ in millions)		563	275	242	209	243

Financial Highlights 35

FINANCIAL HIGHLIGHTS (continued)

36
			Year Ended January 31,
Dreyfus Treasury & Agency Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.044	.045	.028	.009	.007

Distributions:	Dividends from investment

	income — net	.044	(.045)	(.028)	(.009)	(.007)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.45	4.63	2.84	.94	.68

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		4.05	4.55	2.83	.91	.68

Net assets, end of period ($ in millions)		3,483	1,471	1,320	1,164	1,288

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.039	.043	.027	.009	.007

Distributions:	Dividends from investment

	income — net	(.039)	(.043)	(.027)	(.009)	(.007)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.02	4.43	2.70	.92	.67

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		3.56	4.32	2.68	.89	.68

Net assets, end of period ($ in millions)		2,573	615	651	613	794

			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.032	.030	.021	.009	.006

Distributions:	Dividends from investment

	income — net	(.032)	(.030)	(.021)	(.009)	(.006)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.21	3.08	2.11	.87	.65

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		3.14	3.04	2.10	.89	.64

Net assets, end of period ($ in millions)		556	288	255	240	122

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.032	.031	.021	.009	.007

Distributions:	Dividends from investment

	income — net	(.032)	(.031)	(.021)	(.009)	(.007)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.25	3.11	2.13	.88	.68

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		3.17	3.08	2.09	.82	.67

Net assets, end of period ($ in millions)		472	206	180	105	88

Financial Highlights 37

FINANCIAL HIGHLIGHTS (continued)
38
			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.032	.031	.021	.008	.006

Distributions:	Dividends from investment

	income — net	(.032)	(.031)	(.021)	(.008)	(.006)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.21	3.10	2.11	.85	.63

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		3.16	3.06	2.08	.87	.64

Net assets, end of period ($ in millions)		363	120	125	71	28

					Period Ended
					January 31,

Dreyfus California AMT-Free Municipal Cash Management					2008 [1]

Per-Share Data ($):
Net asset value, beginning of period					1.00

Investment operations:	Investment income — net				.015

Distributions:	Dividends from investment

	income — net				(.015)

Net asset value, end of period					1.00

Total Return (%)					3.05 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets					.45 [2]

Ratio of net expenses to average net assets					.40 [2]

Ratio of net investment income to average net assets					2.90 [2]

Net assets, end of period ($ in millions)					6

[1] From August 1, 2007 (commencement of operations) to January 31, 2008.

[2] Annualized.

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

Account Information 39

ACCOUNT POLICIES (continued)

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional

Investor shares	$10,000,000*	none

*	The minimum initial investment in Investor shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 share price.

40

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 41

ACCOUNT POLICIES (continued)

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

42

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management, from California, and, as to Dreyfus New York Municipal Cash Management from New York state and New York city, personal income taxes, respectively. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California state and New York state and New York city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and NewYork issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

Account Information 43

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Investor shares of any Dreyfus Cash Management fund, Investor shares of any other Dreyfus Cash Management fund or Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor shares of any Dreyfus Cash Management fund, in Investor shares of any other Dreyfus Cash Management fund or in Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

44

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

By Telephone

Before wiring funds, call a Dreyfus	Before wiring funds, call a Dreyfus	Before redeeming shares, call a Dreyfus
Investments Division representative with	Investments Division representative with	Investments Division representative
information about your transaction.	information about your transaction.	with information about your transaction.

Wire Call us to request an account	Wire Have your bank send your	Wire Be sure the fund has your bank account
application and an account number.	investment to The Bank of New York,	information on file. Proceeds will be wired to
Transmit your investment to The Bank of	with these instructions:	your bank.
New York, with these instructions:	• ABA# 021000018
• ABA# 021000018	• fund name and DDA# 8900480025
• fund name and DDA# 8900480025	• the share class
• the share class	• your account number
• your account number	• account registration
• account registration	• dealer number, if applicable
• dealer number, if applicable
Return your application with the account
number on the application.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information 45

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Via Computer Facilities

Access Lion Remote System, input new	Access Lion Remote System.	Access Lion Remote System, confirm
account data and retrieve account	Enter:	bank account information or select from
number for your records.	• account number	multiple wire instructions.
	• fund number	Enter:
	• share class	• account number
	• amount to buy	• fund number
	Print a report of transactions for	• share class
	your records.	• amount to sell
Print a report of transactions for
your records.

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.
For information about Dreyfus, access our Internet site at www.dreyfus.com.

46

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For More Information

Dreyfus Cash Management
SEC file number:	811-4175

Dreyfus Cash Management Plus, Inc.
SEC file number:	811-5295

Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number:	811-3964

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number:	811-3964

Dreyfus Treasury & Agency Cash Management
SEC file number:	811-4723

Dreyfus Treasury Prime Cash Management
SEC file number:	811-5718
Dreyfus Tax Exempt Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number:	811-3954

Dreyfus Municipal Cash Management Plus
SEC file number:	811-6172

Dreyfus New York Municipal Cash Management
SEC file number:	811-6395
Dreyfus California AMT-Free Municipal
Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number:	811-3954

To obtain information:

By telephone

Call your Dreyfus Investments Division representative or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

By mail Write to: Dreyfus Investments Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings daily as of the end of the previous business day, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2008 MBSC Securities Corporation

Dreyfus Cash Management Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2008

Contents
The Funds		Account Information

Introduction	1	Account Policies	39
Dreyfus Cash Management	2	Distributions and Taxes	43
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	44
Dreyfus Government		Instructions for Account Transactions	45
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury & Agency		See back cover.
Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Dreyfus California AMT-Free
Municipal Cash Management	29
Management	32

Financial Highlights	34

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider ten investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks, foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.88%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.82%	2.68%	3.42%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.88%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.82%	2.70%	3.46%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.78%.

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)
Not all obligations of the U.S. government, its agen-
cies and instrumentalities are backed by the full
faith and credit of the U.S. Treasury. Some obliga-
tions, such as those issued by the Student Loan
Marketing Association and the Federal Home Loan
Banks, are backed only by the credit of the issuing
agency or instrumentality, and in some cases there
may be some risk of default by the issuer.Any guar-
antee by the U.S. government or its agencies or
instrumentalities of a security held by the fund does
not apply to the market value of such security or to
shares of the fund itself. In addition, because many
types of U.S. government securities trade actively
outside the United States, their prices may rise and
fall as changes in global economic conditions affect
the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.74%.

Average annual total returns as of 12/31/07

		Since
		inception
1 Year	5 Years	(2/27/98)

4.58%	2.56%	3.26%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.55%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.44%	2.50%	3.22%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 15

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.53%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.03%	2.35%	3.10%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.61%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.09%	1.79%	2.12%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.61%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.13%	1.82%	2.17%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply,causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New York state and New York city personal income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.55%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.11%	1.79%	2.09%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

28

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 29

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT (continued)

MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a rel-atively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance is not included in this section of the prospectus.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

30

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%

Rule 12b-1 fees	0.40%

Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% during the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 31

MANAGEMENT
Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund (except Dreyfus California AMT-Free Municipal Cash Management) paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007, through January 31, 2008, Dreyfus California AMT-Free Municipal Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

32

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Management 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Participant shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These fig-

ures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.047	.046	.028	.009	.006

Distributions:	Dividends from investment
	income — net	(.047)	(.046)	(.028)	(.009)	(.006)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.77	4.65	2.87	.91	.59

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets		4.63	4.58	2.84	.90	.59

Net assets, end of period ($ in millions)		390	206	210	244	132

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.047	.045	.028	.009	.007

Distributions:	Dividends from investment
	income — net	(.047)	(.045)	(.028)	(.009)	(.007)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.76	4.64	2.88	.92	.65

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets		4.64	4.55	2.83	.83	.67

Net assets, end of period ($ in millions)		1,264	941	700	463	957

34

			Year Ended January 31,
Dreyfus Government Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.044	.045	.028	.009	.006

Distributions:	Dividends from investment
	income — net	(.044)	(.045)	(.028)	(.009)	(.006)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.51	4.57	2.81	.86	.62

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets		4.33	4.49	2.75	.80	.63

Net assets, end of period ($ in millions)		445	196	244	289	607

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.044	.044	.027	.008	.005
Distributions:	Dividends from investment
	income — net	(.044)	(.044)	(.027)	(.008)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.49	4.53	2.77	.81	.54

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		4.27	4.46	2.81	.79	.51

Net assets, end of period ($ in millions)		711	341	208	230	229

Financial Highlights 35

FINANCIAL HIGHLIGHTS (continued)
			Year Ended January 31,
Dreyfus Treasury & Agency Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.042	.044	.027	.008	.005

Distributions:	Dividends from investment

	income — net	(.042)	(.044)	(.027)	(.008)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.30	4.47	2.69	.79	.52

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		3.90	4.40	2.68	.76	.53

Net assets, end of period ($ in millions)		288	257	219	210	123

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.038	.042	.025	.008	.005

Distributions:	Dividends from investment

	income — net	(.038)	(.042)	(.025)	(.008)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.87	4.27	2.55	.76	.52

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		3.41	4.17	2.53	.74	.53

Net assets, end of period ($ in millions)		975	121	352	94	179

36

			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.030	.029	.019	.007	.005

Distributions:	Dividends from investment

	income — net	(.030)	(.029)	(.019)	(.007)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.06	2.93	1.96	.72	.50

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		2.99	2.89	1.95	.74	.49

Net assets, end of period ($ in millions)		55	30	42	19	46

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.030	.029	.020	.007	.005

Distributions:	Dividends from investment

	income — net	(.030)	(.029)	(.020)	(.007)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.09	2.96	1.98	.73	.52

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		3.02	2.93	1.94	.67	.52

Net assets, end of period ($ in millions)		37	23	25	20	19

Financial Highlights 37

FINANCIAL HIGHLIGHTS (continued)
			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.030	.029	.019	.007	.005

Distributions:	Dividends from investment

	income — net	(.030)	(.029)	(.019)	(.007)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.06	2.94	1.95	.70	.48

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		3.01	2.91	1.93	.72	.49

Net assets, end of period ($ in millions)		47	40	3	6	2

		Period Ended
		January 31,

Dreyfus California AMT-Free Municipal Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.014

Distributions:	Dividends from investment

	income — net	(.014)

Net asset value, end of period		1.00

Total Return (%)		2.90 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets		.60 [2]

Ratio of net expenses to average net assets		.55 [2]

Ratio of net investment income to average net assets		2.75 [2]

Net assets, end of period ($ in millions)		142

[1] From August 1, 2007 (commencement of operations) to January 31, 2008.

[2] Annualized.

38

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m.,and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

Account Information 39

ACCOUNT POLICIES (continued)

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m., and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional

Participant shares	$10,000,000 *	none

* The minimum initial investment in Participant shares is
$10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund and Dreyfus Institutional Cash
Advantage Plus Fund (including in any class of a fund);
or (b) the investor has, in the opinion of Dreyfus
Investments Division, adequate intent and availability of
assets to reach a future level of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

40

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 41

ACCOUNT POLICIES (continued)
General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

42

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management from California, and, as to Dreyfus New York Municipal Cash Management from New York state and New York city, personal income taxes, respectively. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California state and New York state and New York city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and NewYork issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

Account Information 43

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Shares of any Dreyfus Cash Management fund, in Participant Shares of any other Dreyfus Cash Management fund, or in Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

44

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information 45

46

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

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For More Information

Dreyfus Cash Management
SEC file number: 811-4175
Dreyfus Cash Management Plus, Inc.
SEC file number: 811-5295
Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number: 811-3964
Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number: 811-3964

Dreyfus Treasury & Agency Cash Management
SEC file number: 811-4723
Dreyfus Treasury Prime Cash Management
SEC file number: 811-5718
Dreyfus Tax Exempt Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number: 811-3954

Dreyfus Municipal Cash Management Plus
SEC file number:	811-6172

Dreyfus New York Municipal Cash Management
SEC file number:	811-6395
Dreyfus California AMT-Free Municipal
Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number:	811-3954

To obtain information:

By telephone

Call your Dreyfus Investments Division representative or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

By mail Write to: Dreyfus Investments Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings daily as of the end of the previous business day at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds —Mutual Fund Total Holdings.The information will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2008 MBSC Securities Corporation

Dreyfus Cash Management Funds

PROSPECTUS June 1, 2008

Select Shares

Dreyfus Cash Management Plus, Inc.

Dreyfus Treasury & Agency Cash Management

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON

Dreyfus

Contents
The Funds

Introduction	1
Dreyfus Cash Management Plus, Inc.
Goal/Approach	2
Main Risks	3
Past Performance	4
Expenses	5
Dreyfus Treasury & Agency
Cash Management
Goal/Approach	6
Main Risks	6
Past Performance	7
Expenses	8
Management	9
Financial Highlights	11

Account Information

Account Policies	12
Distributions and Taxes	16
Services for Fund Investors	17
Instructions for Account Transactions	18

For More Information

See back cover.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund.This combined prospectus has been prepared for your convenience so that you can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference between the funds is that Dreyfus Cash Management Plus, Inc. invests in a broad range of high quality money market instruments, and Dreyfus Treasury & Agency Cash Management invests exclusively in securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements in respect of such securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

The Funds 1

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaran- teed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

2

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar- denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Concept to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. The fund’s policy, however, is to invest all of its assets in securities with the highest credit rating, or the unrated equivalent.

Dreyfus Cash Management Plus, Inc. 3

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Select shares from year to year.The table shows the average annual total returns of fund’s Select shares over time. The historical performance of the fund’s Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Select shares for periods prior to June 29, 2007 (the date Select shares were initially offered). All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to June 29, 2007 have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Select shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Select shares*

Average annual total returns as of 12/31/07

Select shares*

1 Year	5 Years	10 Years

4.82%	2.70%	3.46%

*	Based on the performance of the fund’s Participant shares for periods prior to June 29, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Select shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Select shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.80%
Other expenses			none

Total			1.00%

Expense example
1 Year	3 Years	5 Years	10 Years

$102	$318	$552	$1,225

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your-shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Select shares, for advertising and marketing related to Select shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Select shares, over time it will increase the cost of your investment in Select shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Select shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 5

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

6

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Select shares from year to year.The table shows the average annual total returns of the fund’s Select shares over time. The historical performance of the fund’s Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Select shares for periods prior to June 29, 2007 (the date Select shares were initially offered). All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures for periods prior to June 29, 2007 shown have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Select shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Select shares as of 3/31/08 was 0.45%.

Average annual total returns as of 12/31/07

Select shares*

1 Year	5 Years	10 Years

4.44%	2.50%	3.22%

* Based on the performance of the fund’s Participant shares for periods prior to June 29, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Select shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 7

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Select shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.80%
Other expenses			none

Total			1.00%

Expense example
1 Year	3 Years	5 Years	10 Years

$102	$318	$552	$1,225

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Select shares, for advertising and marketing related to Select shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Select shares, over time it will increase the cost of your investment in Select shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Select shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

8

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Management 9

MANAGEMENT (continued)

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Select shares for the period from June 29, 2007 (commencement of initial offering) to January 31, 2008. “Total return” shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Period Ended
		January 31,

Dreyfus Cash Management Plus, Inc.		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.025

Distributions:	Dividends from investment

	income — net	(.025)

Net asset value, end of period		1.00

Total Return (%)		3.57 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		1.00 [2]

Ratio of net investment income to average net assets		4.24 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From June 29, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

		Period Ended
		January 31,

Dreyfus Treasury & Agency Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.021

Distributions:	Dividends from investment

	income — net	(.021)

Net asset value, end of period		1.00

Total Return (%)		2.89 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		1.00 [2]

Ratio of net investment income to average net assets		3.50 [2]

Net assets, end of period ($ in millions)		94

[1] From June 29, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

Financial Highlights 11

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Select shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for each fund, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

12

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

All times are Eastern time.

Minimum investments
	Initial	Additional

Select shares	$10,000,000*	none

*The minimum initial investment in Select shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 13

ACCOUNT POLICIES (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

14

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 15

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by each fund are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

16

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Select shares of one fund, Select shares of the other fund. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Select shares of one fund, in Select shares of the other fund, if the investor is a shareholder of such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 17

INSTRUCTIONS FORACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

By Telephone

Before wiring funds, call a Dreyfus	Before wiring funds, call a Dreyfus	Before redeeming shares, call a Dreyfus
Investments Division representative with	Investments Division representative with	Investments Division representative
information about your transaction.	information about your transaction.	with information about your transaction.

Wire Call us to request an account	Wire Have your bank send your	Wire Be sure the fund has your bank account
application and an account number.	investment to The Bank of New York,	information on file. Proceeds will be wired to
Transmit your investment to The Bank of	with these instructions:	your bank.
New York, with these instructions:	• ABA# 021000018
• ABA# 021000018	• fund name and DDA# 8900480025
• fund name and DDA# 8900480025	• the share class
• the share class	• account number
• account number	• account registration
• account registration	• dealer number, if applicable
• dealer number, if applicable
Return your application with the account
number on the application.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

18

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Via Computer Facilities

Access Lion Remote System, input new	Access Lion Remote System.	Access Lion Remote System, confirm
account data and retrieve account	Enter:	bank account information or select from
number for your records.	• account number	multiple wire instructions.
	• fund number	Enter:
	• share class	• account number
	• amount to buy	• fund number
	Print a report of transactions for	• share class
	your records.	• amount to sell
Print a report of transactions for
your records.

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.
For information about Dreyfus, access our Internet site at www.dreyfus.com.

Account Information 19

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For More Information

Dreyfus Cash Management Plus, Inc.
SEC file number:	811-5295

Dreyfus Treasury & Agency Cash Management
SEC file number:	811-4723

To obtain information:

By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621
By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.
By mail Write to: Dreyfus Investments Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the funds’ SAI.

© 2008 MBSC Securities Corporation

Dreyfus
Cash Management	Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2008

Service Shares	Dreyfus Cash Management Plus, Inc.

Dreyfus Treasury & Agency
Cash Management

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Funds		Account Information

Introduction	1	Account Policies	12
Dreyfus Cash Management Plus, Inc.		Distributions and Taxes	16
		Services for Fund Investors
Goal/Approach	2		17
Main Risks	3
		Instructions for Account Transactions	18
Past Performance	4
Expenses	5
		For More Information
Dreyfus Treasury & Agency

Cash Management		See back cover.
Goal/Approach	6
Main Risks	6
Past Performance	7
Expenses	8
Management	9
Financial Highlights	11

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund.This combined prospectus has been prepared for your convenience so that you can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference between the funds is that Dreyfus Cash Management Plus, Inc. invests in a broad range of high quality money market instruments, and Dreyfus Treasury & Agency Cash Management invests exclusively in securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements in respect of such securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

The Funds 1

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

2

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Concept to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. The fund’s policy, however, is to invest all of its assets in securities with the highest credit rating, or the unrated equivalent.

Dreyfus Cash Management Plus, Inc. 3

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Service shares from year to year.The table shows the average annual total returns of fund’s Service shares over time. The historical performance of the fund’s Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Service shares for periods prior to June 29, 2007 (the date Service shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to June 29, 2007 have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Service shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Service shares as of 3/31/08 was 0.85%.

Average annual total returns as of 12/31/07
Service shares*
1 Year	5 Years	10 Years

4.82%	2.70%	3.46%
* Based on the performance of the fund’s Participant shares for periods prior to June 29, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Service shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Service shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.50%
Other expenses			none

Total			0.70%

Expense example
1 Year	3 Years	5 Years	10 Years

$72	$224	$390	$871

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your-shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Service shares, over time it will increase the cost of your investment in Service shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Service shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 5

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securi ties issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

6

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Service shares from year to year.The table shows the average annual total returns of the fund’s Service shares over time. The historical performance of the fund’s Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Service shares for periods prior to June 29, 2007 (the date Service shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to June 29, 2007 have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Service shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Service shares as of 3/31/08 was 0.52%.

Average annual total returns as of 12/31/07
Service shares*
1 Year	5 Years	10 Years

4.44%	2.50%	3.22%
* Based on the performance of the fund’s Participant shares for periods prior to June 29, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Service shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 7

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Service shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.50%
Other expenses			none

Total			0.70%

Expense example
1 Year	3 Years	5 Years	10 Years

$72	$224	$390	$871

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Service shares, over time it will increase the cost of your investment in Service shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Service shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

8

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Management 9

MANAGEMENT (continued)

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Service shares for the period from June 29, 2007 (commencement of initial offering) to January 31, 2008. “Total return” shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Period Ended
		January 31,

Dreyfus Cash Management Plus, Inc.		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.027

Distributions:	Dividends from investment

	income — net	(.027)

Net asset value, end of period		1.00

Total Return (%)		3.82 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.70 [2]

Ratio of net investment income to average net assets		4.54 [2]

Net assets, end of period ($ in millions)		70

[1] From June 29, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

		Year Ended
		January 31,

Dreyfus Treasury & Agency Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.023

Distributions:	Dividends from investment

	income — net	(.023)

Net asset value, end of period		1.00

Total Return (%)		3.15 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.70 [2]

Ratio of net investment income to average net assets		3.80 [2]

Net assets, end of period ($ in millions)		56

[1] From June 29, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

Financial Highlights` 11

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Service shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for each fund, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

12

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

All times are Eastern time.

Minimum investments

Initial	Additional

Service shares $10,000,000*	none

* The minimum initial investment in Service shares is
$10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund and Dreyfus Institutional Cash
Advantage Plus Fund (including in any class of a fund);
or (b) the investor has, in the opinion of Dreyfus
Investments Division, adequate intent and availability of
assets to reach a future level	of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 13

ACCOUNT POLICIES (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

14

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

• refuse any purchase or exchange request that could adversely affect the fund or its operations • change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions • change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 15

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by each fund are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

16

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Service shares of one fund, Service shares of the other fund.An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are avail-able).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Service shares of one fund, in Service shares of the other fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 17

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DREYFUS CASH MANAGEMENT
DREYFUS CASH MANAGEMENT PLUS, INC.
DREYFUS GOVERNMENT CASH MANAGEMENT
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT
DREYFUS NEW YORK AMT-FREE MUNICIPAL CASH MANAGEMENT
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
DREYFUS TAX EXEMPT CASH MANAGEMENT
DREYFUS TREASURY & AGENCY CASH MANAGEMENT
DREYFUS TREASURY PRIME CASH MANAGEMENT
COMBINED
STATEMENT OF ADDITIONAL INFORMATION
June 1, 2008
(For Institutional Shares, Agency Shares, Administrative Shares, Classic Shares, Investor Shares,
Participant Shares, Premier Shares, Service Shares and Select Shares*)

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus dated June 1, 2008 for each class of shares of each Fund listed above (each, a "Fund"), as each Prospectus may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:

Outside New York State -- Call Toll Free 1-800-346-3621
In New York State -- Call 1-718-895-1650

     Individuals or entities for whom institutions may purchase or redeem Fund shares may write to a Fund at the above address or call toll free 1-800-554-4611 (1-800-645-6561 for Classic Shares) to obtain a copy of a Fund Prospectus.

     The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund (except Dreyfus New York AMT-Free Municipal Cash Management, which had not commenced operations prior to the date of this Statement of Additional Information) are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. It is currently contemplated that before Dreyfus New York AMT-Free Municipal Cash Management commences operations, it will participate in a tax-free reorganization with a corresponding series (the "Predecessor New York AMT-Free Fund") of The BNY Hamilton Funds, Inc. If the reorganization is approved by shareholders of the Predecessor New York AMT-Free Fund, it is currently contemplated that the reorganization will occur on or about September 12, 2008. The most recent Annual Report and Semi-Annual Report to Shareholders for the Predecessor New York AMT-Free Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

     Each Fund is a separate investment portfolio, each with operations and results which are unrelated to those of each other Fund. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are separate series of Dreyfus Government Cash Management Funds (the "Company") and Dreyfus California AMT-Free Municipal Cash

Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus Tax Exempt Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the "Trust"). This combined Statement of Additional Information has been provided for investors' convenience to provide investors with the opportunity to consider eleven investment choices in one document.

* Agency Shares are offered by each Fund, except Dreyfus New York AMT-Free Municipal Cash Management. Service Shares and Select Shares are offered only by Dreyfus Cash Management Plus, Inc. and Dreyfus Treasury & Agency Cash Management. Premier Shares are offered only by Dreyfus Treasury & Agency Cash Management. Classic Shares are offered only by Dreyfus New York AMT-Free Municipal Cash Management.

DESCRIPTION OF THE FUNDS

     Dreyfus Cash Management, Dreyfus Government Cash Management Funds, and Dreyfus Tax Exempt Cash Management Funds were formed originally as Maryland corporations on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March 1985. On May 22, 1987, each of these Funds reorganized as a Massachusetts business trust. Dreyfus Cash Management Plus, Inc. is a Maryland corporation formed on August 12, 1987. Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management are Massachusetts business trusts that commenced operations on November 4, 1991, October 15, 1990, September 4, 1986, and December 27, 1988, respectively.

     Each Fund is an open-end management investment company, known as a money market mutual fund. Each Fund, other than Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management, is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Each of Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund’s portfolio is structured within the confines of Rule 2a-7 under the 1940 Act.

The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each Fund's investment adviser.

MBSC Securities Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

     The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

     U.S. Treasury Securities. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management (collectively, the "Taxable Funds")) Each Taxable Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

     U.S. Government Securities. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, and Dreyfus Treasury & Agency Cash Management) Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. Dreyfus Treasury & Agency Cash Management may invest only in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities supported by the full faith and credit of the U.S. Treasury.

     Bank Obligations. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     Each of these Funds may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Each Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

     Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

     Commercial Paper. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by each Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which each of these Funds may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes).

Floating and Variable Rate Obligations. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Asset-Backed Securities. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

     Repurchase Agreements. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Treasury & Agency Cash Management) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price. The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian engaged in connection with tri-party repurchase agreement transactions will have custody of, and will segregate, securities acquired by such Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will engage only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by the Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. Each of these Funds may engage in repurchase agreement transactions that are collateralized by U.S. Government securities (which are deemed to be "collateralized fully" pursuant to the 1940 Act) or, except with respect to Dreyfus Treasury & Agency Cash Management and Dreyfus Government Cash Management, collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality ("credit collateral"). Repurchase agreement transactions engaged in by Dreyfus Treasury & Agency Cash Management will be collateralized only by U.S. Treasury securities and securities issued by the Government National Mortgage Association. Transactions that are collateralized fully enable the Fund to look to the collateral for diversification purposes under the 1940 Act. Conversely, transactions secured with credit collateral require the Fund to look to the counterparty to the repurchase agreement for determining diversification. Because credit collateral is subject to certain credit and liquidity risks that U.S. Government securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit collateral compared to repurchase agreements secured with U.S. Government securities. Fixed income securities rated Baa/BBB or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch") are known as investment grade bonds. Investment grade and below investment grade bonds involve degrees of credit risks, which relate to the likelihood that the bond issuer will pay interest and repay principal on a timely basis. Fixed income securities rated Ba/BB or lower by Moody's, S&P and Fitch are regarded as below investment grade (i.e., "junk" bonds) and are considered speculative in terms of the issuer's creditworthiness. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

     Foreign Government Obligations; Securities of Supranational Entities. (Dreyfus Cash Management Plus only) The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank of Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Municipal Obligations. (Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management (collectively, the "Tax Exempt Funds")) As a fundamental policy, each Tax Exempt Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in debt securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and, with respect to Dreyfus New York Municipal Cash Management and Dreyfus

New York AMT-Free Municipal Cash Management, New York State and New York City, and, with respect to Dreyfus California AMT-Free Municipal Cash Management, California State, personal income taxes (collectively, "Municipal Obligations"). If New York Municipal Obligations are at any time unavailable for investment by Dreyfus New York Municipal Cash Management or Dreyfus New York AMT-Free Municipal Cash Management, or, if California Municipal Obligations are at any time unavailable for investment by Dreyfus California AMT-Free Municipal Cash Management, the Fund will invest temporarily in other Municipal Obligations. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest.

     For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and would be treated as an issue of such government or other entity.

     The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue.

     Municipal Obligations include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (the "AMT"). Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management may invest without limitation, and Dreyfus Tax Exempt Cash Management may invest up to 20% of its assets, in such Municipal Obligations if the Manager determines that their purchase is consistent with the Fund's investment objective. Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management will not purchase Municipal Obligations the income from which is subject to the AMT.

     Certain Tax Exempt Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

     Derivative Products. (Tax Exempt Funds) Each Tax Exempt Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. A Tax Exempt Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.

1.	Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

2.	Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

3.	Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

4.	Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, therefore, may not have an active trading market.

When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

     Ratings of Municipal Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.

     The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings for the fiscal year ended January 31, 2008, computed on a monthly basis, for each Tax Exempt Fund, except Dreyfus New York AMT-Free Municipal Cash Management, which had not commenced operations prior to the date of this Statement of Additional Information, was as follows:

Percentage of Value

			Dreyfus	Dreyfus	Dreyfus	Dreyfus
			Municipal	Tax Exempt	NewYork	California AMT-Free
			Cash	Cash	Municipal Cash	Municipal Cash
Fitch or	Moody's or	S&P	Management Plus	Management	Management	Management

F-1+/F-1	VMIG 1/MIG 1,	SP-1+/SP-1, A-	88.5%	96.2%	85.1%	87.3%
	P-1	1+/A-1
F-2+/F-2	VMIG 2/MIG 2,	SP-2+/SP-2, A-	--	--	--	--
	P-2	2+/A-2
AAA/AAA	Aaa/Aa/A	AAA/AA/A	4.7%	3.7%	6.6%	11.6%
Not Rated	Not Rated	Not Rated	6.8%*	0.1%*	8.3%*	1.1%*
			100.0%	100.0%	100.0%	100.0%

* Included in the Not Rated category are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG 1/MIG 1 or SP-1+/SP-1 rating categories.

     If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

     To the extent the ratings given by Moody's, S&P or Fitch for Municipal Obligations change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Funds' Prospectuses and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

     Taxable Investments. (Tax Exempt Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Tax Exempt Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; CDs of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; TDs; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the AMT. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When Dreyfus New York Municipal Cash Management or Dreyfus New York AMT-Free Municipal Cash Management has adopted a temporary defensive position, including when acceptable New York Municipal Obligations are unavailable for investment by Dreyfus New York Municipal Cash Management or Dreyfus New York AMT-Free Municipal Cash Management, in excess of 20% of each such Fund's assets may be invested in securities that are not exempt from New York State and New York City income tax. When Dreyfus California AMT-Free Municipal Cash Management has adopted a temporary defensive position, including when acceptable California Municipal Obligations are unavailable for investment by Dreyfus California AMT-Free Municipal Cash Management, in excess of 20% of such Fund's assets may be invested in securities that are not exempt from California State income tax. Under normal market conditions, none of the Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

     Illiquid Securities. (All Funds) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

     The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus. A Tax Exempt Fund's use of certain of the investment techniques described below may give rise to taxable income.

     Borrowing Money. (All Funds) Each of Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets; each such Fund, however, currently intends only to borrow money from banks for temporary or emergency (not leveraging) purposes. Each other Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, Dreyfus Cash Management Plus may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below under "Reverse Repurchase Agreements."

     Reverse Repurchase Agreements. (Dreyfus Cash Management Plus) Dreyfus Cash Management Plus may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Fund's Board has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

     Lending Portfolio Securities. (Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Government Prime Cash Management) Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% (20% as to Dreyfus Government Cash Management) of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or, as to Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to high quality short term instruments of the type in which the Fund may invest or, except for Dreyfus Government Prime Cash Management, repurchase agreements.

     Forward Commitments. (All Funds) Each Fund may purchase portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place in the future after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

     Stand-By Commitments. (Tax Exempt Funds) Each Tax Exempt Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The

Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

Certain Investment Considerations and Risks

     General. Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Bank Securities. (Dreyfus Cash Management and Dreyfus Cash Management Plus) To the extent each of these Funds' investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

     Foreign Securities. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and commercial paper issued by foreign issuers, and, in the case of Dreyfus Cash Management Plus, foreign government obligations. Accordingly, these Funds may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Investing in Municipal Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Tax Exempt Funds may be subject to greater risk as compared to municipal money market funds that do not follow this practice.

     Certain municipal lease/purchase obligations in which each Tax Exempt Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funds for the leased property.

     Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

Investing in New York Municipal Obligations. (Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management) Since Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are concentrated in securities issued by New York or entities within New York, an investment in one of these Funds may involve greater risk than investments in certain other types of municipal money market funds. You should consider carefully the special risks inherent in these Funds' investment in New York Municipal Obligations. You should review the information in "Appendix C" which provides a brief summary of special investment considerations and risk factors relating to investing in New York Municipal Obligations.

     Investing in California Municipal Obligations. (Dreyfus California AMT-Free Municipal Cash Management) Since Dreyfus California AMT-Free Municipal Cash Management is concentrated in securities issued by California or entities within California, an investment in the Fund may involve greater risk than investments in certain other types of municipal money market funds. You should consider carefully the special risks inherent in the Fund's investment in California Municipal Obligations. You should review the information in "Appendix D" which provides a brief summary of special investment considerations and risk factors relating to investing in California Municipal Obligations.

     Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, the Manager will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company and available investments or opportunities for sales will be allocated equitability to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

     Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

     Dreyfus Cash Management. Dreyfus Cash Management has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management may not:

1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3. Sell securities short or purchase securities on margin.

4. Write or purchase put or call options or combinations thereof.

5. Underwrite the securities of other issuers.

6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

9. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

10. Invest in companies for the purpose of exercising control.

11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

12. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

     Dreyfus Cash Management Plus. Dreyfus Cash Management Plus has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management Plus may not:

1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

2. Borrow money, except (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Fund's Prospectus. While borrowings described in clause (i) exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3. Sell securities short or purchase securities on margin.

4. Write or purchase put or call options or combinations thereof.

5. Underwrite the securities of other issuers.

6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

7. Make loans to others, except through the purchase of debt obligations referred to in the

Prospectus and except that the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Directors.

8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than

5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

9. Invest less than 25% of its total assets in securities issued by banks or invest more than

25% in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

10. Invest in companies for the purpose of exercising control.

11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

12. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

     Dreyfus Government Cash Management. Under normal circumstances, Dreyfus Government Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Government Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus Government Cash Management may not:

1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3. Sell securities short or purchase securities on margin.

4. Write or purchase put or call options or combinations thereof.

5. Underwrite the securities of other issuers.

6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

7. Make loans to others, except through the purchase of debt obligations referred to in the

Prospectus. However, the Fund may lend securities to brokers, dealers or other institutional investors, but only when the borrower deposits collateral consisting of cash or U.S. Treasury securities with the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities loaned. Such loans will not be made, if, as a result, the aggregate value of the securities loaned exceeds 20% of the value of the Fund's total assets.

8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

9. Invest in companies for the purpose of exercising control.

10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

Dreyfus Government Prime Cash Management. Under normal circumstances, Dreyfus Government Prime Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Government Prime Cash Management has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 11 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus Government Prime Cash Management may not:

1. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowings to up to 33-1/3% of the value of the Fund's total assets.

2. Purchase securities on margin.

3. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

4. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that deal in real estate.

5. Make loans to others, except through the purchase of debt obligations referred to in the

Prospectus. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made in accordance with guidelines established by the SEC and the Company's Board.

6. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, it agencies or instrumentalities.

7. Purchase common stocks, preferred stocks, warrants or other equity securities.

8. Write or purchase put or call options or combinations thereof, except that the Fund purchase and sell "obligations with puts attached" in accordance with its stated investment policies.

9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

10. Enter into repurchase agreements.

11. Purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

     Dreyfus Treasury & Agency Cash Management. Under normal circumstances, Dreyfus Treasury & Agency Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by such securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Treasury & Agency Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury & Agency Cash Management may not:

1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3. Sell securities short or purchase securities on margin.

4. Write or purchase put or call options or combinations thereof.

5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

6. Make loans to others, except through the purchase of debt obligations referred to in the

Prospectus.

7. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government.

8. Invest in companies for the purpose of exercising control.

9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

     Dreyfus Treasury Prime Cash Management. Under normal circumstances, Dreyfus Treasury Prime Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Treasury Prime Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Prime Cash Management may not:

1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3. Sell securities short or purchase securities on margin.

4. Write or purchase put or call options or combinations thereof.

5. Underwrite the securities of other issuers.

6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

7. Make loans to others except through the purchase of debt obligations referred to in the Prospectus.

8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued and guaranteed by the U.S. Government.

9. Invest in companies for the purpose of exercising control.

10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

Dreyfus Municipal Cash Management Plus. It is a fundamental policy that Dreyfus Municipal Cash Management Plus normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Obligations (or other instruments with similar economic characteristics). In addition, Dreyfus Municipal Cash Management Plus has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Municipal Cash Management Plus may not:

1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

4. Sell securities short or purchase securities on margin.

5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

7. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

8. Invest more than 5% of its assets in the obligations of any issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.

9. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.

     For purposes of investment restriction number 9, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

* * * *

     Dreyfus Tax Exempt Cash Management. It is a fundamental policy that Dreyfus Tax Exempt Cash Management normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in tax exempt Municipal Obligations (or other instruments with similar economic characteristics). In addition, Dreyfus Tax Exempt Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Dreyfus Tax Exempt Cash Management may not:

1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3. Sell securities short or purchase securities on margin.

4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

6. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

9. Purchase more than 10% of the voting securities of any issuer (this restriction applies only with respect to 75% of the Fund's assets) or invest in companies for the purpose of exercising control.

10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     Notwithstanding investment restrictions numbered 1, 5 and 11, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.

     For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

* * * *

     Dreyfus New York Municipal Cash Management. It is a fundamental policy that Dreyfus New York Municipal Cash Management normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Obligations (or other instruments with similar economic characteristics). In addition, Dreyfus New York Municipal Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restriction number 10 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus New York Municipal Cash Management may not:

1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

4. Sell securities short or purchase securities on margin.

5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

7. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.

     For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

* * * *

     Dreyfus California AMT-Free Municipal Cash Management. It is a fundamental policy that Dreyfus California AMT-Free Municipal Cash Management normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in California Municipal Obligations (or other instruments with similar economic characteristics). In addition, Dreyfus California AMT-Free Municipal Cash Management has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 11 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Dreyfus California AMT-Free Municipal Cash Management may not:

1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of Municipal Obligations (other than Municipal Obligations backed only by assets and revenues of non-governmental issuers) and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Invest in physical commodities or commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

5. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the SEC. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board.

6. Act as an underwriter of securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies. For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, and the writing of options on securities are not deemed to be an issuance of senior security.

8. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

9. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

10. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

     For purposes of investment restriction number 1, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

* * * *

     Dreyfus New York AMT-Free Municipal Cash Management. It is a fundamental policy that Dreyfus New York AMT-Free Municipal Cash Management normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Obligations (or other instruments with similar economic characteristics). In addition, Dreyfus New York AMT-Free Municipal Cash Management has adopted investment restrictions numbered 1 through 7 as fundamental policies.

Investment restrictions numbered 8 through 11 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Dreyfus New York AMT-Free Municipal Cash Management may not:

1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of Municipal Obligations (other than Municipal Obligations backed only by assets and revenues of non-governmental issuers) and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Invest in physical commodities or commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

5. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the SEC. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board.

6. Act as an underwriter of securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies. For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, and the writing of options on securities are not deemed to be an issuance of senior security.

8. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

9. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

10. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

     For purposes of investment restriction number 1, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

* * * *

     All Funds. If a percentage restriction is adhered to at the time of investment by a Fund, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that Fund's restriction.

MANAGEMENT OF THE FUNDS

     Each Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York	Custodian

Board Members of the Funds1

     Board members of each Fund, together with information as to their positions with the Funds, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)
Position with the Funds (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (64)	Corporate Director and Trustee	The Muscular Dystrophy Association,
Chairman of the Board		Director
(1995)		Century Business Services, Inc., a provider of
outsourcing functions for small and
medium size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities,
paperboard mills and paperboard
converting plants, Director
Sunair Services Corporation, a provider of
certain outdoor-related services to homes
and businesses, Director

David W. Burke (71)	Corporate Director and Trustee	John F. Kennedy Library Foundation,
Board Member		Director
(1994)

Isabel Dunst (61)	Partner, Hogan & Hartson	Union of Reform Judaism, a religious
Board Member		organization, Trustee
(1991)

Warren B. Rudman (78)	Co-Chairman , Stonebridge International LLC	Boston Scientific, Director
Board Member	Of Counsel to (from January 1993 to	D.B. Zwirn & Co., Vice Chairman of the
(1993)	December 31, 2003, Partner in) the law firm	International Advisory Board
Paul, Weiss, Rifkind, Wharton & Garrison,
LLP

Philip L. Toia (75)	Private Investor	None
Board Member
(2007)

Benaree Pratt Wiley (62)	Principal, The Wiley Group, a firm	Boston College, Trustee
Board Member	specializing in strategy and business	Blue Cross Blue Shield of Massachusetts,
(2007)	development (2005-Present)	Director
	President and CEO, The Partnership, an	Commonwealth Institute, Director
	organization dedicated to increasing the	Efficacy Institute, Director
	representation of African Americans in	PepsiCo African-American, Advisory Board
	positions of leadership, influence and	The Boston Foundation, Director
	decision-making in Boston, MA	Century Business Services, Inc., a provider of
	(1991- 2005)	outsourcing functions for small and
medium size companies, Director

     Board members are elected to serve for an indefinite term. Each Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund's accounting and financial reporting processes and the audits of the Fund's financial statements and

1 None of the Board members are "interested persons" of any of the Funds, as defined in the 1940 Act.

(ii) to assist in the Board's oversight of the integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Fund's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors, listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. Each Fund also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Fund's investments. Each Fund's audit committee met four times, and its nominating committee and compensation committee each met once, during the fiscal year ended January 31, 2008. The evaluation committees did not meet during the last fiscal year.

     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2007.

Aggregate Holding of Funds in the
	Shares of any	Dreyfus Family of Funds for
Name of Board Member	of the Funds	which Responsible as a Board Member

Joseph S. DiMartino	None	Over $100,000
David W. Burke	None	Over $100,000
Isabel Dunst	None	None
Warren B. Rudman	None	Over $100,000
Philip L. Toia	None	$1-$10,000
Benaree Pratt Wiley	None	Over $100,000

     As of December 31, 2007, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

     Currently, each Fund typically pays its Board members its allocated portion of an annual retainer of $35,000 ($22,000 prior to October 1, 2007) and a fee of $4,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Funds in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amounts of compensation payable to each Board member by each Fund for the fiscal year ended January 31, 2008 and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2007, was as follows:

		Total Compensation
		from the Funds and Fund
Name of Board	Aggregate Compensation	Complex Paid to Board
Member and Fund	from the Fund (+)(*)	Member (**)

Joseph S. DiMartino		$819,865 (196)

Dreyfus Cash Management	$8,392
Dreyfus Cash Management Plus, Inc.	$7,858
Dreyfus Government Cash Management Funds***	$7,912
Dreyfus Treasury & Agency Cash Management	$8,265
Dreyfus Treasury Prime Cash Management	$6,722
Dreyfus Municipal Cash Management Plus	$6,084
Dreyfus Tax Exempt Cash Management Funds****	$6,402
Dreyfus New York Municipal Cash Management	$4,143

David W. Burke		$347,479 (105)

Dreyfus Cash Management	$6,713
Dreyfus Cash Management Plus, Inc.	$6,286
Dreyfus Government Cash Management Funds***	$6,303
Dreyfus Treasury & Agency Cash Management	$6,611
Dreyfus Treasury Prime Cash Management	$5,377
Dreyfus Municipal Cash Management Plus	$4,866
Dreyfus Tax Exempt Cash Management Funds****	$5,122
Dreyfus New York Municipal Cash Management	$3,313

Isabel P. Dunst		$46,250 (10)

Dreyfus Cash Management	$6,713
Dreyfus Cash Management Plus, Inc.	$6,286
Dreyfus Government Cash Management Funds***	$6,303
Dreyfus Treasury & Agency Cash Management	$6,611
Dreyfus Treasury Prime Cash Management	$5,377
Dreyfus Municipal Cash Management Plus	$4,866
Dreyfus Tax Exempt Cash Management Funds****	$5,122
Dreyfus New York Municipal Cash Management	$3,313

Lyle E. Gramley++		$11,897 (9)

Dreyfus Cash Management	$1,777
Dreyfus Cash Management Plus, Inc.	$1,642
Dreyfus Government Cash Management Funds***	$1,649
Dreyfus Treasury & Agency Cash Management	$1,745
Dreyfus Treasury Prime Cash Management	$1,357
Dreyfus Municipal Cash Management Plus	$1,197
Dreyfus Tax Exempt Cash Management Funds****	$1,277
Dreyfus New York Municipal Cash Management	$ 422

Warren B. Rudman		$149,750 (33)

Dreyfus Cash Management	$6,713
Dreyfus Cash Management Plus, Inc.	$6,286
Dreyfus Government Cash Management Funds***	$6,303
Dreyfus Treasury & Agency Cash Management	$6,611
Dreyfus Treasury Prime Cash Management	$5,377
Dreyfus Municipal Cash Management Plus	$4,866
Dreyfus Tax Exempt Cash Management Funds****	$5,122
Dreyfus New York Municipal Cash Management	$3,313

		Total Compensation
		from the Funds and Fund
Name of Board	Aggregate Compensation	Complex Paid to Board
Member and Fund	from the Fund (+)(*)	Member (**)

Philip L. Toia+++		$70,081 (19)

Dreyfus Cash Management	$3,333
Dreyfus Cash Management Plus, Inc.	$2,906
Dreyfus Government Cash Management Funds***	$2,923
Dreyfus Treasury & Agency Cash Management	$3,231
Dreyfus Treasury Prime Cash Management	$1,997
Dreyfus Municipal Cash Management Plus	$1,486
Dreyfus Tax Exempt Cash Management Funds****	$1,742
Dreyfus New York Municipal Cash Management	$1,187

Benaree Pratt Wiley		$139,822 (36)

Dreyfus Cash Management	$6,213
Dreyfus Cash Management Plus, Inc.	$5,786
Dreyfus Government Cash Management Funds***	$5,803
Dreyfus Treasury & Agency Cash Management	$6,111
Dreyfus Treasury Prime Cash Management	$4,877
Dreyfus Municipal Cash Management Plus	$4,366
Dreyfus Tax Exempt Cash Management Funds****	$4,622

Dreyfus New York Municipal Cash Management	$2,813

(+) The aggregate compensation payable to each Board member by each Fund was paid by the Manager. See "Management Arrangements."

(*) Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which amounted in the aggregate to $7,814.

(**) Represents the number of separate portfolios comprising the investment companies of the Fund complex, including the Funds, for which the Board member serves.

(***) Includes Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management.

(****) Includes Dreyfus Tax Exempt Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management.

(++) Emeritus Board member since January 14, 2007.

(+++) Mr. Toia became a Board member as of August 23, 2007. Accordingly, Mr. Toia received no compensation from the Funds for periods prior thereto.

Officers of the Funds

J. DAVID OFFICER, President since December 2006. Chief Operating Officer, Vice Chair and a director of the Manager, and an officer of 78 investment companies (comprised of 163 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1998.

J. CHARLES CARDONA, Executive Vice President since March 2000. President and a director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 17 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1981.

PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 78 investment companies (comprised of 163 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Associate General Counsel and Secretary of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

RICHARD S. CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 75 investment companies (comprised of 176 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (79 investment companies, comprised of 180 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President,

Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.

     Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on May 15, 2008.

     Set forth in "Appendix E" to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of the Fund's Institutional Shares, Agency Shares, Administrative Shares, Investor Shares, Participant Shares, Service Shares, Premier Shares or Select Shares outstanding on May 15, 2008. As Dreyfus New York AMT-Free Municipal Cash Management has not commenced operations as of June 1, 2008, no information is available as to shareholders owning 5% or more of such Fund's shares as of such date. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

     The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Manager and each Fund. As to each Fund, the Agreement is subject to annual approval by (i) such Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Patrice M. Kozlowski, Senior Vice President–Corporate Communications; Jill Gill, Vice President–Human Resources; Anthony Mayo, Vice President–Information Systems; Theodore A. Schachar, Vice President–Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O'Hanley III, and Scott Wennerholm, directors.

     The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Taxable Funds are Bernard Kiernan, Patricia A. Larkin, James G. O'Connor and Thomas Riordan. The portfolio managers of the Tax Exempt Funds are Joseph P. Darcy, Paul A. Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

     The Funds, the Manager and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or held by a Fund. The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of BNY Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Expenses. All expenses incurred in the operation of a Fund are borne by the Fund, except to the extent specifically assumed by the Manager as described below. The expenses borne by each Fund include, without limitation, the following: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors or employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. Each Fund bears certain expenses with respect to its Agency Shares, Administrative Shares, Classic Shares, Investor Shares, Participant Shares, Premier Shares, Service Shares and Select Shares in accordance with separate written plans and also bears certain costs associated with implementing and operating such plans. See "Service Plans."

     As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.20% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund to the Manager for each Fund's last three fiscal years ended January 31, 2006, 2007 and 2008:

		Fiscal Year Ended January 31,

	2008	2007	2006

Dreyfus Cash Management	$31,585,648	$26,209,807	$25,000,391
Dreyfus Cash Management Plus	$25,223,486	$18,509,209	$18,334,115
Dreyfus Government Cash Management	$18,505,206	$ 9,053,377	$9,611,055
Dreyfus Government Prime Cash Management	$4,897,554	$ 3,335,410	$2,498,766
Dreyfus Municipal Cash Management Plus	$3,324,759	$ 2,132,224	$1,837,784
Dreyfus New York Municipal Cash Management	$1,480,241	$ 1,003,321	$891,943
Dreyfus Tax Exempt Cash Management	$7,440,220	$ 6,038,840	$6,148,104
Dreyfus Treasury & Agency Cash Management	$21,935,350	$ 9,028,810	$9,305,305
Dreyfus Treasury Prime Cash Management	$8,131,084	$ 3,845,291	$4,782,632
Dreyfus California AMT-Free Municipal Cash	$150,601*	N/A	N/A
Management

*For the period July 31, 2007 (commencement of operations) through January 31, 2008.

     As Dreyfus New York AMT-Free Municipal Cash Management had not commenced operations prior to the date of this Statement of Additional Information, no information is provided on management fees paid by the Fund to the Manager.

     As to each Fund, the Manager has agreed that the Manager, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets and (ii) as to Agency Shares, Administrative Shares, Classic Shares, Investor Shares, Participant Shares, Premier Shares, Service Shares and Select Shares, payments made pursuant to the Fund's Service Plan with respect to each such class of shares at the annual rate set forth in the Service Plan. See "Service Plans." The Manager may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through the date set forth in the relevant Fund's Prospectus.

     In addition, each Agreement provides that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the value of the Fund's average net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated on a daily basis, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds, Mellon Funds Trust and Mellon Institutional Funds. Before June 30, 2007, the Distributor was known as "Dreyfus Service Corporation."

     The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any Rule 12b-1 fees or other expenses paid by the Funds to those Service Agents. Because those payments are not made by shareholders or the Funds, a Fund's total expense ratio will not be affected by any such payments. These additional payments may be made to certain Service Agents, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Manager's or the Distributor's own resources to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing". From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Fund to investors. Investors should contact their Service Agent for details about any payments the Service Agent may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is each Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the respective Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     The Bank of New York (the "Custodian"), an affiliate of the Manager, One Wall Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the respective Fund's assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

     Each Fund offers multiple classes of shares. Each Fund, other than Dreyfus New York AMT-Free Municipal Cash Management, offers: Institutional Shares, Agency Shares, Administrative Shares, Investor Shares and Participant Shares. Dreyfus Cash Management Plus and Dreyfus Treasury & Agency Cash Management also offer Service Shares and Select Shares, and Dreyfus Treasury & Agency Cash Management also offers Premier Shares. Dreyfus New York AMT-Free Municipal Cash Management offers: Institutional Shares, Administrative Shares, Classic Shares, Investor Shares and Participant Shares. Each Fund's classes of shares are identical, except as to the services offered to each class and the expenses borne by each class which may affect performance. See "Service Plans."

     The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Upon the Fund’s commencement of operations, Classic Shares will be offered to investors who received Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management in exchange for Classic Shares of Predecessor New York AMT-Free Fund in connection with the reorganization of the Predecessor New York AMT-Free Fund. Generally, an investor may be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the relevant Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law. Institutions purchasing Fund shares on behalf of their clients determine which class of shares is suitable for their clients.

     The minimum initial investment is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund; or (b) the investor has, in the opinion of the distributor’s Dreyfus Investments division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares.

     Each Fund reserves the right to reject any purchase order. The Funds will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter.

     Management understands that some Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. As discussed under "Management Arrangements–Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Investors should contact their Service Agent for details about any payments the Service Agent may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with those of the Funds, investors should call Dreyfus Institutional Services at one of the telephone numbers listed on the cover. Holders of Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management who received their shares in exchange for Classic Shares of the New York AMT-Free Predecessor Fund in connection with the reorganization of the New York AMT-Free Predecessor Fund may purchase additional Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management by check, wire or Dreyfus TeleTransfer, or through Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan or Dreyfus Government Direct Deposit Privilege as described under "Shareholder Services." These services enable such investors to make regularly scheduled investments and may provide these investors with a convenient way to invest for long-term financial goals, but do not guarantee a profit and will not protect an investor against loss in a declining market.

     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other authorized entity to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

     Taxable Funds. Each of these Funds' net asset value per share is determined three times daily: (i) as of 12:00 Noon, Eastern time, (ii) as of 5:00 p.m., Eastern time, and (iii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, the New York Stock Exchange or the Transfer Agent, is open for regular business.

     As to each Taxable Fund, except Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management, orders placed with Dreyfus Investments Division prior to 5:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day.

     As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders placed with Dreyfus Investments Division in New York prior to 3:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m., Eastern time, will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order and any funds received will be returned promptly to the sending institution.

     Orders effected through a compatible computer facility after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m., Eastern time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., Eastern time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will become effective on the following business day.

     Tax Exempt Funds. The net asset value per share of Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management is determined twice daily: (i) as of 1:00 p.m., Eastern time, and (ii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange is open for regular business. The net asset value per share of Dreyfus Municipal Cash Management Plus is determined twice daily: (i) as of 2:00 p.m., Eastern time, and (ii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange is open for regular business.

     As to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management, investors whose orders in proper form are placed with, and payments for which are received in or converted into Federal Funds by, the Custodian by 1:00 p.m., Eastern time, will be effective at the price determined at 1:00 p.m., Eastern time, on that day. As to Dreyfus Municipal Cash Management Plus, investors whose orders in proper form are placed with, and payments for which are received in or converted into Federal Funds by, the Custodian by 2:00 p.m., Eastern time, will be effective at the price determined at 2:00 p.m., Eastern time, on that day. Shares of the respective Fund so purchased will receive the dividend declared on that day.

     Orders effected through a compatible computer facility after 1:00 p.m., Eastern time (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time), but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m., Eastern time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., Eastern time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 1:00 p.m., Eastern time (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time), and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will become effective on the following business day.

     Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a Service Agent and an order to purchase Fund shares is paid for other than in Federal Funds, the Service Agent, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

     Dreyfus TeleTransfer Privilege. (Classic Shares only) Holders of Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management who received their shares in exchange for Classic Shares of the New York AMT-Free Predecessor Fund in connection with the reorganization of the New York AMT-Free Predecessor Fund may purchase Classic Shares by telephone or online if such investor has checked the appropriate box and supplied the necessary information on the Account Application or has filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and the investor's Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares—Dreyfus TeleTransfer Privilege."

SERVICE PLANS
(AGENCY SHARES, ADMINISTRATIVE SHARES, CLASSIC SHARES, INVESTOR SHARES,
PARTICIPANT SHARES, PREMIER SHARES, SERVICE SHARES AND SELECT SHARES ONLY)

     Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each Fund has adopted a separate plan (the "Service Plan") with respect to the Fund's Agency Shares, Administrative Shares, Investor Shares and Participant Shares, and with respect to Dreyfus Cash Management Plus, the Fund's Service Shares and Select Shares, and with respect to Dreyfus Treasury & Agency Cash Management, the Fund's Premier Shares, Service Shares and Select Shares, and with respect to Dreyfus New York AMT-Free Municipal Cash Management, the Fund's Classic Shares, pursuant to which the Fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Agency Shares, Administrative Shares, Classic Shares, Investor Shares, Participant Shares, Premier Shares, Service Shares or Select Shares a consolidated statement, checkwriting privileges, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the Financial Industry Regulatory Authority ("FINRA"), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that each Fund's Service Plan will benefit such Fund and the holders of its Agency Shares, Administrative Shares, Classic Shares, Investor Shares, Participant Shares, Premier Shares, Service Shares and Select Shares, as the case may be.

     A quarterly report of the amounts expended under each Service Plan, and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Service Plan provides that it may not be amended to increase materially the costs which holders of Agency Shares, Administrative Shares, Classic Shares, Investor Shares, Participant Shares, Premier Shares, Service Shares or Select Shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Service Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Service Plan. Each Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.

     Set forth below are the total amounts paid by each Fund pursuant to its Service Plan during the fiscal year ended January 31, 2008 to the Distributor, for distributing, advertising and marketing and for Servicing such classes of shares.

Total Amount
Name of Fund	Paid Pursuant to
and Share Class	Service Plan

Dreyfus Cash Management
Agency Shares	$1,392
Administrative Shares	$416,587
Investor Shares	$4,977,393
Participant Shares	$1,353,206

Dreyfus Cash Management Plus
Agency Shares	$ 0
Administrative Shares	$2,021,337
Investor Shares	$3,893,812
Participant Shares	$4,140,052
Service Shares	$203,822
Select Shares	$129,665

Dreyfus Government Cash Management
Agency Shares	$20
Administrative Shares	$470,268
Investor Shares	$3,587,224
Participant Shares	$1,316,963

Dreyfus Government Prime Cash Management
Agency Shares	$115
Administrative Shares	$271,788
Investor Shares	$817,655
Participant Shares	$1,870,962

Dreyfus Municipal Cash Management Plus
Agency Shares	$0
Administrative Shares	$291,740
Investor Shares	$653,836
Participant Shares	$145,760

Dreyfus New York Municipal Cash Management
Agency Shares	$0
Administrative Shares	$78,329
Investor Shares	$512,615
Participant Shares	$145,360

Dreyfus Tax Exempt Cash Management
Agency Shares	$0
Administrative Shares	$167,278
Investor Shares	$784,016
Participant Shares	$152,803

Dreyfus Treasury & Agency Cash Management
Agency Shares	$18
Administrative Shares	$498,058
Investor Shares	$5,730,419

		Total Amount
Name of Fund		Paid Pursuant to
and Share Class		Service Plan

Participant Shares	$891,802
Service Shares	$133,041
Select Shares	$294,734
Premier Shares	$11,167

Dreyfus Treasury Prime Cash Management
Agency Shares	$0
Administrative Shares	$244,828
Investor Shares	$2,729,045
Participant Shares	$1,971,795

Dreyfus California AMT-Free Municipal Cash Management*
Agency Shares		$--
Administrative Shares	$89
Investor Shares	$1,974
Participant Shares	$146,660

_____________________________________

* From July 31, 2007 (commencement of operations) through January 31, 2008.

As Dreyfus New York AMT-Free Municipal Cash Management had not commenced operations prior to the date of this Statement of Additional Information, no information is provided on fees paid by such Fund pursuant to the Service Plan.

SHAREHOLDER SERVICES PLANS (INSTITUTIONAL SHARES ONLY)

     Each Fund, as to its Institutional Shares only, has adopted a separate Shareholder Services Plan (the "Plan") pursuant to which the Fund has agreed to reimburse the Distributor an amount not to exceed the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided to holders of Institutional Shares may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

     A quarterly report of the amounts expended under each Plan and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members of such Fund cast in person at a meeting called for the purpose of voting on the Plan. Each Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

     The total amounts payable by each Fund pursuant to its Plan with respect to Institutional Shares for its most recent fiscal year were borne by the Manager pursuant to an agreement in effect. See "Management Arrangements."

HOW TO REDEEM SHARES

     General. Each Fund ordinarily will make payment for shares on the same or next business day after receipt by the Dreyfus Investments Division or other authorized entity of a redemption request in proper form, except as provided under the 1940 Act (as described in the Funds’ Prospectus). As to holders of Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management who received their shares in exchange for Classic Shares of the Predecessor New York AMT-Free Fund in connection with the reorganization of the Predecessor New York AMT-Free Fund, if such investor has purchased Classic Shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset BuilderR and subsequently submits a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to the investor, for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests from such investors to redeem Classic Shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset BuilderR order against which such redemption is requested. These procedures will not apply if the investor's shares were purchased by wire payment, or if the investor otherwise has a sufficient collected balance in his or her account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and investors will be entitled to exercise all other rights of beneficial ownership.

     Taxable Funds. If a redemption request is received in proper form, the shares will be priced at the next determined net asset value, and if received by the Transfer Agent or authorized entity by 5:00 p.m., Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will not be effective until the following business day.

     Tax Exempt Funds. If a redemption request is received in proper form, the shares will be priced at the next determined net asset value, and if received by the Transfer Agent or other authorized entity by 1:00 p.m., Eastern time (or, as to Dreyfus Municipal Cash Management Plus, by 2:00 p.m., Eastern time), the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 1:00 p.m., Eastern time, (or, as to Dreyfus Municipal Cash Management Plus, after 2:00 p.m., Eastern time), but prior to 8:00 p.m., Eastern time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 1:00 p.m., Eastern time, (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time) and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will not be effective until the following business day.

     Redemption by Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.

     Dreyfus TeleTransfer Privilege. (Classic Shares only) Holders of Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management who received their shares in exchange for Classic Shares of the Predecessor New York AMT-Free Fund in connection with the reorganization of the Predecessor New York AMT-Free Fund may request by telephone or online that redemption proceeds be transferred between such investor's Fund account and the investor's bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Such investors should be aware that if the investor has selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege. See "How to Buy Shares—Dreyfus TeleTransfer Privilege."

     Stock Certificates; Signatures. (Classic Shares only) Any certificates representing Fund Classic Shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     Redemption Commitment. Each Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption from a Fund in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     Suspension of Redemptions; Delayed Delivery of Proceeds: The right of redemption may be suspended, or the date of payment delayed beyond the same or next business day, depending on the circumstances, with respect to any Fund (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), or during which trading on the New York Stock Exchange is restricted, (b) when an emergency exists (as determined by the SEC or otherwise) so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's investors.

DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Fund's Board. With respect to the Tax Exempt Funds, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include consideration of: yields or prices of Municipal Obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

     The extent of any deviation between the Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Fund's Board will consider promptly what action, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

SHAREHOLDER SERVICES

     Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of another Fund or of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. In addition, Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management may be exchanged for shares of certain funds in the Dreyfus Family of Funds, to the extent such shares are offered for sale in the investor's state of residence and the investor meets the minimum investment requirements of such fund. Investors may be charged a sales load when exchanging into any fund that has one. To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

     An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a fund identified above should contact Dreyfus Investments Division by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

     No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of one class of a Fund, shares of the same class of another Fund or of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. In addition, holders of Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management may purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Classic Shares, shares of certain funds in the Dreyfus Family of Funds of which the investor is a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

     The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

     Dreyfus-Automatic Asset Builder®. (Classic Shares only) Dreyfus-Automatic Asset Builder permits holders of Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management who received their shares in exchange for Classic Shares of the Predecessor New York AMT-Free Fund in connection with the reorganization of the Predecessor New York AMT-Free Fund to purchase Classic Shares (minimum of $100 and a maximum of $150,000 per transaction) at regular intervals selected by the investor. Fund shares are purchased by transferring funds from the bank account designated by the investor.

     Dreyfus Government Direct Deposit Privilege. (Classic Shares only) Dreyfus Government Direct Deposit Privilege enables holders of Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management who received their shares in exchange for Classic Shares of the Predecessor New York AMT-Free Fund in connection with the reorganization of the Predecessor New York AMT-Free Fund to purchase Classic Shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into the investor's Fund account.

     Dreyfus Payroll Savings Plan. (Classic Shares only) Dreyfus Payroll Savings Plan permits holders of Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management who received their shares in exchange for Classic Shares of the Predecessor New York AMT-Free Fund in connection with the reorganization of the Predecessor New York AMT-Free Fund to purchase Classic Shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon the direct deposit program of such investor's employer, the investor may have part or all of his or her paycheck transferred to the investor's existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, an investor must file an authorization form with his or her employer's payroll department. It is the sole responsibility of the investor's employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Automatic Withdrawal Plan. (Classic Shares only) The Automatic Withdrawal Plan permits holders of Classic Shares of Dreyfus New York AMT-Free Municipal Cash Management who received their shares in exchange for Classic Shares of the Predecessor New York AMT-Free Fund in connection with the reorganization of the Predecessor New York AMT-Free Fund to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by such investor, the Company or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund (other than Dreyfus New York AMT-Free Municipal Cash Management, which had not completed a full fiscal year of operations prior to the date of this Statement of Additional Information) has qualified for treatment as a "regulated investment company" under the Code for the fiscal year ended January 31, 2008. Management expects that Dreyfus New York AMT-Free Municipal Cash Management will qualify for treatment as a regulated investment company under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

     Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by the Government National Mortgage Association or Fannie Mae, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, as applicable, investors will be provided with the percentage of any dividends paid that may qualify for such tax-free treatment. Investors should then consult with their tax advisers with respect to the application of state and local laws to these distributions.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the BNY Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the fund by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Under the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, the Fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one fund or account it manages to sell a security while another fund or account it manages is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between the fund and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a "spread." Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to the fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     None of the Funds paid a stated brokerage commission during the fiscal years ended January 31, 2006, 2007 and 2008.

     Disclosure of Portfolio Holdings. It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings.

Each fund, or its duly authorized service providers, may publicly disclose its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag, at www.dreyfus.com. In addition, each money market fund, or its duly authorized service providers, may publicly disclose daily on the website its complete schedule of portfolio holdings as of the end of the previous business day. Portfolio holdings will remain available on the website until the fund files a Form N-CSR or Form N-Q for the period that includes the date of the posted holdings.

     If a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, such fund must have a legitimate business purpose for doing so, and neither the fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund's portfolio holdings. Funds may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     Funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the fund's custodian, registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of a Fund's portfolio holdings may be authorized only by the Fund's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund's Board.

INFORMATION ABOUT THE FUNDS

     Each Fund's shares are classified into multiple classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

     Under Massachusetts law, shareholders of a Fund (other than Dreyfus Cash Management Plus, which is a Maryland corporation) could, under certain circumstances, be held liable for the obligations of the Fund. However, each Fund's Agreement and Declaration of Trust (each, a "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Board members. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund organized as a Massachusetts business trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of Dreyfus Cash Management Plus, or two-thirds, in the case of each other Fund, of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     Each of the Company and the Trust is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

     To date, the Board of the Company has authorized the creation of two series of shares and the Board of the Trust has authorized the creation of three series of shares. All consideration received by the Company or Trust, as the case may be, for shares of one of the portfolios, and all assets in which such consideration is invested, will belong to that portfolio (subject only to the rights of creditors of the Company or Trust, as the case may be) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one portfolio would be treated separately from those of any other portfolio. The Company and the Trust have the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company and the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of the independent registered public accounting firm and the election of Board members from the separate voting requirements of the Rule.

Effective June 1, 2007, the Trust changed its name from "Dreyfus Tax Exempt Cash Management" to its current name. Effective January 1, 2008, Dreyfus California AMT-Free Municipal Cash Management changed its name from "Dreyfus California AMT Tax-Free Cash Management" to its current name. Effective March 12, 2008, Dreyfus Treasury & Agency Cash Management changed its name from "Dreyfus Treasury Cash Management" to its current name.

     Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the combined Prospectuses or this Statement of Additional Information about another Fund. The Board members with respect to each Fund have considered this factor in approving the use of the combined Prospectuses and this Statement of Additional Information.

Each Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, have been selected to serve as the independent registered public accounting firm for each Fund.

APPENDIX A (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS)

     Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch").

Commercial Paper Ratings and Short-Term Ratings

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch.

Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

     In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.

Bond Ratings and Long-Term Ratings

     Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

     Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

     Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

APPENDIX B (TAX EXEMPT FUNDS)

Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the category.

Municipal Note Ratings

SP-1

     The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

     The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

Municipal Bond Ratings

Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Generally, Moody's provides either a generic rating or a rating with a numerical modifier of 1 for bonds in each of the generic rating categories Aa, A, Baa, Ba and B. Moody's also provides numerical modifiers of 2 and 3 in each of these categories for bond issues in health care, higher education and other not-for-profit sectors; the modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates that the issue is in the mid-range of the generic category; and the modifier 3 indicates that the issue is in the low end of the generic category.

Municipal Note Ratings

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

MIG 1/VMIG 1

     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Ratings

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch
Municipal Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the rating symbol AA to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

APPENDIX C

     (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT AND DREYFUS NEW YORK AMT-FREE MUNICIPAL CASH MANAGEMENT ) RISK FACTORS—INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Funds have not independently verified this information, neither Fund has any reason to believe that such information is not correct in all material respects.

Economic and Demographic Trends

     U.S. Economy. The U.S. economy continued to lose momentum in the last half of 2007. Large declines in residential construction and reduced demand for automobiles and housing-related durable goods, combined with past energy price increases and credit market tightening, continued to generate a significant drag on economic growth. The uncertainty associated with the still unfolding subprime mortgage problem has substantially increased financial market volatility, reduced financial sector profits, and diminished the accessibility of credit to the nation's households and businesses. In addition, labor market growth continued to decelerate since the early part of 2007.

     Continued global growth and a weaker dollar, however, have produced strong demand for U.S. exports. Additionally, some states and private lenders are offering initiatives to forestall a rising foreclosure rate. In combination with recent Federal Reserve actions, these interventions are expected to allow the economy to gradually rebound to its long-term trend growth rate over the course of 2008, after bottoming out below 2% in the fourth quarter of 2007 and first quarter of 2008. Both the Federal government and the Federal Reserve are playing active roles in trying to keep the economy out of recession. Following two quarters of very low growth in the fourth quarter of 2007 (2%) and the first quarter of 2008 (2.2%), the State's Department of the Budget (the "DOB") projects that the national economy will improve with each subsequent quarter, until reaching growth of 3% by the fourth quarter of 2008.

     There are a number of risks to the DOB's forecast, including larger financial sector write-downs associated with the subprime mortgage problem and related credit crunches, deeper housing market contractions and falling housing prices or a resurgence in energy and food prices that could result in higher-than-expected inflation rates. All of these risks could be compounded by lower productivity growth or a weaker dollar and could impair the Federal Reserve's current efforts to stimulate domestic economic growth.

     State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

     The national economic slowdown is having a significant impact on the State's economy. The impact of the current credit market crisis on wages is projected to be greatest in the first quarter of 2008, during the height of the financial sector bonus season. The credit crisis could have a more deleterious effect on the State economy than on the nation as a whole given New York City's status as an international financial center. Though State economic growth is expected to slow in 2008, conditions currently are not expected to approach those of a recession. The State's large education and health sectors are expected to continue exhibiting strong growth. In addition, tourism and trade are expected to continue to be bolstered by the weaker dollar.

     The credit crunch and expected decline in finance and insurance sector bonuses, combined with slowing job growth, is expected to result in significantly lower wage growth in 2008. DOB projects total wage growth of 3.3% for 2008, following an estimated increase of 7.6% for 2007. Slower growth in both the wage and non-wage components of income is expected to result in total personal income growth of 4.3% for 2008, following 7.4% growth for 2007.

     Though there are parallels between State and national labor market trends, there are differences as well. As at the national level, State private sector job growth is expected to be greatest in education and health care and social assistance services. Similarly, both the State and the nation are projected to see large declines in the manufacturing and mining sector. However, DOB projects national construction employment to decline for 2008, consistent with the national housing market contraction. In contrast, State construction employment is projected to grow in 2008, albeit at a slower rate than in 2007. The continued strength of the New York City real estate market and the absence of a significant housing boom in much of upstate New York explain most of this difference. As for the nation, the State's average annual unemployment rate is expected to rise in 2008, from 4.4% for 2007 to 4.9% this year.

     All of the risks to the U.S. economic forecast apply to the State's economic forecast as well, although as the nation's financial center, the current credit tightening poses a larger degree of uncertainty for the State as the full extent of losses associated with the subprime mortgage problem remains to be seen.

     The City of New York. The fiscal demands on the State may be affected by the fiscal health of New York City (the "City"), which relies in part on State aid to balance its budget and meet its cash requirements. The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected.

     Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for Fiscal Year 2007-08 or thereafter.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Special Considerations

     Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's annual financial plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control and there can be no assurance that actual results will not differ materially and adversely from the current forecast.

     Taxation of Interest on Municipal Bonds. On May 21, 2007, the United States Supreme Court agreed to review the decision of the Court of Appeals of Kentucky in Davis v. Kentucky Dep't of Revenue

of Finance and Administration Cabinet, which held that the disparate state tax treatment of interest income on obligations issued by the State of Kentucky or its political subdivisions and obligations issued by other states or their political subdivisions violated the Commerce Clause of the United States Constitution. Currently, the vast majority of states employ a tax system that provides a preferential treatment that exempts the interest income earned on in-state municipal bonds from state taxation while subjecting the interest income earned on extraterritorially–issued bonds to state taxation.

     On Monday, November 5, 2007, the Supreme Court heard oral arguments in the Davis case. If the Kentucky decision is affirmed by the Supreme Court, the State could be required to eliminate any disparity between the tax treatment of obligations issued by such state and its political subdivisions or instrumentalities and the tax treatment of obligations issued by other states and their respective political subdivisions or instrumentalities. The Supreme Court decision could result in an estimated potential impact of up to $200 million in claims for tax refunds arising out of income tax payments made in prior years. The preliminary estimate of the financial impact on the State of New York of discontinuing the practice of subjecting extraterritorially-issued municipal bonds to state income taxation is approximately $70 million of lost tax revenues annually.

     Status of Auction Markets for Municipal Bonds. Recently, a significant number of auction rate municipal bonds have failed to attract buyers, including certain bonds backed by the State, resulting in "failed auctions" and a resetting of the periodic rates to rates in excess of that which would otherwise prevail in the short-term market. The auction failures have affected municipal issuers throughout the nation. Failed auctions generally do not reflect the credit strength of individual issuers, but reflect concerns relating to bond insurers that have insured these auction rate bonds as well as changes in the operation of the auction rate market itself. As an outcome of these failed auctions, governmental issuers are experiencing significantly higher service costs on auction rate bonds and bondholders are experience significantly less liquidity than has been anticipated. The likely duration of the disruption in the auction rate securities market cannot be predicted at this time.

     The State is evaluating the financial impact of the recent failed auctions and related increased debt service costs on its financial plan projections. The State currently does not believe that the higher interest rate costs will have a material adverse effect on its current financial plan, and is initiating steps to limit its exposure to auction rate bonds.

State Finances

     The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type. The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State. State Funds includes the General Fund and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

     Recent Trends. Since DOB finalized its budget forecast in January 2008, the national economic situation has continued to deteriorate and the risk of a recession has increased. A weaker national economy and more severe financial sector woes are projected to negatively affect the economy as well. As a result, DOB has lowered its U.S. forecasts for corporate profits, equity market prices, employment growth, and wages in 2008. DOB also has modified its forecast for the State economy, based on events that are likely to affect the State's financial services industry. In particular, DOB now projects finance and insurance sector bonuses will remain essentially flat in Fiscal Year 2008-09 and that the volume of taxable capital gains realized by State taxpayers in 2008 will decline by 9.4% from 2007 levels.

     DOB does not expect the impact of the revisions to the economic outlook to materially affect the overall General Fund revenue forecast in the current fiscal year, based on tax collections to-date and the relatively strong economic performance over much of 2007. In Fiscal Year 2008-09, however, DOB has reduced its General Fund revenue forecast by $358 million, with the most significant reductions taken in the projections for the personal income tax and business taxes. The revenue forecasts for subsequent years through Fiscal Year 2012 also have been lowered by roughly $500 million annually.

Fiscal 2005-06 Year-End Results

     DOB reported a Fiscal Year 2005-06 General Fund surplus of $2 billion. Total receipts, including transfers from other funds, were $47.2 billion, an increase of $3.3 billion over the prior fiscal year. Disbursements, including transfers to other funds, totaled $46.5 billion, an increase of $2.9 billion from Fiscal Year 2004-05. The General Fund ended Fiscal Year 2005-06 with a balance of $3.3 billion, which included dedicated balances of $944 million in the State's "rainy day" fund, $21 million in the Contingency Reserve Fund and $251 million in the Community Projects Fund. The closing balance also included $2 billion in a spending stabilization reserve. Tax receipts increased by $3.8 billion and transfers increased by $743 million, while miscellaneous receipts decreased by $197 million, due primarily to the loss of various one-time receipts. The main sources of annual spending increases were Medicaid, school aid and fringe benefits.

     The State ended Fiscal Year 2005-06 with a State Funds cash balance of $6.8 billion. In addition to the $3.3 billion General Fund balance, the State's special revenue funds had a closing balance of $3.7 billion and the debt service funds had a closing balance of $221 million. State Funds receipts totaled $71.7 billion for Fiscal Year 2005-06, an increase of $7.4 billion from the prior fiscal year. The annual growth in General Fund receipts combined with growth in other State taxes and miscellaneous receipts accounted for the change. State Funds disbursements totaled $69.7 billion in Fiscal Year 2005-06, an increase of $5.8 billion from Fiscal Year 2004-05.

     The State ended Fiscal Year 2005-06 with an All Funds cash balance of $7.1 billion. In addition to the $6.8 billion State Funds balance described above, the Federal Funds had a closing balance of $249 million. All Funds receipts totaled $107 billion, an increase of $6.3 million over Fiscal Year 2004-05. Strong growth in tax collections and moderate growth in miscellaneous receipts were partially offset by a decline in Federal grants. All Funds disbursements for Fiscal Year 2005-06 totaled $104.3 billion, an increase of $3.7 billion over the prior fiscal year.

2006-07 Enacted Budget Financial Plan

     2006-07 Budget. The 2006-07 Budget was finalized on April 26, 2006. The 2006-07 Budget was balanced in Fiscal Year 2006-07, but projected an estimated gap of $1.6 billion in Fiscal Year 2007-08 and $3.0 billion in Fiscal Year 2008-09. Since the time the 2006-07 Budget was enacted, annual spending was projected to grow by over 9% as a result of increases in school aid, health care, and higher education. All Governmental Funds spending was estimated at $112.5 billion, an increase of 7.8% from 2005-06. State tax receipts were expected to grow 5% over Fiscal Year 2005-06 levels, down from the 10% growth rate of the preceding two consecutive years. State debt outstanding was initially projected to total $50.7 billion, but the estimate rose to $51.0 billion for Fiscal Year 2006-07, with debt service equal to approximately 4.2% of All Funds receipts.

     The 2006-07 Budget included the following material provisions: (i) $1.3 billion increase in school aid; (ii) $1.1 billion All Funds spending increase in Medicaid; (iii) new statewide school construction grant program totaling $2.6 billion and authorization for the City to issue $9.4 billion in bonds for such construction; (iv) elimination of the sales tax on clothing purchases under $110; (v) limitation on duplicative drug coverage for those who qualify for certain Medicaid programs, avoiding approximately $220 million in costs; (vi) new Medicaid Inspector's General Office to investigate and prevent Medicaid fraud; (vii) $1.8 billion spending stabilization reserve in order to lower the Fiscal Year 2007-08 and Fiscal Year 2008-09 budget gaps; and (viii) $250 million deposit to the State's Debt Reduction Reserve.

     DOB projected the State would end Fiscal Year 2006-07 with a General Fund balance of $2.3 billion with long-term reserves consisting of $944 million in the State's Rainy Day Reserve and $21 million in the Contingency Reserve for litigation risks. The reserves previously set aside for planned commitments included $276 million in the Community Projects Fund, $1.8 billion in a spending stabilization reserve, to be used to lower the expected Fiscal Year 2007-08 and Fiscal Year 2008-09 budget gaps, and $250 million for debt reduction.

     Receipts Outlook. All Funds receipts for Fiscal Year 2006-07 were projected to total $111.2 billion, an increase of $4.2 billion (3.9%) over Fiscal Year 2005-06. Underlying revenue growth of $3.1 billion (6.1%) in Fiscal Year 2006-07 was offset by the loss of several one-time revenues ($531 million), the phase-out of the personal income tax surcharge and a one-quarter percent increase in sales tax ($1 billion), lower transfers from other funds due to increasing debt servicing costs ($180 million), and higher transfers to finance certain educational programs ($188 million).

     Personal Income Tax. Personal income tax General Fund receipts for Fiscal Year 2006-07 were projected to reach $23.1 billion, an increase of 11.8% from Fiscal Year 2005-06. General Fund receipts for Fiscal Year 2007-08 were projected to reach $23.9 billion. All Funds personal income tax receipts for Fiscal Year 2006-07 were expected to total $34.2 billion, an increase of approximately $3.4 billion (11.1%) over the prior year. All Funds personal income tax projected Fiscal Year 2007-08 receipts of $35.3 billion reflected an increase of $1.1 billion (3.3%) above Fiscal Year 2006-07 estimates, continued economic growth, the full-year effect of the termination of the temporary surcharge and tax reductions authorized in the 2006-07 Budget. The All Funds receipts projections continued this trend, and were projected at $37.9 billion, an increase of $2.5 billion (7.2%) above Fiscal Year 2007-07 estimates.

     User Taxes and Fees. All Funds user taxes and fees net receipts for Fiscal Year 2006-07 were projected to reach $13.7 billion, a decrease of 1.7% from Fiscal Year 2005-06. All Funds user taxes and fees receipts for Fiscal Year 2007-08 were projected to be $14.2 billion. General Fund user taxes and fees receipts for Fiscal Year 2006-07 were projected to reach $8.3 billion, a decrease of 3.7% from the prior fiscal year, and the sales and use tax was projected at $7.7 billion, a decrease of $292 million (3.7%) . General Fund user taxes and fees receipts for Fiscal Year 2007-08 were projected at $8.7 billion, an increase of $343 million (4.1%) from Fiscal Year 2006-07. Sales tax receipts were estimated to increase $327 million (4.3%), while General Fund other user taxes and fees were projected to remain the same as Fiscal Year 2006-07.

     Business Taxes. All Funds business tax receipts in Fiscal Year 2006-07 were expected to be $7.3 billion, or $221 million (3.1%) above Fiscal Year 2005-06. All Funds receipts for Fiscal Year 2007-08 were projected to increase by $132.5 million (1.8%) over the prior year. General Fund business taxes were projected to be $5.3 billion, or 4.3% over Fiscal Year 2005-06. General Fund business tax receipts for Fiscal Year 2007-08 were expected to increase by 1.5% over Fiscal Year 2006-07.

     Other Taxes. All Funds other taxes in Fiscal Year 2006-07 were expected to be $1.7 billion, which was $124 million (6.8%) below Fiscal Year 2005-06. The decrease was a result of an anticipated "cooling" of the downstate real estate market, but partially offset by an expected $19 million increase in estate tax receipts. The All Funds receipts projection for other taxes was $1.8 billion in Fiscal Year 2007-08, up $71 million (4.2%) from Fiscal Year 2006-07 receipts. The estimate for General Fund other taxes was $896 million, which was $15 million (1.6%) above the prior fiscal year.

     Miscellaneous Receipts. General Fund miscellaneous receipts for Fiscal Year 2006-07 were projected to total over $2.8 billion, an increase of $817 million from Fiscal Year 2005-06. Miscellaneous receipts in All Funds were projected to increase by $412 million from the current year.

     Federal Grants. General Fund Federal grants for Fiscal Year 2006-07 were projected to total $9 million, an increase of $9 million from Fiscal Year 2005-06.

     Disbursements Outlook. General Fund spending was projected to total $50.8 billion in Fiscal Year 2006-07, an increase of $4.3 billion (9.4%) over Fiscal Year 2005-06. State Funds spending was projected to increase by $7.4 billion (10.6%) to $77.1 billion in Fiscal Year 2006-07. All Funds spending, the broadest measure of State spending, was projected to total $112.5 billion in Fiscal Year 2006-07, an increase of $8.1 billion (7.8%) .

     Medicaid growth of $2.7 billion in Fiscal Year 2006-07 was primarily attributable to the increasing cost of providing health care services, as well as the rising number of recipients. In addition, the growth related to the State takeover of local healthcare provider costs were estimated to rise by $235 million, and the loss of certain proceeds after the fiscal year, were no longer available in Fiscal Year 2006-07. School aid spending was projected to grow by $461 million in Fiscal Year 2006-07. State operations spending was projected to increase by $592 million with general State charges expected to increase by an additional $375 million, primarily due to higher pension and health insurance costs for State employees.

     2006-07 Financial Plan Update. DOB reported a General Fund surplus of $1.5 billion for Fiscal Year 2006-07. Results for Fiscal Year 2006-07 were $1.5 billion higher than the 2006-07 Budget as a result of revenue revisions over initial projections ($1.4 billion) and changes to reserve fund balances ($767 million), partly offset by higher than initially projected spending ($607 million). Total receipts, including transfers from other funds, were $51.4 billion, and disbursements, including transfers to other funds, totaled $51.6 billion. The General Fund ended Fiscal Year 2006-07 with a balance of $3 billion. General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $51.4 billion in Fiscal Year 2006-07, an increase of $4.2 billion from Fiscal Year 2005-06. Tax receipts increased by $3.4 billion, transfers increased by $419 million, and miscellaneous receipts increased by $390 million. General Fund spending, including transfers to other funds, totaled $51.6 billion in Fiscal Year 2006-07, an increase of $5.1 billion from Fiscal Year 2005-06. The main sources of annual growth were school aid, Medicaid, and higher education programs.

     The State ended Fiscal Year 2006-07 with a State Funds cash balance of $6.7 billion. In addition to the $3 billion General Fund balance, the State's special revenue funds had a closing balance of $3.7 billion and the debt service funds had a closing balance of $233 million, partially offset by a negative balance in the capital projects funds of $228 million. State Funds receipts totaled $76.8 billion in Fiscal Year 2006-07, an increase of $5.0 billion from Fiscal Year 2005-06. Actual State Funds disbursements totaled $77.3 billion in Fiscal Year 2006-07, an increase of $7.6 billion from Fiscal Year 2005-06.

     The State ended Fiscal Year 2006-07 with an All Funds cash balance of $6.8 billion. In addition to the $6.7 billion State Funds balance, the Federal Funds had a closing balance of $85 million, including $288 million in Federal special revenue funds, partially offset by a negative balance in the Federal capital projects funds of $203 million. All Funds receipts for Fiscal Year 2006-07 totaled $112.4 billion, an increase of $5.4 billion over Fiscal Year 2005-06. All Funds disbursements for 2006-07 totaled $112.8 billion, an increase of $8.4 billion over Fiscal Year 2005-06.

2007-08 Enacted Budget Financial Plan

     2007-08 Budget. The Governor submitted the proposed 2007-08 budget to the Legislature on January 31, 2007, which was enacted on April 1, 2007. Annual spending in the General Fund is projected to grow by $2.1 billion (4.1%) from Fiscal Year 2006-07 levels. All Governmental Funds spending is estimated at $120.7 billion in Fiscal Year 2007-08, an increase of $7.9 billion (7%) from Fiscal Year 2006-07. In order to help balance future budgets, the 2007-08 Budget establishes $1.2 billion in flexible reserves.

     The 2007-08 Budget includes the following material provisions: (i) a new Foundation Aid formula that bases the amount of School Aid on a district's educational needs and its ability to provide local support for education; (ii) expansion of the STAR program, providing a new benefit targeted to middle class taxpayers; (iii) expanded access to healthcare for the 400,000 children without healthcare coverage in the state; (iv) investment in providing initial funding for stem cell research; and (v) a $250 million deposit to the State's Debt Reduction Reserve and $175 million to the new Rainy Day Reserve.

     General Fund spending, including transfers to other funds, is projected to total $53.7 billion in Fiscal Year 2007-2008, an increase of $2.1 billion over the Fiscal Year 2006-2007 forecast (4.1%) . State Funds spending, which includes both the General Fund and spending from other funds supported by State revenues, is projected to increase by $6.5 billion (8.4%) and total $83.8 billion in Fiscal Year 2007-2008. All Funds spending is projected to total $120.7 billion in Fiscal Year 2007-2008, an increase of $7.9 billion (7.0%) over Fiscal Year 2006-07.

     Receipts Outlook. All Funds receipts for Fiscal Year 2007-08 are projected to reach $119.5 billion, an increase of $7.1 billion (6.3%) over Fiscal Year 2006-07. All Funds tax receipts are projected to grow by more than $3.2 billion. All Funds Federal grants are expected to increase by more than $1.5 billion (4.4%) . All Funds miscellaneous receipts are projected to increase by approximately $2.3 billion (12.9%) . After controlling for the impact of all policy changes, base tax revenue growth is estimated to be 7.8% for Fiscal Year 2007-2008. Total State Funds receipts are project at $82.3 billion, an increase of $5.5 billion (7.2%) from Fiscal Year 2006-2007 receipts. Total General Funds receipts are projected at $53.7 billion, an increase of $2.3 billion (4.5%) from Fiscal Year 2006-2007. General Fund tax receipt growth is projected to be 1.5% over Fiscal Year 2006-2007 and General Fund miscellaneous receipts are projected to increase by $217 million.

     Personal Income Tax. All Funds income tax receipts for Fiscal Year 2007-08 are projected to increase $2 billion over the prior fiscal year to total $36.6 billion. General Fund income tax receipts for Fiscal Year 2007-08 are estimated to remain almost flat at $22.7 billion.

     User Taxes and Fees. All Funds user taxes and fees receipts for Fiscal Year 2007-08 are projected to be $13.9 billion, an increase of $447 million (3.3%) from 2006-07. General Fund user taxes and fees receipts are projected to total $8.5 billion in Fiscal Year 2007-08, an increase of $317 million (3.9%) from Fiscal Year 2006-07. This increase largely reflects the projected growth in the sales tax base.

     Business Taxes. All Funds business tax receipts for Fiscal Year 2007-08 of more than $8.4 billion are estimated to decrease by $169 million (2%) over the prior year. The 2007-08 Budget also reduced taxes by $154 million, as a result of reductions in the net income tax rate imposed on corporations, banks, and insurance companies from 7.5% to 7.1% and the alternative minimum tax imposed under the corporate franchise tax from 2.5% to 1.5% (effective January 1, 2007). In addition, effective January 31, 2007, the entire net income tax rate imposed on certain manufacturers and qualified emerging technology companies was reduced from 7.5% to 6.5% .. General Fund business tax receipts for Fiscal Year 2007-08 of $6.3 billion are estimated to decrease by $168 million (2.6%) over the prior year.

     Other Taxes. All Funds other tax receipts in Fiscal Year 2007-08 are projected to be roughly $2 billion, down $61 million (2.9%) from Fiscal Year 2006-07. General Fund receipts for Fiscal Year 2007-08 are projected to total $1 billion, a $45 million decrease over the prior fiscal year.

     Miscellaneous Receipts. General Fund miscellaneous receipts collections in Fiscal Year 2007-08 are projected to reach approximately $2.4 billion, up $176 million from Fiscal Year 2006-07.

     Disbursements Outlook. In Fiscal Year 2007-08, General Fund spending, including transfers to other funds, is projected to total $53.7 billion. State Funds spending, which includes both the General Fund and spending from other funds supported by assessments, tuition, HCRA resources and other non-Federal revenues, is projected to total $83.8 billion in Fiscal Year 2007-08. All Funds spending is projected to total $120.7 billion in 2007-08, with spending for local assistance totaling $83.9 billion.

     All Funds State Operations spending, is projected at $18.6 billion in Fiscal Year 2007-08 and All Funds spending on General State Charges is expected to total $5.4 billion in Fiscal Year 2007-08. All Funds debt service is projected at $4.3 billion in Fiscal Year 2007-08. All Funds capital spending of $6.6 billion in Fiscal Year 2006-07 is projected to increase to $7.9 billion in Fiscal Year 2007-08. All Funds transfers from other funds are expected to total $21.3 billion and comprise of $11.9 billion in the General Fund, $3.7 billion in the Special Revenue Funds, $5.5 billion in the Debt Service Funds and $293 million in the Capital Projects Funds. All Funds transfers to other funds are also expected to total $21.3 billion and comprise $2.4 billion in the General Fund, $3.6 billion in the Special Revenue Funds, $14.4 billion in the Debt Service Funds and $947 million in the Capital Projects Funds.

     The State created a new Rainy Day Reserve in January 2007 that has an authorized balance of 3% of General Fund spending. The 2007-08 Budget authorizes the first deposit of $175 million. When combined with the existing Tax Stabilization Reserve, the State's Rainy Day Reserve authorization totals 5% of General Fund spending.

     2007-08 Financial Plan Update. DOB has revised its revenue and spending estimates based on operating results through the end of Fiscal Year 2007-08, and a review of factors affecting the long-term current services forecast. In addition, DOB has added costs for collective bargaining agreements reached with several of the State's major employee unions that have fiscal implications for Fiscal Year 2007-08 and beyond. These revisions result in net General Fund costs in Fiscal Year 2007-08 of $137 million, which will be funded by current reserves.

     General Fund disbursements, including transfers to other funds, are now expected to total $53.6 billion in Fiscal Year 2007-08, $81 million lower than prior estimates and $244 million higher than projected in the 2007-08 Budget. Through December 2007, General Fund receipts, including transfers from other funds, totaled $35.5 billion, $103 million lower than prior estimates and $528 million lower than forecasted in the 2007-08 Budget. Through December 2007, State Operating Funds receipts totaled $53.1 billion or $348 million less than projected in the 2007-08 budget. State Operating Funds disbursements totaled $55.2 billion or $566 million below than forecasted in the 2007-08 Budget. Through December 2007, All Funds receipts totaled $80.77 billion or $2.61 billion less than forecasted in the 2007-08 Budget. All Funds disbursements totaled $83.05 billion or $2.75 billion more than forecasted in the 2007-08 Budget.

     DOB projects the State will end Fiscal Year 2007-08 with a General Fund balance of $2.6 billion, consisting of $1.2 billion in undesignated reserves and $1.4 billion in designated reserves. The State is projected to move from a balanced General Fund budget in Fiscal Year 2007-08 to an imbalance of $4.4 billion in Fiscal Year 2008-09. Current services spending is projected to grow by $5.3 billion over Fiscal Year 2007-08 compared to net revenue growth of $1.3 billion. The State currently plans to use $370 million less in reserves in Fiscal Year 2008-09 than in Fiscal Year 2007-08 to help balance the budget.

2008-09 Executive Budget Financial Plan

     The 2008-09 Executive Budget eliminates the entire potential budget imbalance for that fiscal year, responding to the current fiscal uncertainties with a plan that focuses on recurring savings, valued at $4.8 billion. This plan is sufficient to cut the current services gap of $4.4 billion and finance new initiatives of just over $400 million. The 2008-09 Executive Budget does not contain any tax increases. If enacted as proposed, the 2008-09 Executive Budget would cut the budget gap that must be addressed in Fiscal Year 2009-10 by nearly 50% and reduce the combined structural imbalance by nearly $12 billion through Fiscal Year 2011-12. DOB currently projects that the State will end Fiscal Year 2008-09 with a General Fund balance of $2.2 billion if the Legislature enacts the 2008-09 Executive Budget as proposed.

     The 2008-09 Executive Budget proposes State Operating Funds spending of $18.8 billion, an increase of $3.9 billion over Fiscal Year 2007-08. This growth is for local aid to public schools, Medicaid costs, support for transportation, local government programs and debt service. All Funds spending, which comprises the General Fund, Special Revenue Funds, Capital Project Funds and Debt Service Funds, is estimated at $124.3 billion in Fiscal Year 2008-09, an increase of $6 billion (5.1%) from Fiscal Year 2007-08.

     Receipts Outlook. All Funds receipts for Fiscal Year 2008-09 are projected to total $123.1 billion, an increase of $6.3 billion over Fiscal Year 2007-08 projection. Of that amount, General Fund receipts are projected to total $80.4 billion, an increase of $4.35 billion (5.7%) over Fiscal Year 2007-08 projections. All Funds income tax receipts for Fiscal Year 2008-09 are projected to total $38.8 billion, an increase of $2.3 billion from Fiscal Year 2007-08. General Fund income tax receipts for Fiscal Year 2008-09 are projected to increase by $1.7 billion, to $24.4 billion, from Fiscal Year 2007-08. All Funds user taxes and fees receipts for Fiscal Year 2008-09 are expected to be $14.2 billion, an increase of $314 million from Fiscal Year 2008-09. General Fund user taxes and fees receipts for Fiscal Year 2008-09 are projected to total $8.8 billion in Fiscal Year 2008-09, an increase of $329 million from the current fiscal year. All Funds business tax receipts for Fiscal Year 2008-09 are projected to total $9.7 billion, an increase of $1.3 billion (15.2%) over the current fiscal year. General Funds business tax receipts for Fiscal Year 2008-09 are projected to total nearly $7.3 billion, an increase of $954 million (15%) over Fiscal Year 2007-08.

     Disbursements Outlook. All Funds pending, which includes capital spending and Federal aid in addition to State Operating Funds, is projected to total $124.3 billion in Fiscal Year 2008-09. All Funds spending for local assistance is expected to total $87.4 billion, an increase of $3.5 billion (4.1%) over the current fiscal year. This amounts includes spending for State aid to medical providers and public health programs, State aid to public schools and universities, temporary and disability assistance, transportation, family services and local governments. All Funds State Operations for Fiscal Year 2008-09 is projected at $19.4 billion, which finances the costs of government agencies and the legislative and judicial branches of the State government.

     All Funds State Operations spending, is projected at $19.4 billion in Fiscal Year 2008-09. All Funds spending on General State Charges is expected to total $5.6 billion in Fiscal Year 2007-08, and includes health insurance spending for employees ($1.7 billion) and retirees ($1.0 billion), pensions ($1.2 billion) and social security ($889 million). All Funds debt service for Fiscal Year 2008-09 is projected at $4.6 billion, of which $1.7 billion is paid from the General Fund through transfers and $2.9 billion from other State funds.

General Fund Outyear Projections

     The 2007-08 Budget, as revised, projects current service gaps, which formed the starting point for the 2008-09 Executive Budget, of $6.2 billion in Fiscal Year 2009-10, $7.7 billion in Fiscal Year 2010-11 and $9.5 billion in Fiscal Year 2011-12. The recommendations in the 2008-09 Executive Budget would result in a balanced budget for Fiscal Year 2008-09 and reduce projected out-year budget gaps to $3.3 billion in Fiscal Year 2009-10, $5.7 billion in Fiscal Year 2010-11 and $6.8 billion in Fiscal Year 2011-12.

     Total All Funds receipts in Fiscal Year 2009-10 are projected to reach $128 billion, an increase of $5 billion (4.1%) from Fiscal Year 2008-09 estimates. All Funds receipts in Fiscal Year 2010-11 are expected to increase by nearly $5 billion (4%) over the prior year. In Fiscal Year 2011-12, receipts are expected to increase by more than $5 billion over Fiscal Year 2010-11. All Funds tax receipts are expected to increase by 6% in Fiscal Year 2009-10, 4.8% in Fiscal Year 2010-11 and 5% in Fiscal Year 2011-12. This growth pattern is consistent with the economic forecasts discussed herein.

     General Fund personal income tax receipts for Fiscal Year 2009-10 are projected to increase over Fiscal Year 2008-09 by $1.5 billion to $25.9 billion. For Fiscal Year 2010-11, General Fund personal income tax receipts are projected to increase by another $1.5 billion, to $27.4 billion and may reach over $29 billion in Fiscal Year 2011-12. Overall, tax receipts growth in the three fiscal years after Fiscal Year 2008-09 is expected to remain in the range of 4.8% to 6%. Total General Fund receipts are projected to reach nearly $59 million in Fiscal Year 2009-10, over $61 billion in Fiscal Year 2010-11 and nearly $65 billion in Fiscal Year 2011-12. Total State Funds receipts are expected to be approximately $85 billion in

Fiscal Year 2009-10, over $88 billion in Fiscal Year 2010-11 and nearly $92 billion in Fiscal Year 2011-12.

     DOB forecasts General Fund spending of $62.1 billion in Fiscal Year 2009-10, an increase of $5.3 billion (9.4%) from Fiscal Year 2008-09. Growth in Fiscal Years 2010-11 and 2001-12 is project at $5.1 billion and $4.2 billion, respectively. These levels are based on current service projection, as modified by the 2008-09 Executive Budget. General Fund spending for Medicaid is expected to grow by $1.5 billion, $1.1 billion and $1.3 billion in Fiscal Years 2009-10, 2010-11 and 2011-12, respectively. State Operating spending is projected to total $9.2 billion in Fiscal Year 2009-10, an increase of $373 million (4.2%) over Fiscal Year 2008-09. In Fiscal Years 2010-11 and 2011-12, spending is projected to total $9.8 billion and $10 billion, respectively.

State Indebtedness

     General. Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Limitations on State-Supported Debt.

     Debt Reform Act of 2000. The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000. It also imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75% of personal income in Fiscal Year 2000-01, and will gradually increase until it is fully phased-in at 4.0% in Fiscal Year 2010-11. Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in Fiscal Year 2000-01, and will gradually increase to 5.0% in Fiscal Year 2013-14.

     As of the most recent calculations, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 1.73% of personal income and debt service on such debt at 1.07% of total State receipts, compared to the caps of 2.32% each. DOB expects that debt outstanding and debt service costs for Fiscal Year 2006-07 and the entire five-year forecast period through 2010-11 will also be within the statutory caps.

     Variable Rate Obligations and Related Agreements. State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements. State law limits the use of debt instruments which result in a variable rate exposure to no more than 15% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15% of total State-supported outstanding debt. As of March 31, 2007, State-supported debt in the amount of $42.7 billion was outstanding, resulting in a variable rate exposure cap and interest rate exchange agreement cap of approximately $8.5 billion each. As of March 31, 2007, both amounts are less than the statutorily cap of 20%, and are projected to be below the caps for the entire forecast period through Fiscal Year 2011-12.

     As of March 31, 2007, the State had approximately $2.0 billion of outstanding variable rate instruments, or 4.6% of total debt outstanding, that are subject to the net variable rate exposure cap. That amount includes $1.7 billion of unhedged variable rate obligations and $224 million of synthetic variable rate obligations. In addition to these variable rate obligations, as of March 31, 2007, about $2.4 billion in State-supported convertible rate bonds are currently outstanding.

     State-Supported Debt. The State's debt affordability measures compare favorably to the forecasts contained in the State's Capital Program and Financing Plan. Issuances of State-supported debt obligations have been generally consistent with the expected sale schedule for the current year, with marginal revisions reflecting certain economic development bonding that occurred earlier in the year than originally anticipated. During the prior ten years, State-supported long-term debt service increased on an average annual basis by 3% to $3.7 billion in Fiscal Year 2005-06, growing at a slower rate than total receipts (6.1% increase on an annual basis).

     General Obligation Bond Programs. General obligation debt is currently authorized by the State for transportation, environment and housing purposes. The amount of general obligation bonds issued in Fiscal Year 2005-06 (excluding refunding bonds) was $159 million, and as of March 31, 2006, the total amount of general obligation debt outstanding was $3.5 billion. The amount of general obligation bonds issued in Fiscal Year 2006-07 (excluding refunding bonds) was $180 million, and as of March 31, 2007, the total amount of general obligation debt outstanding was $3.3 billion. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. The 2006-07 Budget projected that approximately $236 million in general obligation bonds will be issued in Fiscal Year 2006-07.

     Lease-Purchase and Contractual-Obligation Financing Programs. Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects. As of March 31, 2007, approximately $8.4 billion of State Personal Income Tax Revenue Bonds were outstanding. It is currently estimated that $4.9 billion of State Personal Income Tax Revenue Bonds, $102 million of SUNY Dormitory Facilities Revenue Bonds, $373 million of Mental Health Facilities Improvement Revenue Bonds will be issued in Fiscal Year 2007-08. The 2007-08 Budget also reflects the planned issuance of $703 million of Dedicated Highway and Bridge Trust Fund Bonds.

     Debt Servicing. The Debt Reduction Reserve Fund (the "DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of the DRRF as a pay-as-you-go financing source, reduce debt service costs or defease outstanding debt. Since Fiscal Year 1998-99, over $1.1 billion has been deposited in the DRRF. All Funds debt service is projected at $4.6 billion in 2008-09, of which $1.7 billion is paid from the General Fund through transfers and $2.9 billion from other State funds. Debt service is paid on revenue credits supported by dedicated taxes and fees and patient income, including Personal Income Tax Revenue bonds, Dedicated Highway and Bridge Trust Fund bonds and Mental Health facilities bonds, as well as service contract bonds that are secured mainly by the General Fund.

     2006-07 State Supported Borrowing Plan. On January 17, 2006, the proposed Fiscal Year 2006-07 through 2010-11 Capital Program and Financing Plan was released . The final Plan was released on May 26, 2006, reflecting final action on the 2006-07 Budget, and projected new issuance of $236 million in general obligation bonds in Fiscal Year 2006-07. In Fiscal Year 2007-08, the State's borrowing plan projects new issuance of $358 million in general obligation bonds.

Litigation

     General. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in the current fiscal year or thereafter.

     Adverse developments in the proceedings could affect the ability of the State to maintain a balanced budget. The State believes that any budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during the current fiscal year. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential budget resources available for the payment of judgments.

     Real Property Claims. In Oneida Indian Nation of New York, et al. v. State of New York, the alleged successors-in-interest to the historic Oneida Indian Nation seek a declaration that they hold a current possessory interest in approximately 250,000 acres of land that the tribe sold to the State in a series of transactions between 1795 and 1846, and ejectment of the State and surrounding counties from all publicly-held lands in the claim area. This case was dormant while the plaintiffs pursuant an earlier action which ended in an unsuccessful effort at a settlement. In 1998, the U.S. intervened in the case, and in December 1998 both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area. On September 25, 2000, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment. On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages. The court also denied the State's motion to dismiss for failure to join indispensable parties.

     Further efforts at settlement of this action failed to reach a successful outcome. While such discussions were underway, two significant decisions were rendered by the Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill v. Oneida Indian Nation of New York and Cayuga Indian Nation of New York v. Pataki. Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims. These decisions prompted the District Court to reassess its 2002 decision, which in part had struck such defenses, and to permit the filing of a motion for summary judgment predicated on the Sherrill and Cayuga holdings. On August 11, 2006, the defendants moved for summary judgment dismissing the action, based on the defenses of laches, acquiescence, and impossibility. By order dated May 21, 2007, the District Court dismissed plaintiffs' claims to the extent that they asserted a possessory interest, but permitted plaintiffs to pursue a claim seeking the difference between the amount paid and the fair market value of the lands at the time of the transaction . The District Court certified the May 21, 2007 order for interlocutory appeal and, on July 13, 2007, the Second Circuit granted motions by both sides seeking leave to pursue interlocutory appeals of that order.

     Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al. and Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., both in the United States District Court for the Northern District of New York, and The Onondaga Nation v. State of New York, et al.

     In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest. On July 28, 2003, the court granted, in most respects, the plaintiffs' motion to strike defenses and dismiss counterclaims. On October 20, 2003, the court denied the State's motion for a reconsideration of the July 28th decision regarding the State's counterclaims for contribution. On November 29, 2004, the plaintiff tribes, with one exception, approved a settlement with the State. On February 10, 2006, the district court stayed all proceedings and legislation until 45 days after the U.S. Supreme Court issued a final decision in the Cayuga Indian Nation of New York case. On November 6, 2006, after certiorari was denied in Cayuga, the defendants moved for judgment on the pleadings.

     In the Cayuga Indian Nation of New York case, plaintiffs see monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals. On October 1, 2004, the State filed an action in Federal district court seeking contribution from the Federal government towards the $248 million in judgment and post-judgment interest. On June 28, 2005, the Second Circuit held that plaintiffs' possessory land claim was barred, reversed the judgment of the District Court and entered judgment for the State. On September 8, 2005 the Second Circuit denied plaintiff's motion for reconsideration and en banc review. On February 3, 2006, the United States and the tribal plaintiffs filed petitions for a writ of certiorari. On May 15, 2006, the Supreme Court denied plaintiffs' petitions for certiorari. This case is now concluded.

     Settlements were signed by the Governor with the Seneca-Cayuga Tribe of Oklahoma on November 12, 2004, and with the Cayuga Tribe of New York on November 17, 2004, which in part require enactment of certain State and Federal legislation by September 1, 2005, unless the parties agree to an extension of time. No legislation was enacted by September 1, 2005 and no extension of time was agreed upon.

     In The Onondaga Nation v. State of New York, et al., plaintiff seeks a judgment declaring that certain lands within the State are the property of the Onodaga Nation and the Haudenosaunee, and that conveyances of that land pursuant to treaties during the period from 1788-1822 are null and void. The District Court has granted defendants permission to move to dismiss the complaints or for summary judgment on the issue of laches. On August 15, 2006, the defendants moved for an order dismissing this action, based on the issue of laches.

     Medicaid. Numerous cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (six cases), and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

     In New York Association of Homes and Services for the Aging v. DeBuono, et al., the U.S. District Court dismissed plaintiff's complaint on May 19, 2004. On April 6, 2006, the Second Circuit Court of Appeals affirmed the order of the District Court. Several related cases involving the same parties and issues have been held in abeyance pending the result of the litigation in Federal court.

     In Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello, the trial court dismissed the plaintiffs' petition on December 22, 2004. On September 30, 2005, the trial court's decision was upheld, and on December 22, 2005, petitioners' motion for leave to appeal to the Court of Appeals was granted. On October 24, 2006, the Court of Appeals affirmed the order of the Appellate Division dismissing the petition.

     Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the MSA that New York and many other states entered into with major tobacco manufacturers. The action alleged violations of the Commerce Clause, anti-trust violations and equal protection violations relating to the selective enforcement of State law on Native American reservations. The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed, and on January 6, 2004 the appellate court affirmed the dismissal of the Commerce Clause claim, reversed the dismissal of the anti-trust claim, and remanded the selective enforcement claim to the trial court for further proceedings. Plaintiffs filed an amended complaint challenging the validity of the MSA itself and seeking preliminary injunctive relief. On September 14, 2004, the district court denied the plaintiffs' motion, except the portion that prevented the tobacco manufacturers from obtaining certain funds from escrow. Plaintiffs have appealed the court's order. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction. In December 2006, the motions and cross-motions of the parties for summary judgment were fully submitted to the district court.

     West Valley Litigation. In State of New York et al v. The United States of America et al., the State and the New York State Energy Research and Development Authority have filed suit seeking declarations that (i) defendants are liable under CERCLA for the State's response costs and for damages to the State's natural resources resulting from pollution releases from the West Valley site and a judgment reimbursing the State for these costs and damages, (ii) defendants' are responsible to decontaminate and decommission the site and for future site monitoring and maintenance, and (3) defendants are responsible for paying the fees for disposal of solidified high level radioactive waste at the site. The parties have agreed to stay the litigation and submit the issues to non-binding arbitration and early neutral evaluation. The parties are currently engaged in mediation.

APPENDIX D

(DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT) RISK FACTORS—INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS

     The following information is a summary of special factors affecting investments in California Municipal bonds. It does not purport to be a complete description and is based on information drawn from official statements relating to securities offerings of the State of California (the "State") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

General Information

     Economy. California's economy, the nation's largest and one of the largest in the world, has major sectors in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Much like the national picture, economic growth in the State slowed considerably in 2007, with much lower job growth than in the prior several years, and with the unemployment rate in the State rising to over 6 percent at the end of 2007. This has been caused in large part by a dramatic downturn in the housing industry, with a drop in new home starts and sales and decline in average home sales prices. At the start of 2008, it appears the housing market has still not reached the bottom, and economic growth in the State is expected to be slow in 2008, with some increase in 2009.

     Because of the weakening economy, revenues in the main tax categories were projected by the State in January 2008 to be $4.2 billion lower, for Fiscal Year 2007-08, than had been forecast in mid-2007 (this has been partially offset by certain one-time actions to issue bonds and utilize reserves). Further deterioration of the State economy could result in significant decreases in State revenues. Projected expenditures for Fiscal Year 2007-08 have increased by $1.1 billion since the enactment of the 2007 Budget Act. The Governor's proposed 2008-09 budget showed that a deficit would re-emerge next year with spending exceeding revenues by $6.1 billion. Since the adoption of the 2007 Budget Act, changes have occurred resulting in a projected shortfall of $14.5 billion by the end of Fiscal Year 2008-09, in the absence of any changes in State law or policy reducing spending. In response, the Governor declared a "fiscal emergency," initiating the issuance of $3.179 billion of deficit-financing bonds and proposing cutbacks of about 10% in expenditures for most State-funded programs, including aid to schools.

     As of January 1, 2008, the State had outstanding more than $50.7 billion principal amount of general obligation bonds, lease purchase obligations and other obligations payable solely from the General Fund. Over the last two years, the Legislature and State's voters, have approved the issuance of more than $50 billion of additional obligations. After all three rating agencies raised the State's general obligation credit ratings in the last 3 years, Fitch placed the State's rating on negative watch in January 2008.

     Population and Labor Force. The State's July 1, 2007 population of about 37.8 million represented over 12% of the total United States population. California's population is concentrated in metropolitan areas. As of the 2000 census, 97% resided in the 25 major metropolitan statistical areas in the State. As of July 1, 2006, the 5-county Los Angeles area accounted for 49% of the State's population, with over 18 million residents, and the 11-county San Francisco Bay Area represented 21%, with a population of nearly 8 million. The State's unemployment rate was at 6% at the end of 2007.

     Recent Developments. On January 10, 2008, the Governor declared a fiscal emergency and called a special session of the Legislature. On February 15, 2008, the Legislature approved an estimated $1.45 billion in budget solutions for Fiscal Year 2007-08. On February 14, 2008, the State issued $3.179 billion of Economic Recovery Bonds ("ERBs"), which provided $3.313 billion of additional revenues to the General Fund. On February 19, 2008, the Governor signed an order directing State agencies and departments to reduce their Fiscal Year 2007-08 General Fund expenditures by 1.5% on an annualized basis, which is expected to save the State an estimated $100 million.

     Current reports indicate that General Fund agency cash for January was $277 million below the 2008-09 Governor's Budget forecast of $11.6 billion. January sales tax revenues were down $193 million and down $260 million on a year-to-date basis. Corporate tax revenues are $58 million above the year-to-date estimate of $4.9 billion. Reports indicate that residential housing permit issuance and existing single-family home sales increased slightly in December 2007, but not enough to slow the State's housing slide. Home Foreclosures in 2007 set a yearly record.

State Indebtedness and Financing

     The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase debt and short-term obligations, including revenue anticipation notes ("RANs") and revenue anticipation warrants ("RAWs"), when due.

     General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on such bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of monies in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

     As of January 1, 2008, the State had outstanding over $52.2 billion in long-term general obligation bonds, of which over $43.1 billion was payable primarily from the General Fund and over $9 billion was payable from other revenue sources. As of January 1, 2008, there were unused voter authorizations for the future issuance of approximately $65.2 billion of long-term general obligation bonds, including $42.7 billion of new general obligation bond authorizations approved by the voters in November 2006. Of this unissued amount, almost $4.2 billion is for bonds payable from other revenue sources. A $9.95 billion bond measure for high-speed rail projects has been placed on the November 2008 general election ballot.

     The State is permitted to issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. As of February 15, 2008, the State had outstanding over $7.1 billion in variable rate general obligation bonds (which includes the ERBs described below), representing about 13.1% of the State's total outstanding general obligation bonds as of that date. Of its variable rate portfolio, the State only has $500 million of auction rate securities outstanding, which are uninsured, and the State plans to redeem $400 million of these bonds in the near future. The one remaining series of $100 million does not reset its interest rate until January, 2009. The State has $474.565 million of insured variable rate ERBs.

     Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issuances, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. The State issues long-term general obligation bonds from time to time to retire its general obligation commercial paper notes. Commercial paper notes are deemed outstanding upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the current bank credit agreement, the general obligation commercial paper program may have up to $2.5 billion in aggregate principal amount at any time. As of January 1, 2008, $545 million aggregate principal amount of general obligation commercial paper notes were outstanding.

     Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State's lease obligation, which are then marketed to investors. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had over $7.6 billion General Fund-supported lease-purchase obligations outstanding as of January 1, 2008. The State Public Works Board, which is authorized to sell lease revenue bonds, had over $10.7 billion authorized and unissued as of January 1, 2008, which includes $7.4 billion of new authorizations approved in 2007 for corrections facilities. In addition, as of that date, certain joint powers authorities were authorized to issue approximately $81,000,000 of revenue bonds to be secured by State leases.

     Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. State agencies and authorities had approximately $50.7 billion aggregate principal amount of revenue bonds and notes, which are non-recourse to the General Fund outstanding as of December 31, 2007.

     Pension Obligation Bonds. Pursuant to the California Pension Restructuring Bond Act of 2004 (the "Restructuring Bond Act"), the State proposes to issue pension obligation bonds to make future contributions to the California Public Employees' Retirement System ("CalPERS"). The payment of the debt service on the bonds would be payable from the General Fund.

     Pursuant to the Restructuring Bond Act, the Pension Obligation Bond Committee (the "POBC") authorized the issuance of bonds to pay a portion of the State's pension obligation for Fiscal Year 2004-05 or a subsequent fiscal year. The POBC initiated a validation action seeking court determination that the bonds will not be in violation of the Constitutional debt limit. The validation action was challenged in court, which prevented the issuance of the pension obligation bonds in time to pay the pension contribution during Fiscal Years 2004-05 or 2005-06. The judge ruled on November 15, 2005 that the bonds were not valid. The POBC appealed and the matter was scheduled for oral argument on June 25, 2007. On July 3, 2007, the court ruled that the Legislature's authorization to issue bonds to pay a portion of the State's pension obligation was invalid. The State is not planning to appeal the decision. The 2007 Budget Act did not include the planned issuance of any pension obligation bonds.

     Future Issuance Plans. Between November 2006 and August 2007, voters and the Legislature authorized more than $50 billion of new general obligation bonds and lease revenue bonds, which are paid solely from the General Fund, thereby increasing the amount of such General Fund-supported debt authorized and unissued to about $71.7 billion as of January 1, 2008. The State expects the volume of issuance of both categories of bonds to increase substantially, starting in Fiscal Year 2007-08, in order to address the program needs for these new authorizations, along with those, which existed before 2006. The Department of Finance has estimated that annual new money issuance for these obligations in Fiscal Years 2008-09 to 2011-12 will total approximately $12 billion, $15.5 billion, $12.5 billion, and $8.5 billion, respectively. The State estimates issuance of new general obligation and lease-revenue bonds in Fiscal Year 2007-08 will be approximately $8.3 billion, of which approximately $2.9 billion has been issued through January 1, 2008.

     Based on the current projections of bond issuance, without taking any future authorizations into account, the aggregate amount of outstanding general obligation and lease revenue bonds would peak at about $98 billion by the middle of the next decade, compared to the current total outstanding amount of about $51 billion. The annual debt service costs on this amount of debt would peak at around $8.5 billion, compared to about $4.7 billion budgeted in Fiscal Year 2007-08.

     Economic Recovery Bonds. The California Economic Recovery Bond Act ("Proposition 57") was approved by voters at the Statewide primary election in March 2004. Proposition 57 authorizes the issuance of up to $15 billion of ERBs to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a 1/4¢ increase in the State's sales and use tax that started July 1, 2004, but also is secured by the State's full faith and credit because the ERBs were approved by voters as general obligation bonds.

     The State issued $10.896 billion of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.254 billion during Fiscal Year 2003-04 (of which, approximately $9.2 billion was applied to Fiscal Year 2002-03 expenditures, and approximately $2 billion has been applied to offset Fiscal Year 2004-05 General Fund expenditures). In order to relieve current cash flow and budgetary shortfalls, the State issued $3.179 billion of ERBs on February 14, 2008, generating net proceeds of $3.313 billion, which were transferred to the General Fund.

     All proceeds from the 1/4¢ sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the ERBs are required to be applied to the early retirement of the ERBs. In addition, the following sources of funds are required to be used for early retirement of the ERBs: (i) fifty percent of each annual deposit, up to $5 billion in the aggregate, of future deposits in the BSA, and (ii) all proceeds from the sale of surplus State property. During Fiscal Years 2005-06 and 2006-07, $1.72 billion of ERBs were retired early, and on July 1, 2007, including use of $472 million, which was transferred from the BSA in 2006-07. The 2007 Budget Act included $1.02 billion, which was transferred pursuant to Proposition 58 (discussed below) to retire ERBs. In addition, there was approximately $394 million of excess sales tax revenues from the period January 1-June 30, 2007, which will be used for early retirement of ERBs, together with excess sales tax revenues which may be generated for the period July 1-December 31, 2007, and any proceeds of excess property sales.

     Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued RANs in 19 of the last 20 fiscal years to partially fund timing differences between revenues and disbursements, as the majority of General Fund revenues are received in the last part of the fiscal year. RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued RAWs, which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any unapplied revenues in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay certain priority payments in the general areas of education, general obligation debt service, State employee wages and benefits and other specified General Fund reimbursements.

     On June 18, 2003, the State issued $10.97 billion of RAWs, which matured and were paid in full on June 16, 2004. The State also issued $3 billion of RANs on October 28, 2003, which matured and were paid in full on June 23, 2004. The State issued $6 billon of RANs on October 6, 2004, which matured on June 30, 2005. The State issued $3 billion of RANs on November 10, 2005, which matured on June 30, 2006, $1.5 billion of RANs on October 3, 2006, which matured on June 29, 2007, and $7 billion of RANs on November 1, 2007, which is scheduled to mature on June 30, 2008. The November 2007 issuance was authorized in order to maintain adequate reserves to manage the State's cash flow requirements during Fiscal Year 2007-08.

     Ratings. After reaching their lowest point in 2003, the ratings of the State's general obligation bonds have been raised by all three rating agencies starting in 2004 and most recently in 2006. S&P has raised the State's general obligation credit rating from "BBB" to "A+." Moody's has raised the rating from "Baa1" to "A1." Fitch has raised the rating from "BBB" to "A+," but Fitch placed the State's rating on negative watch in January 2008.

State Funds and Expenditures

     The Budget and Appropriations Process. The State's fiscal year begins on July 1 and ends on June 30. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year. Under State law, the annual proposed budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the proposed budget, the Legislature takes up the proposal. The Balanced Budget Amendment ("Proposition 58"), which was approved by voters in March 2004, requires the State to adopt and maintain a balanced budget and establish an additional reserve, and restricts future long-term deficit-related borrowing.

     The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature. Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except for K-12 and community college ("K-14") education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations require a simple majority vote. Continuing appropriations, available without regard to fiscal year, also may be provided by statute or the State Constitution.

     The General Fund. The monies of the State are segregated into the General Fund and over 900 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The Special Fund for Economic Uncertainties. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State to the General Fund as necessary to meet cash needs of the General Fund. The State is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. At the end of each fiscal year, the State is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund. In certain circumstances, monies in the SFEU may be used in connection with disaster relief. For budgeting and general accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the State is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

     The Budget Stabilization Account. Proposition 58, approved in March 2004, creates a second budgetary reserve called the Budget Stabilization Account ("BSA"). Beginning with Fiscal Year 2006-07, a specified portion of estimated annual General Fund revenues (reaching a ceiling of 3% by Fiscal Year 2008-09) will be transferred into the BSA no later than September 30 of each fiscal year. These transfers will continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement will go back into effect whenever the balance falls below the $8 billion or the 5% target. Proposition 58 also provides that one-half of the annual transfers shall be used to retire ERBs, until a total of $5 billion has been used for that purpose. A total of $1.495 billion of the $5 billion amount has now been allocated for retirement of ERBs.

     The 2008-09 Governor's Budget proposes to suspend the Fiscal Year 2008-09 transfer of $3.018 billion from the General Fund to the BSA, in light of the current condition of the General Fund. The 2007 Budget Act gave the State authority to transfer moneys from the BSA back into the General Fund, and, on January 10, 2008, the entire balance of $1.494 billion was transferred from the BSA to the General Fund.

     Inter-Fund Borrowings. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. If General Fund revenue is or will be exhausted, the State may direct the transfer of all or any part of the monies not needed in special funds to the General Fund. All money so transferred must be returned to the special fund from which it was transferred. As of August 31, 2007, there were $1.5 billion of loans from the SFEU and other internal sources to the General Fund.

     Pension Trusts. The three principal retirement systems in which the State participates are CalPERS, the California State Teachers' Retirement System ("CalSTRS") and the University of California Retirement System ("UCRS"). The State's contribution to CalPERS and UCRS are actuarially determined each year, while the State's contribution to CalSTRS is established by statute.

     CalPERS administers the Public Employment Retirement Fund ("PERF"), which is a multiple-employer defined benefit plan. As of June 30, 2007, PERF had 1,086,900 active and inactive program members and 445,208 benefit recipients. The payroll for State employees covered by PERF for Fiscal Year 2005-06 was approximately $13.3 billion. Due to investment losses and increased retirement benefits, the State contribution to CalPERS, through the PERF, has increased from $1.19 billion in Fiscal Year 2002-03 to an estimated $2.747 billion in Fiscal Year 2007-08, with a projected estimated $2.746 billion for Fiscal Year 2008-09.

     CalSTRS administers the Teacher's Retirement Fund, which is an employee benefit trust fund created to administer the State Teachers' Retirement Plan ("STRP"). STRP is a cost-sharing, multi-employer, defined benefit pension plan that provides for retirement, disability and survivor benefits to teachers and certain other employees of the California public school system. As of June 30, 2006, the Defined Benefit Program ("DB Program") had approximately 1,400 contributing employers, approximately 586,966 active and inactive program members and 207,846 benefit recipients. State contribution to CalSTRS, through STRP, has increased from $975.5 million in Fiscal Year 2002-03 to an estimated $1.12 billion in Fiscal Year 2007-08. The 2008-09 Governor's Budget is proposing to reduce the State's contributions to the Supplemental Benefits Maintenance Account ("SBMA") from 2.5% to 2.2% of salary and to vest a right to supplemental payments at 80% of purchasing power. The latter proposal would provide the corresponding benefit to teachers necessary to reduce the State's General Fund contribution. The savings from the reduced contribution equates to $80 million in 2008-09.

     Welfare System. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 fundamentally reformed the nation's welfare system. This Act included provisions to: (1) convert Aid to Families with Dependent Children ("AFDC") from an entitlement program to a block grant titled Temporary Assistance for Needy Families ("TANF"), with lifetime time limits on TANF recipients, work requirements and other changes; (2) deny certain Federal welfare and public benefits to legal non-citizens (amended by subsequent Federal law), allow states to elect to deny additional benefits (including TANF) to legal non-citizens, and generally deny almost all benefits to illegal immigrants; and (3) make changes in the Food Stamp program, including to reduce maximum benefits and impose work requirements.

     Federal authorization for the TANF program was recently approved and extended until September 30, 2010. The legislation modified countable work activities under TANF and applied new Federal work participation rates to the State's program. In addition, the legislation effectively eliminated the State's caseload reduction credit and the bulk of the State's caseload will be subject to the 50% work participation rate beginning in Federal fiscal year 2007. The California Work Opportunity and

Responsibility to Kids ("CalWORKs") replaced the former AFDC and other similar programs effective January 1, 1998. Consistent with Federal law, CalWORKs contains time limits on receipt of welfare aid. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. The revised CalWORKs caseload projections are 452,000 and 377,000 cases in Fiscal Years 2007-08 and 2008-09, respectively. Since CalWORKs' inception in January 1998, caseload has declined by over 36%.

     California was expected to fail to meet the work participation rate in 2007 (at least 50% work participation among all families), and as a result, California's required Maintenance of Effort ("MOE") will be 80% of the FFY 1994 historic expenditures rather than the 75% MOE level California has been required to meet. The 2008-09 Governor's Budget increases MOE spending by $179.5 million in Fiscal Year 2008-09, to $2.9 billion, to reflect this penalty. Considerable improvement in work participation rates must be achieved to avoid additional Federal penalties, which could cost the State and counties more than $1.5 billion over a five-year period, beginning in Fiscal Year 2009-10. The 2008-09 Governor's Budget proposes major programmatic changes that place greater emphasis on work participation and reduce reliance upon public assistance to significantly improve the ability of the State and counties to meet federal work requirements in the TANF program.

     The Governor's proposed reform measures are estimated to provide net savings of $73.7 million General Fund in Fiscal Year 2007-08 and $476 million in Fiscal Year 2008-09. Along with these reforms, the 2008-09 Governor's Budget proposes to maintain the $230 million included in the Budget Acts of 2006 and 2007 to support CalWORKs program improvements, including $90 million for counties to implement program improvements and $140 million to support county administration. The 2008-09 Governor's Budget eliminates $40 million in Pay for Performance incentive funds in Fiscal Year 2007-08, but makes available $40 million in Fiscal Year 2008-09 for those counties that achieve improved program outcomes during 2007-08. Total CalWORKs program expenditures of $7 billion are proposed for Fiscal Year 2008-09, including TANF and MOE countable expenditures, of which $3.038 billion is budgeted to be paid from the General Fund. The amount budgeted includes $4.7 billion for CalWORKs program expenditures, $108 million in county expenditures, $2.2 billion in other programs, and $133 million for a CalWORKs program reserve. The 2008-09 Governor's Budget includes $131 million to provide a statutory COLA for assistance payments. In the fiscal emergency special session, the Legislature approved a delay in providing the July 2008 CalWORKs COLA until October 2008, resulting in savings of $40.5 million in Fiscal Year 2008-09.

     Local Governments. The primary units of local government in the State are the 58 counties, ranging in population from 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There also are 478 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

     In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax monies, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services.

The 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 ("Amendment No. 4") dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee ("VLF") rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which have previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change was replaced by an increase in the amount of property tax that they receive.

     As part of the State-local agreement, Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the November 2004 election (Proposition 1A). Amendment No. 4 amended the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and VLF revenues as of November 3, 2004. Beginning with Fiscal Year 2008-09, the State will be able to borrow up to 8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approve the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of ten fiscal years, and only if previous borrowings have been repaid. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in Fiscal Year 2005-06, if the State does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended.

     Trial Courts. Prior to legislation enacted in 1997, local governments provided the majority of funding for the State's trial court system. The legislation consolidated trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on the counties. The State's trial court system will receive approximately $2.7 billion and $2.9 billion in State resources in Fiscal Years 2007-08 and 2008-09, and $499 million in resources from the counties in each fiscal year.

     State Appropriations Limit. The State is subject to an annual appropriations limit imposed by the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds or appropriations from funds that do not derive their proceeds from taxes. There are other various types of appropriations excluded from the Appropriations Limit, including appropriations required to comply with mandates of courts or the Federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative. The Appropriations Limit may be exceeded in cases of emergency.

     The Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 school districts and refunds to taxpayers.

     As of the release of the 2008-09 Governor's Budget, the Department of Finance projects the Appropriations subject to limitation to be $16.606 billion and $10.667 billion under the Appropriations Limit in Fiscal Years 2007-08 and 2008-09, respectively.

     Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Any amount not funded by local property taxes is funded by the General Fund. Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990), guarantees K-14 schools a certain variable percentage of General Fund revenues as test 1, based on certain factors including cost of living adjustments, enrollment and per capita income and revenue growth. Legislation adopted prior to the end of Fiscal Year 1988-89, implementing Proposition 98, determined the K-14 schools' funding guarantee to be 40.7% of the General Fund tax revenues, based on Fiscal Year 1986-87 appropriations. However, that percentage has been adjusted to approximately 41% to account for a subsequent redirection of local property taxes that directly affected the share of General Fund revenues to schools. Proposition 98 permits the Legislature by two-thirds vote of both Houses, with the Governor's concurrence, to suspend the minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain excess State tax revenues to K-14 schools, but no such transfers are expected for Fiscal Year 2007-08 and 2008-09.

     In the fiscal emergency special session, the Legislature reduced Fiscal Year 2007-08 Proposition 98 appropriations by $506.8 million; however, $295.4 million was offset by re-appropriating prior year Proposition 98 savings. The remaining $211.4 million reduction eliminated appropriations from programs that encountered implementation delays. As part of the proposed budget-balancing reductions, Proposition 98 expenditures from the General Fund will be reduced by 9.2% to $39.6 billion. The Administration proposes to suspend the Proposition 98 Guarantee by $4 billion in Fiscal Year 2008-09, resulting in a Proposition 98 Guarantee of $55.6 billion in Fiscal Year 2008-09, of which the General Fund share is $39.6 billion.

     In 2004, legislation suspended the Proposition 98 guarantee, which, at the time the 2004 Budget Act was enacted, was estimated to be $2.004 billion. That estimate, however, has been increased by an additional $1.6 billion due to subsequent revenue growth in the General Fund. This suspended amount is added to the existing maintenance factor. This funding, along with approximately $1.2 billion in Fiscal Year 2005-06 were the subject of a lawsuit, which has recently been settled. The terms agreed upon consist of retiring this approximately $2.8 billion obligation beginning in Fiscal Year 2007-08 with a $300 million payment, followed by annual payments of $450 million beginning in Fiscal Year 2008-09 until it is paid in full. In addition, legislation was approved to refinance the State's Series 2003A Bonds (discussed below), which became effective on January 1, 2007. The first $900 million in additional funds expected to be raised from the refinancing will offset initial settlement costs.

     Appropriations for Fiscal Years 1995-96, 1996-97, 2002-03 and 2003-04 are estimated cumulatively to be $1.4 billion below the amounts required by Proposition 98 because of increases in State tax revenues above previous estimates. Legislation enacted in August 2004 annually appropriates $150 million per year, beginning in Fiscal Year 2006-07, to repay prior year Proposition 98 obligations. The current estimate of the remaining obligation is $1.292 billion. The 2005 Budget Act funded $16.8 million toward these settle-up obligations, which reduced the first Fiscal Year 2006-07 settle-up appropriation, from $150 million to $133.2 million. The 2006 Budget Act included this appropriation along with a $150 million prepayment of the Fiscal Year 2007-08 allocation. The 2008-09 Governor's Budget includes $150 million for the Fiscal Year 2008-09 allocation. As a result, the outstanding settle-up balance as of the 2008-09 Governor's Budget is $950.6 million.

     Constraints on the Budget Process. Over the years, a number of laws and Constitutional amendments have been enacted that restrict the use of General Fund or special fund revenues, or otherwise limit the Legislature's and Governor's discretion in enacting budgets. A proposed initiative measure has qualified for the February 5, 2008 statewide election, which would, among other things, modify Proposition 98 to create a separate funding guarantee for community colleges, different from the funding guarantee for K-12 schools. More recently, a new series of Constitutional amendments have affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits, Proposition 1A, approved in 2004, which limits the Legislature's power over local revenue sources, and Proposition 1A, approved at the November 7, 2006 election, which limits the Legislature's ability to use sales taxes on motor vehicle fuels for any purpose other than transportation. This, and other recent Constitutional amendments affecting the budget process, are described below.

     Proposed Budget Stabilization Act. The 2008-09 Governor's Budget proposes a Budget Stabilization Act (the "Act"), a Constitutional amendment to reform the State budget process. The Act will require excess revenues to be deposited in the Revenue Stabilization Fund. In years of below-average rates of revenue growth, monies will be transferred from a new Revenue Stabilization Fund back into the General Fund in an amount not to exceed the shortfall. The Act allows transfers from the Revenue Stabilization Fund back into the General Fund only in years when revenue grows at a rate less than the long-term average. Transfers would not be allowed simply to avoid deficits, not even in emergencies.

     The Act will provide for automatic expenditure reductions triggered whenever the Governor projects that the State will be in deficit. When estimates show a likely General Fund deficit of 1% or less, the Governor will reduce appropriations, on an annualized basis by 2%; when estimates show a deficit of greater than 1%, appropriations will be reduced by 5%. The Act will require the Legislature and the Governor to enact statutory changes in all State entitlement programs that allow for reductions in service levels or rates of payment sufficient to achieve the targeted reductions of 2% and 5%.

     Proposition 58 (Balanced Budget Amendment). Proposition 58, approved in 2004, requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result, the State may have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for Fiscal Year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

     Proposition 58 requires that a special reserve (the BSA) be established in the General Fund. The BSA will be funded by annual transfers of specified amounts from the General Fund, unless suspended or reduced by the Governor or until a specified maximum amount has been deposited. Proposition 58 also prohibits certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of RANs or RAWs currently used by the State, or inter-fund borrowings.

     Local Government Finance (Proposition 1A of 2004). Approved in 2004, Proposition 1A amended the State Constitution to reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with Fiscal Year 2008-09, the State will be able to borrow up to 8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship and two-thirds of both houses of the Legislature approves the borrowing. The amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of local governments to impose or change the distribution of the statewide local sales tax.

     Proposition 1A further requires the State to reimburse cities, counties, and special districts for mandated costs incurred prior to Fiscal Year 2004-05 over a term of years. The 2008-09 Governor's Budget includes $75 million for the third payment of these claims. The remaining estimated cost of claims for mandated costs incurred prior to Fiscal Year 2004-05 is $924 million.

     Proposition 49 (After School Education Funding). An initiative statute, called the "After School Education and Safety Program of 2002," was approved by the voters in 2002, and requires the State to expand funding for before and after school programs in public elementary and middle schools. This increase was first triggered in Fiscal Year 2006-07, which increased funding for these programs to $550 million. These funds are part of the Proposition 98 minimum-funding guarantee for K-14 education. The 2008-09 Governor's Budget reflects a reduction of $59.6 million for Proposition 49 programs, consistent with other reductions proposed for Proposition 98 programs.

     Transportation Financing (Proposition IA of 2006). On November 7, 2006, voters approved Proposition IA to protect Proposition 42 transportation funds from any further suspensions. The new measure modified the constitutional provisions of Proposition 42 in a manner similar to Proposition 1A of 2004, so that if such suspension occurs, the amount owed by the General Fund must be repaid to the Transportation Investment Fund within three years, and only two such suspensions can be made within any ten-year period. The 2006 Budget Act fully funded the Proposition 42 transfer at $1.415 billion for Fiscal Year 2006-07, and also included $1.415 billion for advance repayment of a portion of prior year suspensions. The 2007 Budget Act fully funded the Proposition 42 transfer at $1.439 billion and required repayment for remaining Proposition 42 debts at $83 million for Fiscal Year 2007-08. The 2008-09 Governor's Budget proposed to fully fund the Proposition 42 transfer for 2008-09 at $1.485 billion with another $83 million to repay a portion of past suspensions.

     Tobacco Settlement Revenue Bonds. In 1998, the State signed the Master Settlement Agreement (the "MSA") with the four major cigarette manufacturers for payment of approximately $25 billion (subject to adjustment) over 25 years. Under the MSA, half of the money will be paid to the State and half to local governments. Payments continue in perpetuity, but the specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA allow reduction of payments for decreases in cigarette shipment volumes by the settling manufacturers, payments owed to certain previously settled states and certain types of offsets for disputed payments, among other things.

However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

     State statutory law allows the issuance of revenue bonds secured by MSA revenues beginning in Fiscal Year 2003-04. An initial sale of 56.57% of the State's tobacco settlement revenues producing $2.5 billion in proceeds was completed in January 2003 ("Series 2003A Bonds"). A second sale of the remaining 43.43% of the State's tobacco settlement revenues, which produced $2.264 billion in proceeds, was completed in September 2003 ("Series 2003B Bonds"). In August 2005, the Series 2003B Bonds were refinanced, retaining all of the covenants of the original issue, including the covenant regarding the request for a General Fund appropriation in the event tobacco revenues fall short. In return for providing this covenant, the State was paid a credit enhancement fee of $525 million as part of the refinancing. In March 2007, the State completed a refunding of the 2003A Bonds. This refunding generated additional proceeds of approximately $1.258 billion, which will then be used to offset the General Fund cost for the initial years of the litigation settlement related to the suspension of the Proposition 98 guarantee.

     In 2005, MSA participants asserted that they had lost market shares in 2003 to manufacturers who did not participate in the MSA, which assertion was confirmed. As such, the MSA participating manufacturers ("PMs") are permitted to withhold up to three times the amount of lost market shares until such time as it is proven that the participating states are properly enforcing their statutory authority over the non-participants. As a result of withholding by some but not all of the PMs, the amount of tobacco revenues received by the State was reduced by $50.9 million in Fiscal Year 2005-06; however, such revenues still exceeded the required debt service payments

     In April 2006, a similar filing was made by the PMs for calendar year 2004 payments. As a result, some of the PMs withheld funds from their scheduled payments, and tobacco settlement revenues due in April 2007 were reduced by $44 million. A similar filing made by the PMs for calendar year 2005 payments is pending with a determination expected in early 2008. It is anticipated that there will be no impact to the General Fund for Fiscal Year 2007-08 as a result of this issue.

Sources of Tax Revenue

     The 2008-09 Governor's Budget includes the following revenue proposals: (i) reinstate the use tax on vessels, vehicles, and aircraft brought into the State within one year of purchase, with an estimated revenue gain of $21 million in Fiscal Year 2008-09; (ii) legislation to bring personal income tax and corporate tax revenue accruals into conformity with Generally Accepted Accounting Principals, which would result in a one-time increase of revenues in Fiscal Year 2008-09 of $2 billion; and (iii) increasing efforts to improve compliance, address growth in audit workload, reduce the "tax gap," and improve cash management are estimated to result in revenue gains of $116 million in additional personal income tax and corporation tax revenues, $7 million in interest income, $62 million in sales and use tax, and $4 million in tobacco taxes in Fiscal Year 2008-09.

     Personal Income Tax. The California personal income tax, which accounts for a significant portion of General Fund tax revenues, is closely modeled after Federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1% to 9.3% . Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT"). The personal income tax structure is highly progressive. For instance, it is estimated that the top 1% of taxpayers paid 47.5% of the total personal income tax in the 2005 tax year.

     A proposal to add a 1% surcharge on taxable income over $1 million in addition to the 9.3% rate, became effective January 1, 2005. The proceeds of the tax surcharge are required to be used to expand county mental health programs.

     Taxes on capital gains and stock options, which are largely linked to stock market performance, add a significant dimension of volatility to personal income tax receipts. Capital gains and stock option tax receipts have accounted for as much as 24.8% and as little as 7.8% of General Fund revenues over the last ten years. It was estimated that capital gains and stock option tax receipts would account for 14.9% of General Fund revenue and transfers in Fiscal Year 2006-07 and expected 14.4% of General Fund revenue in Fiscal Year 2007-08.

On November 5, 2007, the United States Supreme Court heard the appeal of a case titled Department of Revenue of the State of Kentucky v. Davis (the "Davis case"). A state court in Kentucky had ruled that the Kentucky state income tax law, which, like California income tax law, exempts only interest on bonds from in-state government entities, violates the Commerce Clause of the U.S. Constitution, by discriminating against other states' municipal bonds. If the Supreme Court upholds the lower court decision, and if the state is required to exempt the interest on all other states' municipal bonds from state income tax, the state may face a refund liability for the tax collected in prior years from taxpayers who reported interest income from out-of-state bonds. The Franchise Tax Board has made preliminary estimates that such a change in tax rules would result in a prior year adjustment to Fiscal Year 2006-07 of $70 million in refunds. Losses would rise to $410 million in Fiscal Year 2007-08 and then fall to a level of about $290 million in Fiscal Year 2008-09. For Fiscal Year 2009-10 and beyond losses would be in the neighborhood of $250 million per year.

     Sales Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

     As of January 1, 2008, the breakdown of the base State and local sales tax rate of 7.25% is as follows: 5% is imposed as a General Fund tax; 0.5% is dedicated to local governments for health and welfare program realignment; 0.5% is dedicated to local governments for public safety services; 1.0% local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25% dedicated to county transportation purposes and 0.75% for the city and county general-purpose use; and 0.25% deposited into the Fiscal Recovery Fund which will be available for annual appropriation by the Legislature to repay the ERBs.

     Existing law provides that 0.25% of the basic 5% State tax rate may be suspended in any calendar year upon State certification by November 1 in any year in which the both following occur: (1) the General Fund reserve (excluding the revenues derived from the 0.25% sales and use tax rate) is expected to exceed 3% of revenues in that fiscal year (excluding the revenues derived from the 0.25% sales and use tax rate) and (2) actual revenues for the period May 1 through September 30 equal or exceed the May Revision forecast. The 0.25% rate will be reinstated the following year if the State subsequently determines conditions (1) or (2) above are not met for that fiscal year. The Department of Finance estimates that the reserve level will be insufficient to trigger a reduction for calendar year 2008.

     Corporation Tax. Corporation tax revenues are derived from the following taxes and/or sources: (1) the franchise tax and the corporate income tax, which are levied at an 8.84% rate on profits; (2) banks and other financial corporations that are subject to the franchise tax plus an additional tax at the rate of 2% on their net income; (3) the AMT, which is imposed at a rate of 6.65%, is similar to the Federal AMT and is based on a higher level of net income computed by adding back certain tax preferences; (4) a minimum franchise tax of up to $800, which is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax (new corporations are exempted from the minimum franchise tax for the first two years of incorporation); (5) Sub-Chapter S corporations, which are taxed at 1.5% of profits; and (6) fees paid by limited liability companies, which account for 2.8% of revenues (the constitutionality of these fees is currently being challenged in three separate State courts – potential refunds are estimated at up to $1.3 billion. Should the courts decide against the State, the current estimate of refunds is $155 million to be accrued back to Fiscal Year 2007-08).

     Insurance Tax. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit sharing plans that are taxed at the lesser rate of 0.5%, surplus lines and non-admitted insurance at 3% and ocean marine insurers at 5% of underwriting profits.

     The State Board of Equalization ruled in December 2006 that the premium tax insurers pay should be calculated on a cash basis rather than the accrual method required by the Department of Insurance. This ruling is expected to result in a total loss of $406 million spread over several years; the impact is estimated to be $175 million in Fiscal Year 2007-08 and $100 million in Fiscal Year 2008-09.

     Other Taxes. Other General Fund major taxes and licenses include: estate, inheritance and gift taxes; cigarette taxes; alcoholic beverage taxes; horse racing license fees and trailer coach license fees.

     The California estate tax is based on the State death tax credit allowed against the Federal estate tax, and is designed to pick up the maximum credit allowed against the Federal estate tax return. The Federal Economic Growth and Tax Reconciliation Act of 2001 phases out the Federal estate tax by 2010. It also reduced the State pick-up tax by 25% in 2002, 50% in 2003, and 75% in 2004 and eliminated it beginning in 2005. These provisions sunset after 2010; at that time, the Federal estate tax will be reinstated along with the State's estate tax, unless future Federal legislation is enacted to make the provisions permanent.

     Special Fund Revenues. The State Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various special funds. In general, special fund revenues comprise three categories of income: (i) receipts from tax levies, which are allocated to specified functions such as motor vehicle taxes and fees and certain taxes on tobacco products; (ii) charges for special services to specific functions, including such items as business and professional license fees; and (iii) rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties). Motor vehicle related taxes and fees accounted for approximately 35% of all special fund revenues in Fiscal Year 2006-07. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and VLFs.

During Fiscal Year 2006-07, $8.6 billion was derived from the ownership or operation of motor vehicles. About $3.4 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners.

     Taxes on Tobacco Products. Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87¢ per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco and snuff at a rate equivalent to the tax increase on cigarettes. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund. The State's excise tax proceeds are earmarked for childhood development, education, health, research and other programs.

State Economy and Finances

     The State economy grew strongly between 1994 and 2000 and, as a result, for the five fiscal years from 1995-96 to 1999-2000, General Fund tax revenues exceeded budget estimates. These additional funds were largely directed to school spending and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures. The State ended Fiscal Year 2000-01 with a budget reserve of $5.39 billion. During Fiscal Year 2001-02, however, the State experienced an unprecedented drop in revenues compared to the prior year. During Fiscal Years 2001-02 through 2003-04, the State encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these years included substantial reliance on one-time measures, internal borrowing, and external borrowing. The State also faced a cash flow crisis during this period, which was relieved by the issuance of RAWs in June 2002 and June 2003 and ERBs in early 2004.

     While the 2004 Budget Act was aided by a recovering State economy and increased revenues, balancing of the budget still required a number of one-time actions. These included application of the proceeds from the sale of the ERBs and tobacco securitization bonds and suspension of Proposition 42 transfer of certain sales taxes to transportation purposes. The 2004 Budget Act also used the second year of borrowing from local governments. The 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts ($4 billion or 28.7%), cost avoidance ($4.4 billion or 31.7%), fund shifts ($1.6 billion or 11.2%), loans or borrowing ($2.1 billion or 15.4%) and transfers and other reserves ($1.8 billion or 13%).

     State Budget—Fiscal Year 2005-06. The 2005 Budget Act was adopted by the Legislature on July 7, 2005, and signed by the Governor on July 11, 2005. Under the 2005 Budget Act, General Fund revenues and transfers were projected to increase 5.7%, from $79.9 billion in Fiscal Year 2004-05 to $84.5 billion in Fiscal Year 2005-06. The revenue projections assumed continued but moderating growth in California's economy. The 2005 Budget Act contained General Fund appropriations of $90 billion, compared to $81.7 billion in Fiscal Year 2004-05. The difference between revenues and expenditures in Fiscal Year 2005-06 was funded by using a part of the $7.5 billion fund balance at June 30, 2005. The June 30, 2006 reserve was projected to be $1.302 billion, compared to an estimated June 30, 2005 reserve of $6.857 billion. About $900 million of this reserve was to be set aside for payment in Fiscal Year 2006-07 of tax refunds and other adjustments related to the tax amnesty program. The 2005 Budget Act also included special fund expenditures of $23.3 billion and bond fund expenditures of $4 billion.

The 2005 Budget Act contained the following major components:

1.	Proposition 98—General Fund expenditures increased by $2.582 billion (7.6%), to $36.6 billion, due to increases in the Proposition 98 guaranteed funding level. The 2005 Budget Act also reflected savings of $3.8 billion in Fiscal Year 2004-05, which would be restored to the Proposition 98 budget in future years as General Fund revenue growth exceeds personal income growth.

2.	Higher Education—The 2005 Budget Act marked the first year of funding for the Higher Education Compact, which was signed in 2004 to provide funding stability and preserve educational quality at the State's colleges and universities over the next six fiscal years. The 2005 Budget Act provided for total Higher Education funding of $17.8 billion from all revenue sources, including $10.2 billion from the General Fund.

3.	Health and Human Services—Expenditures for these programs increased by $2.1 billion (8.5%), to $27.1 billion. This increase included higher Medi-Cal expenditures of $1.3 billion, Department of Developmental Services expenditures of $152 million, Department of Mental Health expenditures of $306 million and Department of Social Services expenditures of $55 million. The 2005 Budget Act reflected the suspension of the July 2005 and 2006 CalWORKs grant cost-of-living-adjustments, yielding General Fund savings of $136 million and $139 million in Fiscal Years 2005-06 and 2006-07, respectively. The 2005 Budget Act further assumed that certain cost-of-living adjustments for recipients would be suspended for estimated General Fund savings of $132 million, $407.5 million and $281 million in Fiscal Years 2005-06, 2006-07 and 2007-08, respectively.

4.	Retirement and Employee Compensation—The 2005 Budget Act fully funded the State's statutory obligations, and also reflected an augmentation of $355 million for salary increases and dental and vision premium increases.

5.	Financial Instruments—The 2005 Budget Act reflected the State's issuance of pension obligation bonds to fund approximately $525 million of the State's Fiscal Year 2005-06 retirement obligation to CalPERS. An adverse court ruling prevented issuance of these bonds.

     Three related lawsuits were settled by the State, and the largest of these settlements, in the amount of $428 million, provided for the State to make annual payments of $42.8 million per year for ten years. The first year's payment, plus $36 million to completely dismiss the other two stipulated judgments, was included in the 2005 Budget Act.

     Fiscal Year 2005-06 Revised Estimates. The 2007-08 Proposed Budget estimated more favorable results for the State than were projected at the time the 2005 Budget Act was signed. The State estimated that total prior year resources, plus revenues and transfers for Fiscal Year 2005-06, were about $93.4 billion, nearly $9 billion more than originally estimated. Also, expenditures increased by about $1.6 billion. As a result, the fund balance at June 30, 2006 was estimated at about $10.8 billion.

     State Budget—Fiscal Year 2006-07. The 2006 Budget Act was adopted by the Legislature on June 27, 2006, and signed by the Governor on June 30, 2006. Under the 2006 Budget Act, General Fund revenues and transfers were projected to increase 1.2%, from $92.7 billion in Fiscal Year 2005-06 to $93.9 billion in Fiscal Year 2006-07. The 2006 Budget Act contained General Fund appropriations of $101.3 billion, compared to $92.7 billion in Fiscal Year 2005-06. The June 30, 2007 reserve was projected to be $2.1 billion, compared to an estimated June 30, 2006 reserve of $9.5 billion.

     The 2006 Budget Act also contained Special Fund expenditures of $26.6 billion and Bond Fund expenditures of $3.6 billion. Special Fund revenues were estimated at $27.8 billion. Pursuant to the cash flow projections for the 2006 Budget Act, the State issued $1.5 billion of RANs to assist in its cash management program for the fiscal year.

     The 2006 Budget Act was substantially similar to the 2006-07 May Revision, however, it also assumed $299 million greater revenues for Fiscal Year 2005-06 based on higher than expected revenues in May, and $19 million greater revenues in Fiscal Year 2006-07 due to expanded sales tax licensing and collection programs. The 2006 Budget Act contains the following major General Fund components:

     1. Repayments or Prepayments of Prior Obligations – $2.812 billion of repayments or prepayments of prior obligations as follows: (1) $1.415 billion for advance payment of a portion of the 2003-04 and 2004-05 Proposition 42 suspensions; (2) $472 million for early retirement of ERBs; (3) $296 million to repay/prepay non-Proposition 98 mandates; (4) $347 million to repay/prepay loans from special funds; (5) $150 million to prepay "settle-ups" under Proposition 98; (6) $100 million to prepay flood control subventions; and (7) $32 million to pay debt service on general obligation bonds in Fiscal Year 2007-08.

     2. Proposition 98 – Proposition 98 General Fund expenditures were $41.3 billion, an increase of $2.9 billion (7.5%) compared to the revised Fiscal Year 2005-06 estimate. Including property taxes, the total Proposition 98 guarantee was $55.1 billion, an increase of $3.1 billion (5.9%) .

     3. K-12 Education – $67.1 billion in spending on K-12 education, an increase of $2.9 billion from the revised Fiscal Year 2005-06 estimate. General Fund expenditures were $40.5 billion, an increase of $2.7 billion (7.0%) .

     4. Higher Education – General Fund expenditures were $11.4 billion, an increase of $973 million (9.4%) over Fiscal Year 2005-06.

     5. Health and Human Services – $29.3 billion General Fund to be spent on Health and Human Services programs, an increase of $2.5 billion (8.7%) from revised Fiscal Year 2005-06 estimates, which was due primarily to increases in caseload, population, and other workloads.

     6. Transportation Funding – $1.42 billion to fully fund Proposition 42 in Fiscal Year 2006-07 and $1.415 billion for advance payment of a portion of the Proposition 42 suspensions. The 2005 Budget Act assumed repayment of a portion of outstanding transportation loans with $1 billion in bond proceeds derived from certain Indian gaming revenues to specified transportation programs. There have been several lawsuits that prevented the bonds from being sold to date, and an Executive Order was issued in June 2006 to use the $151 million in tribal gaming compact revenues that had been received to repay a portion of these loans. Bond proceeds in the amount of $849 million were anticipated in the 2006 Budget Act. Due to the delays caused by ongoing litigation, the 2007-08 Proposed Budget anticipates expenditures of $100 million per year as revenues are received in Fiscal Years 2006-07 and 2007-08, until the litigation is resolved.

     7. Budget Stabilization Account – The transfer of an estimated $944 million pursuant to Proposition 58. Half of this amount ($472 million) remained in the BSA as a reserve. The other half was transferred for the purpose of early retirement of ERBs.

     Fiscal Year 2006-07 Revised Estimates. The State estimates that total prior year resources, plus revenues and transfers for Fiscal Year 2006-2007, were about $105.3 billion, nearly $1.9 billion more than originally estimated, including 1.058 billion higher personal income tax revenues and 650.9 million higher corporate tax revenues. Expenditures increased by about $152 million. As a result, the General Fund balance at June 30, 2007 was estimated at about $3.9 billion, of which $3.0 billion was in the SFEU, compared to the original 2006 Budget Act estimate of $1.6 billion.

     State Budget—Fiscal Year 2007-08. The 2007 Budget Act was adopted by the Legislature on August 21, 2007 and signed by the Governor on August 24, 2007. In approving the budget, the Governor vetoed $943 million in appropriations (including $703 million in General Fund appropriations). The 2007 Budget Act includes the largest reserve of any budget act in the State's history. Due to the shortfall in revenue collections exposed in June 2007, and in recognition of the State's continuing structural deficit and other potential threats, the Legislature took actions to reduce spending and increase funds available, thereby increasing the total reserve to an unprecedented $3.4 billion.

General Fund revenues and transfers are projected to increase 6%, from $95.5 billion in Fiscal Year 2006-07 to $101.2 billion in Fiscal Year 2007-08. The 2007 Budget Act contains General Fund appropriations of $102.3 billion, compared to $101.7 billion in 2006-07. The June 30, 2008 total reserve was projected to be $4.1 billion, similar to the estimated June 30, 2007 reserve.

     The 2007 Budget Act is substantially similar to the Governor's proposals and contains the following major General Fund components:

     1. Maximizing the Value of the State's Student Loan Guarantee Function – The 2007 Budget Act assumes the sale of California's student loan guarantee function, generating $1 billion in onetime revenue. The State's student loan guarantee function is operated through a contract between the California Student Aid Commission ("CSAC") and EdFund, California's student loan guarantee agency established by CSAC. This proposal will not adversely affect students' access to loans or the interest rates students' pay for loans.

     2. Repayments or Prepayments of Prior Obligations – $1 billion in prepayments of the ERBs and $5 million of other budgetary debt repayments, bringing the total set aside to repay the ERBs to $6.8 billion in four years since the bonds were issued. The Department of Finance projects that the ERBs will be fully retired in February of 2010, which is 14 years ahead of schedule.

     3. Proposition 98 – The 2007 Budget Act includes Proposition 98 General Fund expenditures of $41.5 billion, an increase of $712 million (1.7%) compared to revised Fiscal Year 2006-07 estimates. When property taxes are taken into account, the total Proposition 98 guarantee is $57.1 billion, which is an increase of $2.2 billion (3.9%) . The 2007 Budget Act also continues to include $426 million above the 2006-07 Proposition 98 guarantee level to implement Proposition 49.

     4. K-12 Education – $66.8 billion in spending on K-12 education, an increase of $3.5 billion from the revised Fiscal Year 2006-07 estimates.

     5. Higher Education – Reflects total funding of $19.7 billion, including $14 billion General Fund and Proposition 98 sources for all major segments of higher education, which reflects an increase of $1.1 billion above the revised Fiscal Year 2006-07 level.

     6. Health and Human Services – $29.7 billion General Fund to be spent on Health and Human Services programs, which is an increase of $301 million from the revised Fiscal Year 2006-07 estimate. Total funding from all State funds is $38 billion, which is an increase of $1.6 billion from the revised estimates.

     7. Transportation Funding – Includes $1.48 billion to fully fund Proposition 42 in Fiscal Year 2007-08. Pursuant to Proposition 1A, the 2007 Budget Act repays $83 million from the Fiscal Year 2003-04 and 2004-05 Proposition 42 suspensions. The 2007 Budget Act also provides for the use of $100 million in tribal gaming compact revenues that will be received in Fiscal Years 2006-07, 2007-08, and any future years until the bonds are sold, in order to repay past loans.

     8. Budget Stabilization Account – The fully funded transfer of $2.05 billion to the BSA, pursuant to Proposition 58. Half of this amount ($1.02 billion) will remain in the BSA as a reserve. The other half will be transferred for the purpose of early retirement of ERBs.

     9. Lease of State Lottery – The Governor proposed an examination of the potential benefits, which could be derived from a lease of the State Lottery to private operators. The Governor indicated the State may be able to realize substantial new income while still providing a guaranteed payment to schools. The Governor did not include any specific proposal in the 2007-08 May Revision, and the 2007 Budget Act does not include any increased revenue estimate based on such a transaction.

     10. Revenue Actions – The 2007 Budget Act includes several revenue proposals that were in the Governor's proposed budget. The most significant changes included the repeal of the teacher tax credit, resulting in an estimated revenue gain of $170 million in Fiscal Year 2007-08, and additional efforts to reduce the "tax gap," which is estimated to result in $77.5 million in additional personal income tax and corporation tax revenues in Fiscal Year 2007-08.

     Budget Risks and Structural Deficit. For Fiscal Year 2007-08, the State faces a number of issues and risks that may impact the General Fund, and reduce the budget reserves included in the 2007 Budget Act. Some of the larger risks include: (i) deterioration of revenues primarily as a result of weaker economic conditions; (ii) delay in sale of the State's student loan guarantee function past the current fiscal year; (iii) reserves has already been reduced by $500 million as a result of an adverse court ruling in August, 2007 in a case involving delayed payments to the State Teachers' Retirement Fund, ultimately resulting in a payment of an additional $210 million in interest; (iv) additional Proposition 98 spending; (v) additional costs for employee contracts of approximately $300 million; (vi) a variety of individual budget decisions in the area of health, welfare and social services, including litigation, each having an impact of $100 million or more; and (vii) potential impact on the General Fund reserve if the lawsuit challenging use of funds in the Public Transportation Account is successful. At this time, the State believes subsequent legislative action in the fiscal emergency special session has address the court's objections to the original 2007 Budget Act actions.

     Approximately $3.5 billion of the budget solutions included in the 2007 Budget Act are one-time actions, which cannot be repeated in Fiscal Year 2008-09. In part because of these one-time actions, and estimates of program growth based on existing statutory and constitutional requirements, the State projects that, absent additional corrective measures, the Fiscal Year 2008-09 budget will be about $6.1 billion out of balance. The 2008-09 Governor's Budget projected the budget cap for Fiscal Year 2008-09 was almost $14.5 billion.

     Fiscal Year 2007-08 Revised Estimates. The 2008-09 Governor's Budget projects that the State will end Fiscal Year 2007-08 with a total reserve of $871.9 million, compared with the original estimate of $4.1 billion. Major changes include: (i) a net loss of $439 million for Fiscal Year 2007-08 since the 2007 Budget Act, including (a) $125 million lower revenues; (b) $243 million decrease in expenditures; (c) $ 557 million decrease in resources; (ii) the General Fund revenues and transfers for Fiscal Year 2007-08 are projected at $101.2 billion, a net decrease of $9 million compared with 2007 Budget Act estimates, consist of (a) $4.164 billion decrease in major tax revenues including $2.6 billion personal income tax and $1.1 billion sales tax; (b) $3.313 billion increase in revenues from the sale of ERBs; (c) $1.494 billion increase due to the transfer of the balance of the BSA to the General Fund; (d) $652 million decrease due to changes in other minor revenues and transfers; and (iii) the General Fund expenditures for Fiscal Year 2007-08 are projected at $103.4 billion, an increase of $1.1 billion compared with 2007 Budget Act estimates, comprising of significant adjustments since the 2007 Budget Act including (a) a total of $1 billion of increased non-Proposition 98 expenditures, costs related to newly bargained labor contracts, and fire suppression costs relating to the Southern California wildfires; and (b) $215 million of increased expenditures in Proposition 98. Legislation was adopted at the fiscal emergency special session to reduce expenditures in Fiscal Year 2007-08 and lower certain base expenditures for Fiscal Year 2008-09, which has resulted in $4.8 billion of budget solutions for Fiscal Year 2007-08 and $2.7 billion of budget solutions in Fiscal Year 2008-09.

     Proposed State Budget – Fiscal Year 2008-09. The 2008-09 Governor's Budget, released on January 10, 2008, proposes to permanently control the State's persistent structural deficit by: (1) imposing budget-balancing reductions in the current and budget years while protecting and preserving essential State services, and (2) proposing a constitutional amendment, the Budget Stabilization Act, to reform the budget process so that State government has the tools needed to avoid spending more than it has in the future. The 2008-09 Governor's Budget projects to end Fiscal Year 2008-09 with at $2.8 billion total reserve. General Fund revenues and transfers are projected at $ 102.9 billion, an increase of $1.7 billion compared with Fiscal Year 2007-08 revised estimates. General Fund expenditures for Fiscal Year 2008-09 are projected at $101.0 billion, a decrease of $2.4 billion, or 2% compared with the revised estimates for Fiscal Year 2007-08.

The 2008-09 Governor's Budget has the following major General Fund components:

     1. Budget Balancing Reductions – Budget-balancing reductions of $216.6 million in Fiscal Year 2007-08 and $9.1 billion in Fiscal Year 2008-09 to close the $14.5 billion budget gap. The 10% across-the-board reductions applies to all General Fund departments and programs, Boards, Commissions, and elected offices, many of which require implementation as early as March 1, 2008.

     2. Cash Flow Management – A projected cash shortage in July and August 2008 has lead to a number of solutions including: (i) selling $3.313 billion of ERBs by the end of February 2008 to help current year cash flow; (ii) and delaying disbursement of deferred apportionments for K-12 schools and community colleges to achieve $1.3 billion of savings.

     3. Proposition 98 – The Proposition 98 Guarantee for Fiscal Year 2008-09 is projected to grow to $59.7 billion. The General Fund portion would be $43.6 billion of total Proposition 98 funding. However, as part of the budget-balancing reductions, Proposition 98 General Fund will be reduced by 9.2% to $39.6 billion. Thus, the State proposes to suspend the Proposition 98 Guarantee by $ 4 billion in Fiscal Year 2008-09.

     4. K-12 Education - The 2008-09 Governor's Budget includes $65.1 billion after budget-balancing reductions

     5. Higher Education - The 2008-09 Governor's Budget reflects a total funding of $20.5 billion, including $13.9 billion General Fund and Proposition 98 sources for all major segments of Higher Education.

     6. Health and Human Services – The 2008-09 Governor's Budget includes $29.3 billion General Fund for Health and Human Services Programs.

     7. Transportation Funding - The 2008-09 Governor's Budget includes $1.485 billion to fully fund Proposition 42 in Fiscal Year 2008-09. The 2008-09 Governor's Budget proposes to use the $100 million in tribal gaming compact revenues that will be received in Fiscal Years 2007-08 and 2008-09 until the bonds are sold, to repay past loans.

     8. Budget Stabilization Account – Under normal circumstances, the State would set aside $1.509 billion for Fiscal Year 2008-09 in the BSA for rainy day purposes. Given the $14.5 billion budget deficit, the 2008-09 Governor's Budget proposes to suspend this transfer to the BSA for Fiscal Year 2008-09.

Litigation

     The State is a party to numerous legal proceedings. The following are the most significant pending proceedings, as reported by the Office of the Attorney General.

     Action Seeking Modification of Retirement Formula for State Employees. In Joseph Myers et al. v. CalPERS et al. plead as a class action on behalf of State employees over age 55 who will retire after January 1, 2001, plaintiffs assert that current regulations violate State anti-discrimination law by changing the retirement formulas to give older workers a smaller percentage increase in benefits than is provided to younger workers. The complaint seeks injunctive relief and retroactive retirement benefits. At this time it is impossible to quantify the magnitude of the fiscal impact; however, it may be in excess of $250 million. The trial court dismissed the complaint; plaintiffs have appealed.

     Challenge Seeking Payment to Teacher's Retirement Board. In May 2003, the Legislature statutorily reduced a continuing appropriation to CalSTRS's Supplemental Benefit Maintenance Account ("SBMA") and provided that in future years, the appropriation may be returned if needed to make the SBMA actuarially sound. In October 2003, CalSTRS petitioned the California Supreme Court (Teacher's

Retirement Board, as Manager of the California State Teachers, Retirement System, et al. v. Donna Arduin, Director of California Department of Finance, and Steve Westly, California State Controller) to compel the State Controller to transfer funds from the General Fund to the SBMA in an amount equal to the continuing appropriation as it existed prior to the enactment of the legislation. Plaintiffs also sought injunctive and declaratory relief to the same effect. On May 4, 2005, the trial court granted plaintiffs' motion for summary judgment. The court declared that the statutory reduction unconstitutionally impairs CalSTRS members' vested contractual rights. The court further ordered the issuance of a peremptory writ of mandate commanding the Controller to transfer $500 million from the General Fund to SBMA. On August 30, 2007, the Court of Appeal affirmed the trial court's holding. Payment of $500 million has been made; the State may seek further review of the decision with respect to the amount of interest that is required.

     Action Seeking Modification of Retirement Formula for State Employees. In a recent class action, Joseph Myers et al v. CalPERS et al., the plaintiff alleges that a California statute violates the age discrimination provisions of the Fair Employment and Housing Act. The complaint seeks injunctive and monetary relief and alleges that, in changing the retirement formulas it previously executed, the statute "discriminates" against older workers by giving them a smaller percentage increase in benefits than it provides the younger workers. It is uncertain from the complaint what retroactive retirement benefits are being sought, and therefore, it is not possible to measure the enormity of the fiscal impact at this time; however, it may be over $250 million. The trial court dismissed the complaint; plaintiffs have appealed.

     Action Challenging Use of Vehicle Fuel Tax Revenue. In Shaw et al. v. Chiang et al., the plaintiffs are challenging certain provisions of the 2007 Budget Act and related legislation. Plaintiffs assert that approximately $1.2 billion in sales and use taxes collected on vehicle fuel were improperly appropriated to: (1) reimburse past debt service payments and to make current debt service payments on various transportation bonds; and (2) to fund various other transportation programs. The trial court concluded: (1) the $409 million reimbursement to the General Fund from the Public Transportation Account for past debt service payments was illegal; and (2) the remaining $779 million in challenged appropriations are lawful.

     Tax Refund Cases. Six cases have been filed challenging the Franchise Tax Board's ("FTB") treatment of receipts from investment of cash in short-term financial instruments, and the resulting impact on the apportionment of corporate income allegedly earned outside of California to the corporation's California tax obligation. These cases are: General Motors Corp. v. Franchise Tax Board, Microsoft Corporation v. Franchise Tax Board, The Limited Stores, Inc. and Affiliates v. Franchise Tax Board, Toys "R" Us, Inc. v. Franchise Tax Board, Montgomery Ward LLC v. Franchise Tax Board and Colgate Palmolive v. Franchise Tax Board. The State Supreme Court granted review in General Motors,

Microsoft, The Limited and Toys "R" Us. On August 17, 2006, the California Supreme Court filed its decisions in Microsoft and General Motors. In the former case, the Court affirmed the judgment in favor of the FTB, upholding the Board's use of an alternative apportionment method that excluded returned principal from the calculation. In the latter case, the Court affirmed the appellate court's decision in favor of the FTB on the research credit issue and affirmed in substantial part the lower courts' decisions on the apportionment issue. The Court remanded the case for a determination whether the inclusion of returned principal in the income apportionment calculation was distortive of the taxpayer's business activities in California, as the Court had held in Microsoft. The General Motors case is currently pending in the trial court.

     In The Limited case, on June 8, 2007, the appellate court affirmed the judgment in favor of the FTB. The Toys "R" Us case is pending in appellate court and the Montgomery Ward and Colgate-Palmolive are pending in trial courts. Until further guidance is provided by the courts, it is not possible to determine the extent of any fiscal impact on State revenues.

Three pending cases challenge the imposition of limited liability company fees by the FTB. In

Northwest Energetic Services, LLC v. Franchise Tax Board, the trial court has ruled in favor of the plaintiffs, the FTB has appealed, and the appellate court determined that the fee unconstitutionally discriminates against interstate commerce as applied to plaintiff; in Ventas Finance I, LLC v. Franchise Tax Board, the trial court has ruled in favor of the plaintiffs and the FTB has appealed; and Bakersfield Mall LLC v. Franchise Tax Board, was filed as a class action on behalf of all limited liability companies operating in California and is pending in the trial court. If it proceeds as a class action, the claimed refunds would be significant.

     Three pending cases challenge the constitutionality of the State's tax amnesty program: River Garden Retirement Home v. California v. Franchise Tax Board, Garcia v. Franchise Tax Board, and Duffield v. Franchise Tax Board. The plaintiffs allege that the penalty under the State's tax amnesty program's amnesty penalty is unconstitutional. The statute imposed a new penalty equal to 50% of accrued interest from February 1, 2005, to March 31, 2005 on unpaid tax liabilities for taxable years for which amnesty could have been requested. In Garcia, the trial court eliminated plaintiff's claim challenging the constitutionality of the tax amnesty penalty, and issued a ruling on the remaining claims that plaintiff is entitled to a refund. An appeal is possible after a final decision is issued and judgment is entered. The fiscal impact of these cases is currently unknown and depends on court decisions, but is estimated to be over $300 million.

     In Bratton v. Franchise Tax Board, the plaintiff is challenging a penalty assessed for promotion of an abusive tax shelter. The amount in dispute is $4 million, but an adverse ruling in this matter, applied to other similarly situated plaintiffs, could have a more significant fiscal impact.

     Nortel v. State Board of Equalization, a tax refund case, involves the interpretation of certain statutory sales and use tax exemptions for "custom-written" computer software and licenses to use computer software. A ruling adverse to the State Board of Equalization in this matter if applied to other similarly situated taxpayers could have a significant negative impact, in the range of approximately $500 million annually, on tax revenues.

     In two cases, Abbott Laboratories v. Franchise Tax Board and River Garden Retirement Home v. California Franchise Tax Board, the plaintiffs are challenging the denial of a deduction for dividends under the State's Revenue and Taxation Code. After the Tax Code was held to be unconstitutional, the FTB allowed a deduction for all dividends for years in which the normal 4-year statute of limitations prevented additional assessments and denied a deduction for all dividends for all taxpayers for all years in which the 4-year statue was still open. In Abbott Laboratories, plaintiff asserts that the proper remedy is to allow a deduction for all dividends based upon a judicial reformation of the statue on constitutional grounds. The trial court dismissed the complaint; plaintiff appealed. In river Garden, the trial court sustained the demur of the FTB on this issue; plaintiff also challenges the tax amnesty penalty. An adverse ruling in this matter, applied in the context of other statutes, could have a significant revenue impact.

     Environmental Cleanup and Energy-Related Matters. In the matter of Leviathan Mine, Alpine County, California, Regional Water Quality Control Board, Lahontan Region, State of California, the State, as owner of the Leviathan Mine, is a party through the Lahontan Regional Water Quality Control Board (the "Board"), which is the State entity potentially responsible for performing certain environmental remediation at the Leviathan Mine site. Also a party is ARCO, the successor in interest to the mining company that caused certain pollution of the mine site. The Leviathan Mine site is listed on the Environmental Protection Agency (the "EPA") Superfund List, and both remediation costs and costs for natural resource damages may be imposed on the State. The Board has undertaken certain remedial action at the mine site, but the EPA's decision on the interim and final remedies are pending. ARCO filed a complaint on November 9, 2007, against the State, the State Water Resources Control Board, and the Lahontan Regional Water Quality Control Board. Atlantic Richfield Co. v. State of California. ARCO seeks to recover past and future costs, based on the settlement agreement, the State's ownership of the property, and the State's allegedly negligent past clean up efforts. It is possible these matters could result in a potential loss to the State in excess of $400 million.

     In Carla Clark, et. Al. v. City of Santa Rosa, et. al, 32 plaintiffs who own property or live in Santa Rosa brought a toxic tort case alleging that water wells supplying water to their homes were contaminated by carcinogenic chemicals. The State is sued under a mandatory duty theory premised on an alleged violation of The Safe Drinking Water and Toxic Enforcement Act of 1986. Plaintiffs claim damages in excess of $400 million. After the trial court granted the State's motion for summary judgment, plaintiffs appealed.

     Escheated Property Claims. In five pending cases, plaintiffs claim that the State Controller has an obligation to pay interest on private property that has escheated to the State, and that failure to do so constitutes an unconstitutional taking of private property: Morris v. Westly; Trust Realty Partners v. Westly, Coppoletta v. Westley, Suever v. Connell, and Taylor v. Chiang. The Morris lawsuit seeks a class action determination, a declaration that failure to pay interest is an unconstitutional taking, and injunctive relief. The trial court in Morris ordered judgment for the State; plaintiff appealed. The Coppoletta case raises issues analogous to those in Morris and also asks that the unclaimed property law be construed as creating a trust for the benefit of the true owner. The trial court dismissed the complaint, and plaintiffs appealed. The Trust Realty Partners lawsuit focuses on the State's elimination of interest payments on unclaimed property claims. The case seeks a common fund recovery and injunctive relief. After the trial court's initial interim order that the State pay interest on certain claims was reversed on appeal, the matter is again pending in the trial court, which has ruled for plaintiff on certain issues, but has not yet ruled regarding damages. Suever and Taylor plaintiffs argue that the State's failure to pay interest on claims paid violated their constitutional rights. In Suever, the district court concluded that the State is obligated to pay interest to persons who reclaim property that has escheated to the State, but its ruling did not specify the rate of interest. The State has filed a motion to stay of the court's order and to certify the issue for appeal. Plaintiffs in Suever and Taylor also assert that for the escheated property that has been disposed of by the State, plaintiffs are entitled to recover, in addition to the proceeds of such sale, any difference between the sale price and the property's highest market value during the time the State held it; the State asserts that such claims for damages are barred by the Eleventh Amendment. The State has filed a motion for summary judgment on these claims in Suever, and plaintiffs have filed motions for a permanent injunction and class certification on the interest issue. If plaintiffs prevail on the claims asserted in these actions, cost to the State could be in excess of $500 million.

     In Suever and Taylor, plaintiffs also challenge the constitutional adequacy of the notice provided to owners of unclaimed property before the State takes possession of and sells such property. The trial court in Taylor issued a preliminary injunction prohibiting the State Controller from taking possession of, selling or destroying property pursuant to the State's unclaimed property law until the State enacted new notice provisions. Following legislative amendment of the State's notice procedures, the district court dissolved the injunction; plaintiffs appealed.

     Action Seeking Damages for Alleged Violations of Privacy Rights. In Gail Marie Harrington-Wisely, et al. v. State of California, et al., a proposed class action, plaintiffs seek damages for alleged violations of prison visitors' rights resulting from the Department of Corrections' use of a body imaging machine to search visitors entering State prisons for contraband. This matter has been certified as a class action. The trial court granted judgment in favor of the State. Plaintiffs' appeal has been dismissed. Plaintiffs may attempt to re-file the appeal and other issues including attorneys' fees must still be resolved. If plaintiffs were successful in obtaining an award of damages for every use of the body-imaging machine, damages could be as high as $3 billion.

     Gomez v. Saenz, et al. involves due process constitutional challenges to an individual being placed on the State's child abuse central index prior to the conclusion of a noticed hearing. Another case stated that prior to being placed on the index, a person is entitled to a hearing. However, the court did not decide what sort of hearing would suffice. This is the subject at issue with the current trial court in Gomez. Depending on the type and scope of the hearing that the trial court might order, and the number of individuals currently on the index that might be entitled to a hearing prior to remaining in the index, the costs to the State related to conducting these hearings could be in excess of $500 million.

     The plaintiff in Gilbert P. Hyatt v. Franchise Tax Board was subject to an audit by the FTB involving a claimed change of residence from California to Nevada. Plaintiff alleges a number of separate torts involving privacy rights and interference with his business relationships arising from the audit. The trial court ruled that plaintiff had not established a causal relation between the audit and the loss of his licensing business with Japanese companies; the Nevada Supreme Court denied review of this ruling. The economic damages claim exceeds $500 million. This matter is pending in the trial court. The State is vigorously contesting this matter.

     Actions Seeking Program Modifications. In the following case, plaintiffs seek a court order or judgment that would require the State to modify existing programs and, except as specified, do not seek monetary damages. Nevertheless, a judgment against the State in this case could require changes in the challenged program that could result in increased programmatic costs to the State in a future fiscal year in excess of $250 million. Alternatively, in some circumstances, it may be possible that a judgment against the State could be addressed by legislative changes to the program that would cost less.

     In Capitol People First v. Department of Developmental Services, a consortium of State and national law firms and public-interest groups, are alleging violations of Federal and State statutes on behalf of persons with developmental disabilities who are currently treated in large facilities. The case seeks modifications to existing State programs for the treatment of institutionalized disabled persons, including requiring the State to offer community-based services. Some rough estimates suggest the financial impact of a judgment against the State could be as high as $1 billion per year in programming costs going forward. The State is vigorously defending this action.

     Actions to Increase Amount of State Aid for Dependent Children. Ten pending class action lawsuits challenge the amount of aid provided by the State for the care of dependent children (either in foster care or adopted) who have also been determined to be developmentally disabled have been coordinated in Butler v. Department of Social Services. Specifically, plaintiffs assert that they were entitled to, but did not receive, the Alternative Residential Model (ARM) rate but have instead been receiving the standard AFDC-FC (foster care) rate and/or the AAP (adoption assistance program) rate. A final decision in favor of these plaintiffs could exceed $450 million. The trial court dismissed the complaint; plaintiffs appealed. The State is vigorously litigating this issue.

     In Katie A., et al. v. Bonta, et al., a class action against DHS, Department of Social Services and the City of Los Angeles, plaintiffs seek to expand Medicaid-covered services for mentally disordered children in foster care. The district court issued a preliminary injunction ordering the State defendants to provide additional services to class members. Further, the court ordered the State defendants and plaintiffs to meet and confer both to develop a plan to implement the preliminary injunction and to come to consensus on whether the court should appoint a special master. On appeal, the Ninth Circuit reversed the decision of the district court and remanded the matter for further proceedings. At this time, it is unknown what financial impact this unprecedented litigation would have on the General Fund.

     Local Government Mandate Claims and Actions. In pending litigation, Orange County and San Diego County allege that the State has not provided full reimbursement for mandated programs. These lawsuits were consolidated in San Diego Superior Court (County of San Diego v. State of California, et al; and County of Orange v. State of California, et al). Plaintiffs are seeking are seeking relief that would divert current budget appropriations away from various State agencies, and to the counties, as payment for the un-reimbursed costs of implementing a variety of programs over the last ten years. The County of San Diego has alleged un-reimbursed costs in excess of $40 million, and Orange County has alleged in excess of $116 million for un-reimbursed State-mandated costs. The effects of a final determination by an appellate court that the contested appropriation practices are unconstitutional or that the State is required to appropriate an amount equal to the amount of the mandated costs, if applied to each of California's 58 counties, could result in costs in excess of $1.5 billion. The trial court entered judgment in favor of the counties. The State defendants appealed, and plaintiff counties cross-appealed.

     In litigation filed in November 2007, California School Boards Association et al. v. State of California et al., plaintiffs, including the San Diego County Office of Education and four school districts, allege the State has failed to appropriate approximately $900 million for new State-required programs or services in violation of the State Constitution. Plaintiffs seek declaratory and injunctive relief, including an order compelling reimbursement. At this time it is unknown what fiscal impact this matter would have upon the General Fund.

     Actions Seeking to Enjoin Implementation of Certain Tribal Gaming Compacts. In June 2004, the State entered into amendments to tribal gaming compacts between the State and five Indian Tribes (the "Amended Compacts"). Those Amended Compacts are being challenged in three pending cases. A decision unfavorable to the State in the cases described below could eliminate future receipts of gaming revenues anticipated to result from the Amended Compacts, and could delay or impair the State's ability to sell a portion of the revenue stream anticipated to be generated by these Amended Compacts.

     In Rincon Band of Luiseno Mission Indians of the Rincon Reservation v. Schwarzenegger, et al. the plaintiff (the "Rincon Band"), sought an injunction against implementation of the Amended Compacts on grounds that their execution and ratification by the State constituted an unconstitutional impairment of the State's compact with the Rincon Band. The Rincon Band asserts that its compact contains an implied promise that the State would not execute compacts or compact amendments with other tribes that would have an adverse impact on the Rincon Band's market share by allowing a major expansion in the number of permissible gaming devices in California. The complaint also asserts that the State breached Rincon's compact, principally by incorrectly calculating the total number of gaming device licenses, and a claim for damages sough for a separate alleged breach of compact but did not dismiss Rincon's other breach of compact claims, including a claim that the State failed to negotiate a compact amendment with the Rincon Band in good faith. The district court entered a separate judgment with respect to the dismissed claims, and plaintiff appealed. On appeal, the Rincon Band does not challenge the validity of the Amended Compacts. The appeal involves the total number of gaming device licenses authorized and Rincon's claim for damages. The Five Tribes filed an amicus brief asserting that they were necessary and indispensable parties to the litigation.

     Hollywood Park Land Co., et al. v. Golden State Transportation, et. al. is an action brought by various horse racetrack interests, challenging validity of the proposed issuance of tribal gaming bonds. Plaintiffs claim that the bonds violate provisions of the California Constitution and seek injunctive relief. The Gabrielino-Tongva Tribe and a tribal councilman filed a notice of appearance and contest the validity of the bonds and the bond contracts. Additionally, they seek a declaration that provisions of the Amended Compacts are invalid and void and a declaration that the State regulations that address remedies for alleged violation of tribal gaming compacts, violate the due process rights of the tribe and its members. The trial court granted judgment in favor of the defendants; plaintiffs appealed.

     San Pasqual Bank of Mission Indians v. State of California, et al. plaintiff seeks a declaration that more aggregate slot machines licenses are available for issuance to all tribes that signed compacts with the State than the number of such licenses determined by the State in 2002. Should relief be granted and more licenses available, the Five Tribes' obligations to continue to fund State transportation bonds under the Amended Compacts would be rendered uncertain because the Amended Compacts contemplated the license pool created by the 1999 Compact would remain fixed at the number determined by the State. An expanded license pool would thus present questions about the Five Tribes' monetary obligations that would presumably be required to be addressed by amendment of the Amended Compacts. The district court dismissed the complaint, and plaintiff appealed.

     Prison Healthcare Reform. The adult prison health care delivery system includes medical health care, mental health care and dental health care. The annual budget for this system is approximately $2 billion. The system is operated by the California Department of Corrections and Rehabilitation, and affects approximately 33 prisons throughout the State. There are three significant cases pending in federal district courts challenging the constitutionality of prison health care. Plata v. Schwarzenegger is a class action regarding the adequacy of medical health care; Coleman v. Schwarzenegger is a class action regarding mental health care; and Perez v. Tilton is a class action regarding dental health care. A fourth case, Armstrong v/ Schwarzenegger is a class action on behalf of inmates with disabilities alleging violations of the Americans with Disabilities Act and Section 504 of the Rehabilitation Act. In Plata the district court appointed a Receiver, who tool office in April 2006, to run and operate the medical health care portion of the health care delivery system. The Plata Receiver and the Special Master appointed by the Coleman court, joined by the Court representatives appointed by the Perez and Armstrong courts, meet routinely to coordinate efforts in these cases. To date, ongoing costs of remedial activities have been incorporated into the State's budget process. However, at this time, it is unknown what financial impact this litigation would have on the State's General Fund, particularly in light of the unprecedented step of appointing a Receiver of medical health care.

Action Seeking to Enjoin Lease Revenue Bond financing for Correctional Facilities. In

Taxpayers for Improving Public Safety, et al. v. Arnold Schwarzenegger et al., plaintiffs challenge certain provisions of the Public Safety and Offender Rehabilitation Services Act of 2007 that authorize the issuance of over $7 billion of lease revenue bonds to finance construction and renovation of State prison and county jail facilities. Plaintiffs seek declaratory and injunctive relief, alleging that the lease revenue bonds violate the debt limit in the California Constitution because the bonds were not approved by the voters. The trial court denied plaintiffs' request for a preliminary injunction and dismissed the case; plaintiffs appealed. At this time it is unknown what fiscal impact this matter would have on the State's General Fund.

     Actions Seeking Medi-Cal Reimbursements. Two cases, each entitled California Association of Health Facilities ("CAHF") v. Department of Health Services ("DHS"), have been consolidated at the appellate level. CAHF, which represents various nursing and care facilities, filed the two separate cases alleging that Medi-Cal reimbursement rates paid by DHS to providers in Fiscal Years 2001-02 and 2002-03 were too low. The trial court sustained DHS' demurrers in both cases. On December 26, 2006, the Court of Appeal reversed and remanded the case to the trial court for further proceedings. The consolidated cases are pending in the trial court. A final decision adverse to DHS in both of the consolidated cases could result in reimbursement costs exceeding $250 million.

     In Orinda Convalescent Hospital, et al. v. Department of Health Services, plaintiffs challenge a quality assurance fee charged to certain nursing facilities and a Medi-Cal reimbursement methodology applicable to such facilities that were enacted in 2004, alleging violations of Federal Medicaid law, the Federal and State constitutions and State law. Plaintiffs seek a refund of fees paid and to enjoin future collection of the fee. If an injunction against collection of the fee is issued, it could negatively affect the State's receipt of Federal funds. At this time it is unknown what fiscal impact this matter would have upon the General Fund.

APPENDIX E

     Set forth below, as to each share class of each Fund, as applicable, are those shareholders of record known by each Fund to own 5% or more of a class of shares of the Fund as of March 17, 2008.

Dreyfus Cash Management

Institutional Shares: (1) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (24.8208%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (18.7498%) .

Investor Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (49.6162%); (2) Pershing LLC, Attn: Cash Management Services, 1 Pershing Plaza, Jersey City, NJ 07399-0001 (20.0978%); (3) Union Bank, Attn: Jeannie Chizek, P.O. Box, 85602, San Diego, CA 92186-5602 (7.3263%) .

Administrative Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (47.3462%); (2) Pershing LLC, Attn: Cash Management Services, 1 Pershing Plaza, Jersey City, NJ 07399-0001 (23.8535%); (3) Stifel Nicolaus & Co., Inc., For the Exclusive Benefit of Customers, 500 N. Broadway, St. Louis, MO 63102-2110 (10.1284%); (4) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (8.4450%) .

Participant Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (55.0457%); (2) Pershing, For the Exclusive Benefit of Pershing Customer Accounts, One Pershing Plaza, Jersey City, NJ 07311-0001 (16.0104%) .

Agency Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (99.9946%) .

Dreyfus Cash Management Plus, Inc.

Institutional Shares: (1) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (34.3336%); (2) Mount Vernon Sec Lending Treasury Prime, Attn: Bridgt Stier, 800 Nicollet Mall, Minneapolis, MN 55402-7000 (7.3879%) .

Investor Shares: (1) Pershing, For the Exclusive Benefit of Pershing Clients, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07311-0001 (53.4460%); (2) Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175 (8.2951%) .

Administrative Shares: (1) Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175 (26.3204%); (2) Mellon 1st Business Bank, 601 W. 5th St., Los Angeles, CA 90071-2004 (15.2450%); (3) Mellon Bank N.A., For the Benefit of Sapphire Industrial Corp., Newport Office Center VII, 480 Washington St., Jersey City, NJ 07310-2053 (14.3649%); (4) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0002 (13.5310%); (5) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (8.3785%); (6) Wells Fargo Brokerage Services LLC, Attn: Michelle Herrick, 608 2nd Avenue S, Minneapolis, MN 55479-0001 (6.7656%); (7) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (5.5515%); (8) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, Charlotte, NC 28255-0001 (5.1637%) .

Participant Shares: (1) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (52.7562%); (2) Pershing LLC, Attn. Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (33.2624%) .

Select Shares: (1) Reliance Trust Company, For the Benefit of Integrity Investments, 1100 Abernathy Road, Atlanta, GA 30328-5620 (64.5231%); (2) Mellon 1st Business Bank, 601 W. 5th St., Los Angeles, CA 90071-2004 (35.2746%) .

Service Shares: (1) Reliance Trust Company, For the Benefit of Integrity Investments, 1100 Abernathy Road, Atlanta, GA 30328-5620 (99.7766%) .

Agency Shares: (1) MBC Investments Corporation, c/o Mellon Financial Corp., Attn: Delaware Financial Department, 4001 Kennett Pike, Suite 218, 2 Greenville Crossing, Greenville, DE 19807 (100%).

Dreyfus Government Cash Management

Institutional Shares: (1) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (24.4826%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (18.7370%); (3) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, Charlotte, NC 28255-0001 (10.0048%); (4) Mellon Bank N.A., Attn: Pamela Palmer, One Mellon Bank Center, Pittsburgh, PA 15258-0001 (6.6691%); (5) Wells Fargo Brokerage Services LLC, Attn: Michelle Herrick, 608 2nd Avenue S, Minneapolis, MN 55479-0001 (6.5828%); (6) Bear Stearns Securities Corp., One Metrotech Center North, Brooklyn, NY 11201-3870.

Investor Shares: (1) Pershing LLC, Attn. Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (45.8977%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (30.9671%); (3) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, Charlotte, NC 28255-0001 (10.1660%) .

Administrative Shares: (1) Morgan Keegan & Co., 50 Front St., Floor 4, Memphis, TN 38103-1175 (46.6870%); (2) Citigroup Global Markets Inc., 333 West 34th Street, New York, NY 10001-2402 (16.8042%); (3) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (7.0493%); (4) Comercia Bank, VMTN: Gloria Afnan, 201 W Fort Street, Detroit MI, 48226 (5.9567%) .

Participant Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (38.2877%); (2) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N College St, Charlotte, NC 28255-0001 (22.2247%) .

Agency Shares: (1) GTX Inc., Attn: Mark Mosteller, Accounting Dept., 3 North Dunlap, Memphis, TN 38163-0001 (99.9606%) .

Dreyfus Government Prime Cash Management

Institutional Shares: (1) MAC & Co., Mutual Fund Unit, P.O. Box 534005, Pittsburgh, PA 15251-4005 (16.8181%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (15.7722%); (3) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (14.4448%); (4) Wells Fargo Brokerage Services LLC, Attn: Michelle Herrick, 608 2nd Avenue South, Minneapolis, MN 55479-0001 (8.4105%); (5) Mellon Bank N.A., Attn: Pamela Palmer, One Mellon Bank Center, Pittsburgh, PA 15258-0001 (8.3321%); (6) Banc of America Securities

LLC, Money Market Funds Omnibus, 200 N. College Street, Floor 3, Charlotte, NC 28255-0001 (7.7810%) .

Investor Shares: (1) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (37.6932%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (26.3306%); (3) Hudson Valley Bank, 21 Scarsdale Road, # Dept., Yonkers, NY 10707-3204 (8.8893%) .

Administrative Shares: (1) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (20.4304%); (2) R.D. Hubbard, Index Funds, 73405 El Paseo, Palm Desert, CA 92260-4214 (5.9415%); (3) Pershing LLC, Attn: Cash Management Department, One Pershing Plaza, Jersey City, NJ 07399-0001 (5.4728%) .

Participant Shares: (1) National Financial Services Corp., for the Exclusive Benefit of its Customers, Attn: Mutual Funds Dept., 5th Floor, One World Financial Center, 200 Liberty St., New York, NY 10281-1003 (35.5712%); (2) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (22.0083%); (3) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (19.6601%); (4) Harrah's Operating Company Inc., Newport Office Center VII, 860 Washington Blvd., Jersey City, NJ 07310-2053 (6.2685%); (5) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (5.7488%) .

Agency Shares: (1) GTX Inc., Attn: Mark Mosteller, Accounting Dept., 3 North Dunlap, Memphis, TN 38163-0001 (99.9898%) .

Dreyfus Treasury & Agency Cash Management

Institutional Shares: (1) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (27.4884%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (6.9742%); (3) Mirant Corporation, Attn: Mark Crompton, 1155 Perimeter Center West, Atlanta, GA 30338-5463; (4) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, Charlotte, NC 28255-0001 (5.2740%) .

Investor Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (57.8993%); (2) Zions First National Bank, Trust Department, P.O. Box 30880, Salt Lake City, UT 84130-0880 (11.3925%); (3) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07311-001 (10.5336%) .

Administrative Shares: (1) Pershing LLC, For the Benefit of Pershing Customer Accounts, Attn: Cash Management Dept., One Pershing Plaza, Jersey City, NJ 07399-0001 (50.1629%); (2) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, Charlotte, NC 28255-0001 (20.2831%); (3) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (8.0049%); (4) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (6.8536%); (5) National City Bank, TTEE AEO Management Co., P.O. Box 94984, Cleveland, OH 44101-4984 (5.2523%) .

Participant Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (42.8509%); (2) Zions First National Bank, P.O. Box 30880, Salt Lake City, UT 84130-0880 (17.5654%); (3) Band & Co., c/o U.S. Bank NA, 1555 North River Center Drive, Suite 302, P.O. Box 1787, Milwaukee, WI 53201-1787 (12.9506%); (4) Laba & Co Inc., Corporate Trust Escrow Only, c/o Lasalle National

Bank, P.O. Box 1443, Chicago, IL 60690-1443 (10.8897%); (5) Lighthouse Capital, L.P., 193 Miller Park Road, Milford, NJ 08848-1964 (6.0776%) .

Select Shares: (1) Reliance Trust Company, For the Benefit of Integrity Investments, 1100 Abernathy Road, Atlanta, GA 30328-5620 (47.4039%); (2) Commerce Bank, Corporate Trust Services, 101 Haddonfield Road, 2nd Floor, P.O. Box 1034, Cherry Hill, NJ 08034-0009 (39.9298%); (3) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (11.6199%) .

Service Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (51.0830%); (2) Band & Co., c/o U.S. Bank NA, 1555 North Rivercenter Drive, Suite 302, P.O. Box 1787, Milwaukee, WI 53201-1787 (44.2859%) .

Premier Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Parkway, 2nd Floor, E. Syracuse, NY 13057-1382 (99.9959%) .

Agency Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Parkway, 2nd Floor, E. Syracuse, NY 13057-1382 (99.9934%) .

Dreyfus Treasury Prime Cash Management

Institutional Shares: (1) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, Charlotte, NC 28255-0001 (27.6382%); (2) Bear Stearns Securities Corp., 1 Metrotech Center North, Brooklyn, NY 11201-3870 (17.1265%); (3) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (12.0317%); (4) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (8.7060%); (5) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (5.1166%) .

Investor Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (55.5442%); (2) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (31.6948%) .

Administrative Shares: (1) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (35.8355%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (27.4140%);

(3)	Chinyol Yi Annuity Trust, 20 Sunset Harbor, Newport Coast, CA 92657-1706 (15.1204%);

(4)	Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street,

Charlotte, NC 28255-0001 (14.5173%).

Participant Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (16.2268%); (2) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (13.2055%);

(3)	Morgan Keegan & Co. Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175 (9.7606%);

(4)	First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602

(7.0073%); (5) Richard Gilder 2007 Grantor Retained Annuity Trust, 1775 Broadway, New York, NY 10019-1903 (6.5608%) .

Agency Shares: (1) Mellon Bank NA Trust Account, For the Benefit of BPW Acquisition Corp., Newport Office Center VII, 480 Washington Blvd, 29th Floor, Jersey City, NJ 07310-2053 (99.8141%) .

Dreyfus Municipal Cash Management Plus

Institutional Shares: (1) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (64.5066%); (2) Wells Fargo Brokerage Services LLC, Attn: Michelle Herrick, 608 Second Avenue South, Minneapolis, MN 55479-0001 (8.2814%)

Investor Shares: (1) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (85.9769%); (2) Stifel Nicolaus & Co. Inc., for the Exclusive Benefit of Customers, 500 N. Broadway, St. Louis, MO 63102-2110 (5.9918%) .

Administrative Shares: (1) Morgan Keegan & Co., Inc., 50 Front Street, Floor 4, Memphis, TN 38103-1175 (79.0775%); (2) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (15.7394%) .

Participant Shares: (1) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (68.0925%); (2) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (20.6135%); (3) PFPC, For the Benefit of Nationwide Best of America Advisory Services Program, 760 Moore Road, King of Prussia, PA 19406-1212 (9.1028%) .

Agency Shares: (1) MBC Investments Corporation, c/o Mellon Financial Corp., Attn: Delaware Financial Department, 4001 Kennett Pike, Suite 218, 2 Greenville Crossing, Greenville, DE 19807 (100%).

Dreyfus Tax Exempt Cash Management

Institutional Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (16.7432%); (2) National Financial Services Corp., Attn: Mutual Funds Dept., One World Financial Center, 200 Liberty Street, New York, NY 10281-1003; (3) Boston & Co., c/o Mellon Trust, Attn: John Kacinko, 3 Mellon Bank Center, Pittsburgh, PA 15253-0001 (10.6906%); (4) Citizens Bank, Attn: Jeffrey Fletcher, 870 Westminster Street, Providence, RI 02903-4089 (6.0118%); (5) Bowen David & Co., 175 Federal Street, Boston, MA 02110-2210 (5.6273%) .

Investor Shares: (1) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (68.5938%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (13.9236%) .

Administrative Shares: (1) Pershing LLC, Attn: Cash Management Services, Harborside Financial Center III, 6th Floor, Jersey City, NJ 07311 (67.7218%); (2) Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 (21.4624%); (3) Dwight D. Sipprelle & Susan M. Sipprelle JTWROS, 155 Lincoln Street, Englewood, NJ 07631-3120 (8.5360%) .

Participant Shares: (1) Saturn & Co., c/o Investors Bank & Trust Company, P.O. Box 9130, Boston, MA 02117-9130 (46.6816%); (2) Pantheon Partner/IPO, 7 Wappinger Trail, Briarcliff Manor, NY 10510-1951 (18.4508%); (3) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Parkway, 2nd Floor, E. Syracuse, NY 13057-1382 (16.7631%) .

Agency Shares: (1) MBC Investments Corporation, c/o Mellon Financial Corp., Attn: Delaware Financial Department, 4001 Kennett Pike, Suite 218, 2 Greenville Crossing, Greenville, DE 19807 (100%).

Dreyfus New York Municipal Cash Management

Institutional Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Parkway, 2nd Floor, E. Syracuse, NY 13057-1382 (67.5601%); (2) HSBC Investor NY Tax Free Money Market, Attn: Robert Lee, 452 Fifth Avenue, New York, NY 10018-2706; (3) Bear Stearns Securities Corp., One Metrotech Center North, Brooklyn, NY 11201-3870 (5.9625%) .

Investor Shares: (1) Pershing LLC, Attn: Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (86.8667%); (2) Hudson Valley Bank, 21 Scarsdale Road, Yonkers, NY 10707-3204 (9.9095%) .

Administrative Shares: (1) Pershing, Firm Account Money Mutual Funds, Attn: Cash

Management Services, One Pershing Plaza, Jersey City, NJ 07399-0002 (45.0252%); (2) Cosmos Associates, c/o Paramount Group Inc., 1633 Broadway, Suite 1801, New York, NY 10019-6708 (32.1654%); (3) Bear Stearns Securities Corp., 1 Metrotech Center North, Brooklyn, NY 11201-3870 (11.7256%); (4) Stifel Nicolaus & Co. Inc., for the Exclusive Benefit of Customers, 500 N. Broadway, St. Louis, MO 63102-2110 (10.5311%) .

Participant Shares: (1) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (97.0819%) .

Agency Shares: (1) MBC Investments Corporation, c/o Mellon Financial Corp., Attn: Delaware Financial Department, 4001 Kennett Pike, Suite 218, 2 Greenville Crossing, Greenville, DE 19807 (100%).

Dreyfus California AMT-Free Municipal Cash Management

Institutional Shares: (1) National Financial Services Corp., Attn: Mutual Funds Dept., One World Financial Center, 200 Liberty St., New York, NY 10281-1003 (53.1823%); (2) Wells Fargo Brokerage Services LLC, Attn: Michelle Herrick, 608 2nd Ave South, Minneapolis, MN 55479-0001 (34.9883%); Comerica Bank, Attn: Gloria Afnan, 201 W Fort Street, Detroit, MI 48226 (11.8294%) .

Investor Shares: (1) National Financial Services Corp., Attn: Mutual Funds Dept., One World Financial Center, 200 Liberty St., New York, NY 10281-1003 (83.4711%); (2) Wells Fargo Brokerage Services LLC, Attn: Michelle Herrick, 608 2nd Ave South, Minneapolis, MN 55479-0001 (16.5289%) .

Administrative Shares: (1) MBC Investments Corporation, c/o Mellon Financial Corp., Attn: Delaware Financial Department, 4001 Kennett Pike, Suite 218, 2 Greenville Crossing, Greenville, DE 19807 (100%).

Participant Shares: (1) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (99.9133%) .

Agency Shares: (1) MBC Investments Corporation, c/o Mellon Financial Corp., Attn: Delaware Financial Department, 4001 Kennett Pike, Suite 218, 2 Greenville Crossing, Greenville, DE 19807 (100%).

Dreyfus Cash Management Plus, Inc.

PART C. OTHER INFORMATION
_________________________

Item 23.	Exhibits - List

(a)(1)	Articles Supplementary dated November 26, 2001. Registrant's Articles of
Incorporation are incorporated by referenced to Exhibit (1) of Post-Effective
Amendment No. 9 to the Registration Statement on Form N-1A, filed on January 26,
1994.

(a)(2)	Articles Supplementary dated November 26, 2001 are incorporated by reference to
Exhibit (a) of Post-Effective Amendment No. 23 to the Registration Statement, filed on May 30, 2002.

(a)(3)	Articles Supplementary dated June 18, 2007 are incorporated by reference to Exhibit
(a)(3) of Post-Effective Amendment No. 30 to the Registration Statement, filed on
June 26, 2007.

(b)	Registrant's Amended and Restated By-Laws is incorporated by referenced to Exhibit
(b) of Post-Effective Amendment No. 27 to the Registration Statement on
Form N-1A, filed on May 30, 2006.

(d)	Management Agreement is incorporated by referenced to Exhibit (5) of Post-Effective
Amendment No. 10 to the Registration Statement on Form N-1A, filed on December
1, 1994.

(e)(i)	Distribution Agreement is incorporated by reference to Exhibit (p) of Post-Effective
Amendment No. 22 to the Registration Statement on Form N-1A, filed on May 29,
2001.

(e)(ii)	Forms of Service Agreements are incorporated by reference to Exhibit (e) of Post-
Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on
May 25, 2000.

(g)(1)	Custody Agreement with The Bank of New York.

(g)(2)	Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-
Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on
October 25, 1995.

(h)(1)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective
Amendment No. 13 to the Registration Statement on Form N-1A, filed on September
20, 1996.

(h)(2)	Amended and Restated Transfer Agency Agreement.

(i)	Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit
(10) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-
1A, filed on October 25, 1995.

(j)	Consent of Independent Registered Public Accounting Firm.

(m)	Rule 12b-1 Service Plan, as amended is incorporated by reference to Exhibit (m) of
Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on September 27, 2007.

(o)	Rule 18f-3 Plan is incorporated by reference to Exhibit (18) of Post-Effective
Amendment No. 32 to the Registration Statement on Form N-1A, filed on September
27, 2008.

(p)	Revised Code of Ethics.

Item 23.	Exhibits – List (continued)

Other Exhibits

(a)	Power of Attorney of the officers is incorporated by reference to other Exhibits (a) of
Post-Effective Amendement No.29 to the Registration Statement on Form N-1A, filed on May 29, 2007.

(b)	Certificate of Assistant Secretary is incorporated by referenced to Other
Exhibits (b) of Post-Effective Amendment No. 27 to the Registration
Statement on Form N-1A, filed on May 30, 2006.

Item 24.	Persons Controlled by or under Common Control with Registrant

None.

Item 25.	Indemnification

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorney's fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

Article Eight of the Registrant's Declaration of Trust and any amendments thereto, Article 10 of the Registrant’s Amended and Restated By-Laws and Section 1.11 of the Distribution Agreement

Item 26	Business and Other Connections of Investment Adviser

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, and manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Director		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08
	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	8/06 - 6/07
J. Charles Cardona	Dreyfus Investment Advisors, Inc.++	Chairman of the Board	2/02 - 7/05
President and Director
	MBSC Securities Corporation++	Director	6/07 - Present
		Executive Vice President	6/07 - Present
	Dreyfus Service Corporation++	Executive Vice President	2/97 – 6/07
		Director	8/00 – 6/07
Diane P. Durnin	None
Vice Chair and Director
Jonathan Little	Mellon Global Investments	Chief Executive Officer	5/02 - Present
Chair of the Board
	London, England	Director	5/02 - Present
	Mellon Fund Managers Limited+	Director	5/03 - Present
	Mellon Global Investments (Holdings) Ltd. +	Director	9/03 - Present
	Mellon Global Investing Corp. +	Director	5/02 - Present
	Mellon International Investment Corp. +	Director	4/02 - Present
	Mellon Overseas Investment Corp. +	Director	12/02 - Present
	Hamon Investment Group PTE Ltd. +	Director	3/02 - Present
	Mellon Chile Holdings, S.A. +	Director	7/03 - Present
	Mellon Global Funds, plc+	Director	12/00 - Present
	Mellon Global Management Ltd. +	Director	11/00 - Present
	Mellon Global Investments Japan Ltd. +	Director	6/02 - Present
	Universal Liquidity Funds, plc+	Director	11/00 - Present
	Pareto Investment Management Ltd. +	Director	11-04 - Present
	Mellon Global Investments (Asia) Ltd.+	Director	5/01 - Present
	Mellon Global Investments Australia Ltd. +	Director	10/02 - Present
	Mellon Australia Ltd. +	Director	7/02 - Present
	Mellon Alternative Strategies Ltd. +	Director	10/04 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Little	NSP Financial Services Group Pty Ltd. +	Director	12/01 - Present
Chair of the Board
(continued)

	Kiahan Ltd. +	Director	12/01 - Present

Phillip N. Maisano	Mellon Bank, N.A.+	Senior Vice President	4/06 - Present
Director, Vice Chair and
Chief Investment Officer
	EACM Advisors LLC	Chairman of Board	8/04 - Present
	200 Connecticut Avenue	Chief Executive Officer	8/04 - 5/06
Norwalk, CT 06854-1940

	Founders Asset Management LLC****	Member, Board of	11/06 - Present
Managers

	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
One Financial Center
Boston, MA 02211

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLPP+	Board Member	12/06 - Present

	Newton Management Limited	Board Member	12/06 - Present
London, England

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	One Financial Center	Member, Board of	10/04 - Present
	Boston, MA 02211	Managers

	Palomar Management	Director	12/97 - Present
London, England

	Palomar Management Holdings Limited	Director	12/97 - Present
London, England

	Pareto Investment Management Limited	Director	9/04 – Present
London, England

	MAM (DE) Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

	MAM (MA) Holding Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	TBC General Partner, LLC*	President	7/03 - Present

C-4

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
Director	LLC
(continued)	One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates, LLC*	Director	4/97 – Present

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLPP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 – Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 – Present
London, England

	Pareto Investment Management Limited	Director	3/06 – Present
London, England

	Mellon Equity Associates, LLPP+	Executive Committee	10/05 - Present
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 - Present
	LLC	Managers
One Financial Center
Boston, MA 02211

C-5

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Scott E. Wennerholm	The Boston Company Holding, LLC*	Member, Board of	4/06 – Present
Director		Managers
(continued)

	Mellon Bank, N.A. +	Senior Vice President	10/05 - Present

	Mellon Trust of New England, N. A.*	Director	4/06 – Present
		Senior Vice President	10/05 - Present

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust*	Member of Board of	1/07 - Present
Trustees

J. David Officer	MBSC Securities Corporation++	President	6/07 – Present
Chief Operating Officer,		Director	6/07 – Present
Vice Chair and Director
	Dreyfus Service Corporation++	President	3/00 – 6/07
		Director	3/99 – 6/07

	MBSC, LLC++	Manager, Board of	4/02 – 6/07
Managers
		President	4/02 – 6/07

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization, Inc.++	Director	3/99 – 3/07

	Seven Six Seven Agency, Inc.++	Director	10/98 - 4/07

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - 9/05
Controller		Managers
		Vice President and	7/05 - 9/05
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05 – 6/07
		Manager, Board of	7/05 – 6/07
Managers

	MBSC Securities Corporation++	Director	6/07 – Present
		Chief Financial Officer	6/07 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Gary Pierce	Dreyfus Service Corporation++	Director	7/05 – 6/07
Controller		Chief Financial Officer	7/05 – 6/07
(continued)

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - 9/05
Officer
	MBSC, LLC++	Chief Compliance	10/04 – 6/07
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 - Present
Officer
	Dreyfus Service Corporation	Chief Compliance	10/04 – 6/07
Officer

Jill Gill	Mellon Financial Corporation +	Vice President	10/01 - Present
Vice President –
Human Resources	MBSC Securities Corporation++	Vice President	6/07 - Present

	Dreyfus Service Corporation++	Vice President	10/06 - 6/07

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - 9/05
Vice President – Tax
	MBSC Securities Corporation++	Vice President - Tax	6/07 – Present

	Dreyfus Service Corporation++	Vice President - Tax	10/96 – 6/07

	MBSC, LLC++	Vice President - Tax	4/02 – 6/07

	The Dreyfus Consumer Credit Corporation ++	Chairman	6/99 - Present
		President	6/99 - Present

	Dreyfus Service Organization, Inc.++	Vice President - Tax	10/96 - Present

C-7

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jeanne M. Login	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
(continued)
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases

James Bitetto	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present
Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 – 6/07

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present
		Director	2/02 – 7/06

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

C-9

Item 27.	Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.

2.	CitizensSelect Funds

3.	Dreyfus A Bonds Plus, Inc.

4.	Dreyfus Appreciation Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Mortgage Securities Fund

7.	Dreyfus BASIC U.S. Government Money Market Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus California Intermediate Municipal Bond Fund

10.	Dreyfus California Tax Exempt Money Market Fund

11.	Dreyfus Cash Management

12.	Dreyfus Cash Management Plus, Inc.

13.	Dreyfus Connecticut Intermediate Municipal Bond Fund

14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

15.	Dreyfus Fixed Income Securities

16.	Dreyfus Florida Intermediate Municipal Bond Fund

17.	Dreyfus Florida Municipal Money Market Fund

18.	Dreyfus Founders Funds, Inc.

19.	The Dreyfus Fund Incorporated

20.	Dreyfus GNMA Fund, Inc.

21.	Dreyfus Government Cash Management Funds

22.	Dreyfus Growth and Income Fund, Inc.

23.	Dreyfus Growth Opportunity Fund, Inc.

24.	Dreyfus Index Funds, Inc.

25.	Dreyfus Institutional Cash Advantage Funds

26.	Dreyfus Institutional Money Market Fund

27.	Dreyfus Institutional Preferred Money Market Funds

28.	Dreyfus Insured Municipal Bond Fund, Inc.

29.	Dreyfus Intermediate Municipal Bond Fund, Inc.

30.	Dreyfus International Funds, Inc.

31.	Dreyfus Investment Grade Funds, Inc.

32.	Dreyfus Investment Portfolios

33.	The Dreyfus/Laurel Funds, Inc.

34.	The Dreyfus/Laurel Funds Trust

35.	The Dreyfus/Laurel Tax-Free Municipal Funds

36.	Dreyfus LifeTime Portfolios, Inc.

37.	Dreyfus Liquid Assets, Inc.

38.	Dreyfus Massachusetts Intermediate Municipal Bond Fund

39.	Dreyfus Massachusetts Municipal Money Market Fund

40.	Dreyfus Midcap Index Fund, Inc.

41.	Dreyfus Money Market Instruments, Inc.

42.	Dreyfus Municipal Bond Fund, Inc.

43.	Dreyfus Municipal Cash Management Plus

44.	Dreyfus Municipal Funds, Inc.

45.	Dreyfus Municipal Money Market Fund, Inc.

46.	Dreyfus New Jersey Intermediate Municipal Bond Fund

47.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

48.	Dreyfus New York Municipal Cash Management

49.	Dreyfus New York Tax Exempt Bond Fund, Inc.

50.	Dreyfus New York Tax Exempt Intermediate Bond Fund

51.	Dreyfus New York Tax Exempt Money Market Fund

52.	Dreyfus U.S. Treasury Intermediate Term Fund

53.	Dreyfus U.S. Treasury Long Term Fund

54.	Dreyfus 100% U.S. Treasury Money Market Fund

55.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund

56.	Dreyfus Pennsylvania Municipal Money Market Fund

57.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.

58.	Dreyfus Premier Equity Funds, Inc.

59.	Dreyfus Premier Fixed Income Funds

60.	Dreyfus Premier International Funds, Inc.

61.	Dreyfus Premier GNMA Fund

62.	Dreyfus Premier Manager Funds I

63.	Dreyfus Premier Manager Funds II

64.	Dreyfus Premier Municipal Bond Fund

65.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

66.	Dreyfus Premier New York Municipal Bond Fund

67.	Dreyfus Premier Opportunity Funds

68.	Dreyfus Premier State Municipal Bond Fund

69.	Dreyfus Premier Stock Funds

70.	The Dreyfus Premier Third Century Fund, Inc.

71.	Dreyfus Premier Value Equity Funds

72.	Dreyfus Premier Worldwide Growth Fund, Inc.

73.	Dreyfus Short-Intermediate Government Fund

74.	Dreyfus Premier Short-Intermediate Municipal Bond Fund

75.	The Dreyfus Socially Responsible Growth Fund, Inc.

76.	Dreyfus Stock Index Fund, Inc.

77.	Dreyfus Tax Exempt Cash Management

78.	Dreyfus Treasury Cash Management

79.	Dreyfus Treasury Prime Cash Management

80.	Dreyfus Variable Investment Fund

81.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

82.	General California Municipal Money Market Fund

83.	General Government Securities Money Market Funds, Inc.

84.	General Money Market Fund, Inc.

85.	General Municipal Money Market Funds, Inc.

86.	General New York Municipal Bond Fund, Inc.

87.	General New York Municipal Money Market Fund

88.	Mellon Funds Trust

89.	Strategic Funds, Inc.

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	President
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	Executive Vice President
Sue Ann Cormack**	Executive Vice President	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Timothy I. Barrett**	Vice President	None
Jill Gill*	Vice President	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Mary Merkle*	Vice President – Compliance	None
Jennifer M. Mills*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
Theodore A. Schachar*	Vice President – Tax	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
*****	Principal business address is One Boston Place, Boston, MA 02108.
******	Principal business address is 595 Market Street, San Francisco, CA 94105.
*******	Principal business address is 101 Barclay Street, New York 10286.

Item 28.	Location of Accounts and Records

1.	The Bank of New York
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

SIGNATURES
---------------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of May, 2008.

DREYFUS CASH MANAGEMENT PLUS, INC.

BY:	/s/J. David Officer*
----------------------------
J. David Officer, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ J. David Officer *	President (Principal Executive	05/30/08
--------------------------	Officer)
J. David Officer

/s/James Windels*	Treasurer (Principal Financial and	05/30/08
--------------------------	Accounting Officer
James Windels

/s/Joseph S. DiMartino*
--------------------------	Chairman of the Board	05/30/08
Joseph S. DiMartino

/s/David W. Burke*	Board Member	05/30/08
--------------------------
David W. Burke

/s/Isabel P. Dunst*	Board Member	05/30/08
--------------------------
Isabel P. Dunst

/s/Warren B. Rudman*	Board Member	05/30/08
--------------------------
Warren B. Rudman

/s/Philip L. Toia*	Board Member	05/30/08
--------------------------
Philip L. Toia

/s/Benaree P. Wiley*	Board Member	05/30/08
--------------------------
Benaree P. Wiley

*BY:	/s/John B. Hammalian*
----------------------------
John B. Hammalian,
Attorney-in-Factt

Dreyfus Cash Management Plus, Inc.

EXHIBIT INDEX

Item No. 23	Document
(g)(1)	Custody Agreement with The Bank of New York
(h)(2)	Amended and Restated Transfer Agency Agreement
(j)	Consent of Independent Registered Public Accounting Firm
(p)	Code of Ethics